E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments
E*TRADE No Fee Large Cap Index Fund

	Shares	Value
Common Stocks (99.2%)
Aerospace & Defense (2.5%)
Axon Enterprise, Inc. (a)	154	$81,275
Boeing Co. (a)	1,563	337,827
Curtiss-Wright Corp.	62	44,888
FTAI Aviation Ltd.	210	43,260
General Dynamics Corp.	456	174,840
General Electric Co.	2,156	776,311
HEICO Corp.	89	31,716
HEICO Corp., Class A	198	50,941
Honeywell Aerospace, Inc. (a)	612	126,525
Howmet Aerospace, Inc.	795	224,397
L3Harris Technologies, Inc.	370	102,512
Lockheed Martin Corp.	480	279,715
Northrop Grumman Corp.	303	164,371
Rocket Lab Corp. (a)	1,149	74,628
RTX Corp.	2,797	601,970
TransDigm Group, Inc.	114	142,999
Woodward, Inc.	101	36,436
		3,294,611
Air Freight & Logistics (0.3%)
Expeditors International of Washington, Inc.	243	40,797
FedEx Corp.	468	143,863
United Parcel Service, Inc., Class B	1,538	160,291
		344,951
Automobiles (1.8%)
Ford Motor Co.	7,971	117,014
General Motors Co.	1,860	165,280
Rivian Automotive, Inc., Class A (a)	1,811	27,563
Tesla, Inc. (a)	6,886	2,142,992
		2,452,849
Banks (3.5%)
Bank of America Corp.	12,910	799,775
Citigroup, Inc.	3,578	473,906
Citizens Financial Group, Inc.	794	56,890
Fifth Third Bancorp	1,752	98,988
First Citizens BancShares, Inc., Class A	18	39,360
Huntington Bancshares, Inc.	3,670	62,537
JPMorgan Chase & Co.	5,561	1,956,304
KeyCorp	2,218	50,105
M&T Bank Corp.	262	64,528
PNC Financial Services Group, Inc.	858	214,388
Regions Financial Corp.	1,640	50,758
Truist Financial Corp.	2,654	137,583
U.S. Bancorp	3,187	200,813
Wells Fargo & Co.	6,411	554,231
		4,760,166
Beverages (1.0%)
Coca-Cola Co.	7,986	699,494
Constellation Brands, Inc., Class A	336	43,757
Keurig Dr. Pepper, Inc.	2,555	79,512
Monster Beverage Corp. (a)	1,371	132,137
PepsiCo, Inc.	2,766	386,023
		1,340,923
	Shares	Value
Biotechnology (1.8%)
AbbVie, Inc.	3,628	$910,410
Alnylam Pharmaceuticals, Inc. (a)	256	52,613
Amgen, Inc.	1,107	426,372
Biogen, Inc. (a)	317	64,335
Gilead Sciences, Inc.	2,533	329,822
Incyte Corp. (a)	300	35,856
Insmed, Inc. (a)	410	40,426
Natera, Inc. (a)	279	74,705
Regeneron Pharmaceuticals, Inc.	209	159,390
United Therapeutics Corp. (a)	78	40,381
Vertex Pharmaceuticals, Inc. (a)	534	254,772
		2,389,082
Broadline Retail (4.2%)
Amazon.com, Inc. (a)	19,716	5,354,471
Coupang, Inc. (Korea, Republic of) (a)	2,087	34,122
eBay, Inc.	947	107,968
MercadoLibre, Inc. (a)	98	184,039
		5,680,600
Building Products (0.4%)
Carlisle Cos., Inc.	85	30,593
Carrier Global Corp.	1,607	99,329
Johnson Controls International PLC	1,262	185,085
Lennox International, Inc.	66	27,448
Trane Technologies PLC	448	203,817
		546,272
Capital Markets (3.2%)
Ameriprise Financial, Inc.	179	97,705
ARES Management Corp., Class A	426	54,566
Bank of New York Mellon Corp.	1,444	225,740
Blackrock, Inc.	323	352,196
Blackstone, Inc.	1,509	192,775
Carlyle Group, Inc.	384	17,672
Cboe Global Markets, Inc.	217	67,320
Charles Schwab Corp.	3,428	360,763
CME Group, Inc.	744	199,236
Coinbase Global, Inc., Class A (a)	441	64,501
Goldman Sachs Group, Inc.	617	628,340
Interactive Brokers Group, Inc., Class A	929	81,743
Intercontinental Exchange, Inc.	1,172	178,707
KKR & Co., Inc.	1,340	135,916
LPL Financial Holdings, Inc.	166	58,714
Moody's Corp.	341	163,128
Morgan Stanley (b)	2,307	485,439
MSCI, Inc.	147	84,119
Nasdaq, Inc.	936	88,162
Northern Trust Corp.	359	65,406
Raymond James Financial, Inc.	369	64,937
Robinhood Markets, Inc., Class A (a)	1,611	139,448
S&P Global, Inc.	615	253,337
State Street Corp.	600	110,496
T. Rowe Price Group, Inc.	468	52,299
TPG, Inc.	370	16,154
Tradeweb Markets, Inc., Class A	196	19,698
		4,258,517

E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Large Cap Index Fund
	Shares	Value
Chemicals (0.9%)
Air Products & Chemicals, Inc.	443	$130,636
Corteva, Inc.	1,272	100,119
Dow, Inc.	1,400	42,406
DuPont de Nemours, Inc.	226	30,962
Ecolab, Inc.	535	148,532
International Flavors & Fragrances, Inc.	421	33,352
Linde PLC	959	458,767
LyondellBasell Industries NV, Class A	586	36,379
PPG Industries, Inc.	473	52,276
Sherwin-Williams Co.	478	162,926
		1,196,355
Commercial Services & Supplies (0.4%)
Cintas Corp.	705	144,264
Copart, Inc. (a)	1,628	47,407
Republic Services, Inc.	405	85,273
Rollins, Inc.	507	19,251
Veralto Corp.	583	54,901
Waste Management, Inc.	848	192,115
		543,211
Communications Equipment (1.3%)
Arista Networks, Inc. (a)	2,116	381,621
Ciena Corp. (a)	283	106,705
Cisco Systems, Inc.	8,117	941,491
Lumentum Holdings, Inc. (a)	147	104,949
Motorola Solutions, Inc.	361	157,306
Ubiquiti, Inc.	10	5,565
		1,697,637
Construction & Engineering (0.3%)
Comfort Systems USA, Inc.	66	114,160
EMCOR Group, Inc.	85	67,782
MasTec, Inc. (a)	145	38,149
Quanta Services, Inc.	322	214,890
		434,981
Construction Materials (0.2%)
Amrize Ltd. (a)	1,150	56,246
CRH PLC	1,452	137,955
Martin Marietta Materials, Inc.	122	64,067
Vulcan Materials Co.	252	67,680
		325,948
Consumer Finance (0.6%)
American Express Co.	1,112	373,910
Capital One Financial Corp.	1,287	268,996
SoFi Technologies, Inc. (a)	2,761	45,032
Synchrony Financial	768	58,206
		746,144
Consumer Staples Distribution & Retail (1.7%)
Casey's General Stores, Inc.	78	67,938
Costco Wholesale Corp.	911	867,172
Dollar General Corp.	420	53,361
Dollar Tree, Inc. (a)	408	51,902
Kroger Co.	1,153	66,574
Sysco Corp.	1,013	86,348
	Shares	Value

Target Corp.	908	$131,197
Walmart, Inc.	8,943	994,461
		2,318,953
Containers & Packaging (0.1%)
Amcor PLC	857	38,462
International Paper Co.	1,020	41,647
Packaging Corp. of America	212	52,118
Smurfit Westrock PLC	1,135	52,176
		184,403
Distributors (0.0%) ‡
Genuine Parts Co.	319	39,674
Diversified Telecommunication Services (0.7%)
AST SpaceMobile, Inc. (a)(c)	502	29,608
AT&T, Inc.	14,290	332,243
Comcast Corp., Class A	7,324	175,483
Verizon Communications, Inc.	8,550	400,225
		937,559
Electric Utilities (1.3%)
Alliant Energy Corp.	619	43,813
American Electric Power Co., Inc.	1,118	142,936
Constellation Energy Corp.	599	157,387
Duke Energy Corp.	1,570	196,925
Edison International	801	58,770
Entergy Corp.	844	90,831
Evergy, Inc.	410	34,034
Eversource Energy	665	47,607
Exelon Corp.	2,243	102,774
FirstEnergy Corp.	1,100	53,141
NextEra Energy, Inc.	4,283	372,279
NRG Energy, Inc.	449	60,296
PG&E Corp.	4,292	74,595
PPL Corp.	1,357	47,780
Southern Co.	2,351	222,264
Xcel Energy, Inc.	1,249	97,672
		1,803,104
Electrical Equipment (1.2%)
AMETEK, Inc.	467	112,879
Bloom Energy Corp., Class A (a)	555	114,225
Eaton Corp. PLC	799	331,745
Emerson Electric Co.	1,181	176,937
GE Vernova, Inc.	549	543,669
Hubbell, Inc.	106	50,090
Rockwell Automation, Inc.	240	115,219
Vertiv Holdings Co., Class A	714	172,481
		1,617,245
Electronic Equipment, Instruments & Components (0.9%)
Amphenol Corp., Class A	2,496	401,107
CDW Corp.	245	36,213
Coherent Corp. (a)	385	101,213
Corning, Inc.	1,602	221,477
Fabrinet (a)	80	34,833
Flex Ltd. (a)	738	83,948
Jabil, Inc.	206	64,900
Keysight Technologies, Inc. (a)	356	113,593

E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Large Cap Index Fund
	Shares	Value
Electronic Equipment, Instruments & Components (cont'd)
TE Connectivity PLC	583	$119,917
Teledyne Technologies, Inc. (a)	99	64,901
		1,242,102
Energy Equipment & Services (0.3%)
Baker Hughes Co.	2,208	133,562
Halliburton Co.	1,642	52,954
SLB Ltd.	3,047	151,101
TechnipFMC PLC	741	53,100
		390,717
Entertainment (1.2%)
Electronic Arts, Inc.	458	96,116
Live Nation Entertainment, Inc. (a)	316	55,025
Netflix, Inc. (a)	8,854	634,920
ROBLOX Corp., Class A (a)	1,361	48,452
Spotify Technology SA (Sweden) (a)	316	157,981
Take-Two Interactive Software, Inc. (a)	357	86,722
TKO Group Holdings, Inc.	137	24,908
Walt Disney Co.	3,562	342,629
Warner Bros Discovery, Inc. (a)	4,636	121,927
Warner Music Group Corp., Class A	549	14,252
		1,582,932
Financial Services (3.2%)
Affirm Holdings, Inc. (a)	563	40,260
Apollo Global Management, Inc.	845	106,124
Berkshire Hathaway, Inc., Class B (a)	2,833	1,449,193
Block, Inc. (a)	954	77,503
Corpay, Inc. (a)	148	56,552
Fidelity National Information Services, Inc.	994	44,501
Fiserv, Inc. (a)	1,088	58,687
Global Payments, Inc.	444	37,332
Mastercard, Inc., Class A	1,646	943,323
PayPal Holdings, Inc.	1,815	103,836
Rocket Cos., Inc., Class A (a)	1,627	20,988
Toast, Inc., Class A (a)	1,198	38,659
Visa, Inc., Class A	3,470	1,270,471
		4,247,429
Food Products (0.4%)
Archer-Daniels-Midland Co.	1,123	89,020
Bunge Global SA	222	23,583
General Mills, Inc.	903	32,282
Hershey Co.	305	53,390
Kraft Heinz Co.	2,067	53,432
McCormick & Co., Inc.	580	29,522
Mondelez International, Inc., Class A	2,676	166,742
Tyson Foods, Inc., Class A	723	41,905
		489,876
Gas Utilities (0.1%)
Atmos Energy Corp.	378	65,311
Ground Transportation (0.9%)
CSX Corp.	3,680	185,472
Fedex Freight Holding Co., Inc. (a)	215	30,214
JB Hunt Transport Services, Inc.	145	39,404
Norfolk Southern Corp.	457	153,314
Old Dominion Freight Line, Inc.	392	83,159
	Shares	Value

Uber Technologies, Inc. (a)	4,085	$287,421
Union Pacific Corp.	1,229	359,028
XPO, Inc. (a)	258	51,850
		1,189,862
Health Care Equipment & Supplies (1.4%)
Abbott Laboratories	3,533	373,438
Becton Dickinson & Co.	606	100,366
Boston Scientific Corp. (a)	2,898	135,423
Cooper Cos., Inc. (a)	379	27,409
Dexcom, Inc. (a)	753	62,838
Edwards Lifesciences Corp. (a)	1,186	102,079
GE HealthCare Technologies, Inc.	952	64,755
IDEXX Laboratories, Inc. (a)	170	95,042
Insulet Corp. (a)	122	20,173
Intuitive Surgical, Inc. (a)	719	254,044
Medline, Inc., Class A (a)	601	23,607
Medtronic PLC	2,658	226,967
ResMed, Inc.	298	62,872
STERIS PLC	210	47,964
Stryker Corp.	728	237,110
Zimmer Biomet Holdings, Inc.	401	37,666
		1,871,753
Health Care Providers & Services (1.6%)
Cardinal Health, Inc.	486	111,794
Cencora, Inc.	347	108,035
Centene Corp. (a)	953	59,296
Cigna Group	545	152,082
CVS Health Corp.	2,598	271,309
Elevance Health, Inc.	465	174,766
HCA Healthcare, Inc.	326	131,244
Humana, Inc.	245	89,146
Labcorp Holdings, Inc.	193	59,676
McKesson Corp.	253	216,616
Quest Diagnostics, Inc.	216	50,330
UnitedHealth Group, Inc.	1,891	783,630
		2,207,924
Health Care REITs (0.3%)
Ventas, Inc. REIT	914	85,468
Welltower, Inc. REIT	1,428	334,780
		420,248
Health Care Technology (0.1%)
Veeva Systems, Inc., Class A (a)	309	62,968
Hotels, Restaurants & Leisure (1.6%)
Airbnb, Inc., Class A (a)	862	130,610
Booking Holdings, Inc.	1,576	304,011
Carnival Corp. Ltd.	2,266	63,018
Chipotle Mexican Grill, Inc. (a)	2,562	95,358
Darden Restaurants, Inc.	254	51,709
DoorDash, Inc., Class A (a)	701	137,508
DraftKings, Inc., Class A (a)	737	17,305
Expedia Group, Inc.	250	73,685
Flutter Entertainment PLC (a)	243	25,386
Hilton Worldwide Holdings, Inc.	455	145,823
Las Vegas Sands Corp.	560	27,378
Marriott International, Inc., Class A	483	180,077

E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Large Cap Index Fund
	Shares	Value
Hotels, Restaurants & Leisure (cont'd)
McDonald's Corp.	1,466	$396,758
Royal Caribbean Cruises Ltd.	523	166,471
Starbucks Corp.	2,325	244,706
Viking Holdings Ltd. (a)	338	35,270
Yum! Brands, Inc.	564	86,450
		2,181,523
Household Durables (0.2%)
Dr. Horton, Inc.	575	82,260
Garmin Ltd.	326	95,772
Lennar Corp., Class A	393	32,364
Lennar Corp., Class B	53	4,277
NVR, Inc. (a)	5	30,735
PulteGroup, Inc.	473	59,820
		305,228
Household Products (0.7%)
Church & Dwight Co., Inc.	560	55,333
Colgate-Palmolive Co.	1,554	141,880
Kimberly-Clark Corp.	644	70,396
Procter & Gamble Co.	4,806	694,419
		962,028
Independent Power & Renewable Electricity Producers (0.1%)
Vistra Corp.	702	104,029
Industrial Conglomerates (0.3%)
3M Co.	1,129	199,020
Honeywell International, Inc.	613	148,868
		347,888
Industrial REITs (0.2%)
Prologis, Inc. REIT	1,794	259,430
Information Technology Services (0.9%)
Accenture PLC, Class A	1,224	203,086
Amdocs Ltd.	246	13,707
Cloudflare, Inc., Class A (a)	643	179,384
Cognizant Technology Solutions Corp., Class A	1,185	65,590
CoreWeave, Inc., Class A (a)	557	39,976
International Business Machines Corp.	1,938	433,434
MongoDB, Inc. (a)	160	53,997
Snowflake, Inc., Class A (a)	683	200,310
VeriSign, Inc.	159	46,113
		1,235,597
Insurance (1.7%)
Aflac, Inc.	1,030	131,304
Allstate Corp.	543	143,396
American International Group, Inc.	985	77,401
Aon PLC, Class A	405	146,023
Arch Capital Group Ltd. (a)	741	74,493
Arthur J Gallagher & Co.	506	126,207
Brown & Brown, Inc.	602	42,381
Chubb Ltd.	749	262,659
Cincinnati Financial Corp.	321	57,035
Everest Group Ltd.	88	32,925
Hartford Insurance Group, Inc.	546	77,483
Loews Corp.	444	51,508
Markel Group, Inc. (a)	27	50,823
Marsh & McLennan Cos., Inc.	1,011	191,777
	Shares	Value

MetLife, Inc.	1,153	$110,838
Principal Financial Group, Inc.	397	45,139
Progressive Corp.	1,162	245,670
Prudential Financial, Inc.	710	86,677
Travelers Cos., Inc.	448	167,713
W.R. Berkley Corp.	508	36,850
Willis Towers Watson PLC	196	65,840
		2,224,142
Interactive Media & Services (7.8%)
Alphabet, Inc., Class A	11,996	4,272,135
Alphabet, Inc., Class C	10,414	3,714,153
Meta Platforms, Inc., Class A	4,507	2,509,092
Reddit, Inc., Class A (a)	285	40,091
		10,535,471
Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	589	81,500
Danaher Corp.	1,330	259,323
Illumina, Inc. (a)	288	59,069
IQVIA Holdings, Inc. (a)	338	79,437
Mettler-Toledo International, Inc. (a)	44	62,317
Thermo Fisher Scientific, Inc.	778	446,805
Waters Corp. (a)	193	72,821
West Pharmaceutical Services, Inc.	137	46,712
		1,107,984
Machinery (1.7%)
Caterpillar, Inc.	967	787,921
Cummins, Inc.	276	175,039
Deere & Co.	507	300,484
Dover Corp.	272	55,657
Fortive Corp.	636	37,657
Illinois Tool Works, Inc.	588	168,727
Ingersoll Rand, Inc.	743	61,951
Otis Worldwide Corp.	932	67,057
PACCAR, Inc.	1,088	144,356
Parker-Hannifin Corp.	254	248,039
Symbotic, Inc. (a)	85	3,659
Westinghouse Air Brake Technologies Corp.	372	108,200
Xylem, Inc.	444	51,935
		2,210,682
Media (0.1%)
Charter Communications, Inc., Class A (a)	209	30,301
EchoStar Corp., Class A (a)	216	18,163
Fox Corp., Class A	324	18,867
Fox Corp., Class B	428	22,230
Omnicom Group, Inc.	551	43,364
		132,925
Metals & Mining (0.6%)
Anglogold Ashanti PLC (South Africa)	1,027	81,462
Freeport-McMoRan, Inc.	2,910	182,253
Newmont Corp.	2,157	202,132
Nucor Corp.	503	129,417
Reliance, Inc.	102	41,422
Royal Gold, Inc.	214	42,447

E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Large Cap Index Fund
	Shares	Value
Metals & Mining (cont'd)
Southern Copper Corp. (Peru)	223	$40,744
Steel Dynamics, Inc.	256	64,323
		784,200
Multi-Utilities (0.6%)
Ameren Corp.	515	56,449
CenterPoint Energy, Inc.	1,155	48,556
CMS Energy Corp.	562	40,458
Consolidated Edison, Inc.	829	90,237
Dominion Energy, Inc.	1,986	137,372
DTE Energy Co.	450	63,842
NiSource, Inc.	745	33,100
Public Service Enterprise Group, Inc.	1,112	85,268
Sempra	1,358	120,251
WEC Energy Group, Inc.	634	69,372
		744,905
Oil, Gas & Consumable Fuels (3.1%)
Cheniere Energy, Inc.	437	115,180
Chevron Corp.	3,833	754,449
ConocoPhillips	2,495	300,598
Devon Energy Corp.	2,276	102,716
Diamondback Energy, Inc.	409	83,007
EOG Resources, Inc.	1,092	162,369
EQT Corp.	1,460	77,803
Expand Energy Corp.	479	45,040
ExxonMobil Holdings Corp.	8,531	1,326,059
Kinder Morgan, Inc.	3,902	125,566
Marathon Petroleum Corp.	613	193,996
Occidental Petroleum Corp.	1,667	95,136
ONEOK, Inc.	1,319	119,778
Phillips 66	803	169,979
Targa Resources Corp.	437	118,152
Texas Pacific Land Corp.	113	45,492
Valero Energy Corp.	600	187,740
Venture Global, Inc., Class A	1,092	14,611
Williams Cos., Inc.	2,635	188,508
		4,226,179
Passenger Airlines (0.2%)
Delta Air Lines, Inc.	1,314	114,896
Southwest Airlines Co.	1,018	45,780
United Airlines Holdings, Inc. (a)	700	84,931
		245,607
Personal Care Products (0.1%)
Estee Lauder Cos., Inc., Class A	495	41,531
Kenvue, Inc.	3,921	75,440
		116,971
Pharmaceuticals (3.4%)
Bristol-Myers Squibb Co.	4,179	272,931
Eli Lilly & Co.	1,744	2,003,577
Johnson & Johnson	4,966	1,273,034
Merck & Co., Inc.	5,109	665,192
Pfizer, Inc.	11,829	295,843
Royalty Pharma PLC, Class A	896	52,353
Zoetis, Inc.	796	61,523
		4,624,453
	Shares	Value
Professional Services (0.4%)
Automatic Data Processing, Inc.	806	$214,767
Broadridge Financial Solutions, Inc.	213	32,791
Equifax, Inc.	283	48,852
Jacobs Solutions, Inc.	232	31,304
Leidos Holdings, Inc.	212	24,507
Mobility Global, Inc. (a)	591	12,045
Paychex, Inc.	629	73,492
SS&C Technologies Holdings, Inc.	337	25,966
Verisk Analytics, Inc.	324	63,131
		526,855
Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A (a)	624	91,610
CoStar Group, Inc. (a)	541	15,559
		107,169
Residential REITs (0.2%)
AvalonBay Communities, Inc. REIT	265	49,187
Equity Residential REIT	835	55,486
Essex Property Trust, Inc. REIT	125	35,517
Invitation Homes, Inc. REIT	1,391	41,340
Mid-America Apartment Communities, Inc. REIT	205	27,130
Sun Communities, Inc. REIT	322	39,761
		248,421
Retail REITs (0.2%)
Realty Income Corp. REIT	2,016	128,762
Simon Property Group, Inc. REIT	672	154,137
		282,899
Semiconductors & Semiconductor Equipment (16.5%)
Advanced Micro Devices, Inc. (a)	3,328	1,584,627
Analog Devices, Inc.	1,014	372,554
Applied Materials, Inc.	1,645	835,117
Astera Labs, Inc. (a)	291	90,568
Broadcom, Inc.	9,558	3,720,738
Credo Technology Group Holding Ltd. (a)	350	72,446
Entegris, Inc.	370	44,049
First Solar, Inc. (a)	246	51,913
Global Foundries, Inc.	171	8,548
Intel Corp. (a)	9,134	823,887
KLA Corp.	2,679	489,775
Lam Research Corp.	2,572	753,647
Marvell Technology, Inc.	1,803	338,171
Microchip Technology, Inc.	1,065	79,119
Micron Technology, Inc.	2,317	1,906,961
Monolithic Power Systems, Inc.	93	132,621
NVIDIA Corp.	48,042	9,644,431
NXP Semiconductors NV	517	118,476
ON Semiconductor Corp. (a)	764	62,350
Qnity Electronics, Inc.	390	51,160
QUALCOMM, Inc.	2,188	322,971
Teradyne, Inc.	330	121,338
Texas Instruments, Inc.	1,856	511,773
		22,137,240
Software (8.5%)
Adobe, Inc. (a)	840	210,344
AppLovin Corp., Class A (a)	523	207,056

E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Large Cap Index Fund
	Shares	Value
Software (cont'd)
Atlassian Corp., Class A (a)	302	$30,507
Autodesk, Inc. (a)	421	98,598
Cadence Design Systems, Inc. (a)	570	193,811
Circle Internet Group, Inc. (a)	452	28,300
Crowdstrike Holdings, Inc., Class A (a)	2,058	392,790
Datadog, Inc., Class A (a)	663	177,664
Fair Isaac Corp. (a)	50	56,149
Fortinet, Inc. (a)	1,288	208,592
Intuit, Inc.	559	176,683
Microsoft Corp.	15,109	7,021,455
Oracle Corp.	3,443	447,142
Palantir Technologies, Inc., Class A (a)	4,363	536,911
Palo Alto Networks, Inc. (a)	1,662	551,501
PTC, Inc. (a)	170	23,324
Roper Technologies, Inc.	196	76,826
Salesforce, Inc.	1,851	340,621
Samsara, Inc., Class A (a)	986	36,748
ServiceNow, Inc. (a)	2,121	235,919
Strategy, Inc., Class A (a)	665	62,031
Synopsys, Inc. (a)	398	154,727
Trimble, Inc. (a)	388	21,953
Tyler Technologies, Inc. (a)	77	23,839
Workday, Inc., Class A (a)	430	68,946
Zoom Communications, Inc. (a)	575	55,240
Zscaler, Inc. (a)	229	34,625
		11,472,302
Specialized REITs (0.7%)
American Tower Corp. REIT	986	170,933
Crown Castle, Inc. REIT	967	73,782
Digital Realty Trust, Inc. REIT	729	137,431
Equinix, Inc. REIT	204	207,933
Extra Space Storage, Inc. REIT	418	61,881
Iron Mountain, Inc. REIT	577	70,579
Public Storage REIT	326	105,680
SBA Communications Corp. REIT	182	32,938
VICI Properties, Inc. REIT	1,818	47,904
Weyerhaeuser Co. REIT	1,394	34,892
		943,953
Specialty Retail (1.4%)
AutoZone, Inc. (a)	35	105,569
Carvana Co. (a)	1,388	86,556
Home Depot, Inc.	2,035	675,539
Lowe's Cos., Inc.	1,154	239,813
O'Reilly Automotive, Inc. (a)	1,749	156,273
Ross Stores, Inc.	669	167,966
TJX Cos., Inc.	2,266	356,532
Tractor Supply Co.	985	30,308
Ulta Beauty, Inc. (a)	92	47,180
Williams-Sonoma, Inc.	237	54,192
		1,919,928
Tech Hardware, Storage & Peripherals (8.0%)
Apple, Inc.	29,411	9,085,352
Dell Technologies, Inc., Class C	564	228,629
Everpure, Inc., Class A (a)	701	54,096
	Shares	Value

Hewlett Packard Enterprise Co.	2,718	$130,192
HP, Inc.	2,046	55,794
NetApp, Inc.	391	69,794
Sandisk Corp. (a)	282	342,582
Seagate Technology Holdings PLC	447	382,690
Super Micro Computer, Inc. (a)	1,217	34,563
Western Digital Corp.	688	374,850
		10,758,542
Textiles, Apparel & Luxury Goods (0.2%)
Amer Sports, Inc. (Finland) (a)	451	16,015
Deckers Outdoor Corp. (a)	235	22,767
Lululemon Athletica, Inc. (a)	209	24,844
NIKE, Inc., Class B	2,506	104,525
Ralph Lauren Corp.	85	32,329
Tapestry, Inc.	404	61,557
		262,037
Tobacco (0.6%)
Altria Group, Inc.	3,559	243,186
Philip Morris International, Inc.	3,178	606,426
		849,612
Trading Companies & Distributors (0.4%)
AerCap Holdings NV (Netherlands)	331	49,948
Fastenal Co.	2,474	118,035
Ferguson Enterprises, Inc.	369	86,468
Sunbelt Rentals Holdings, Inc. (United Kingdom)	757	54,443
United Rentals, Inc.	128	138,145
Watsco, Inc.	77	23,816
WW Grainger, Inc.	88	121,635
		592,490
Water Utilities (0.0%) ‡
American Water Works Co., Inc.	365	48,972
Wireless Telecommunication Services (0.1%)
T-Mobile U.S., Inc.	1,009	174,264
Total Common Stocks (Cost $115,255,112)		133,358,233
Rights (0.0%)‡
Hologic, Inc., CVR, expires 9/25/27 (a)(d)(e) (Cost $5)	451	4
Short-Term Investments (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 3.59% (f) (Cost $99,537)	99,537	99,537
Securities held as Collateral on Loaned Securities (0.0%)‡
Investment Company (0.0%)‡
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 3.59% (f) (Cost $29,995)	29,995	29,995
Total Short-Term Investments (Cost $129,532)		129,532
Total Investments (99.3%) (Cost $115,384,649) including $29,608 of Securities Loaned (g)(h)		133,487,769
Other Assets in Excess of Liabilities (0.7%)		924,800
Net Assets (100.0%)		$134,412,569

‡	Amount is less than 0.05%.
(a)	Non-income producing security.

E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Large Cap Index Fund
(b)
For the nine months ended July 31, 2026, purchase of
Morgan Stanley, Common Stock, and its affiliated broker-
dealers, which may be deemed affiliates of the Adviser/
Administrator and Distributor under the Investment Company
Act of 1940, was $191,170

(c)
All or a portion of this security was on loan. The value of
loaned securities and related collateral outstanding at July 31,
2026, were approximately $29,608 and $29,995,
respectively. The Fund received cash collateral of
approximately $29,995, which was subsequently invested in
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio - Institutional Class as reported in the Portfolio of
Investments. The Fund has the right under the securities
lending agreement to recover the securities from the
borrower on demand.

(d)	Restricted security. Total market value of restricted securities amounts to $4, which represents less than 0.05% of the net assets of the Fund as of July 31, 2026.
(e)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(f)
The Funds invest in the Institutional Class of the Morgan
Stanley Institutional Liquidity Funds — Government Portfolio
(the “Liquidity Fund”), an open-end management investment
company managed by the Adviser, both directly and as a
portion of the securities held as collateral on loaned
securities.

(g)
The Fund is permitted to purchase and sell securities ("cross-
trade") from and to other Morgan Stanley Funds as well as
other funds and client accounts for which the Adviser or an
affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with
Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts
transactions under Rule 17a-7, a security is an eligible
security for purposes of Rule 17a-7 only when there is a
“readily available market quotation” for the security. The
Fund's Rule 17a-7 policy was amended effective
September 8, 2022, to reflect the new requirements of
Rule 2a-5. For the nine months ended July 31, 2026, the Fund did not engage in any cross-trade transactions.

(h)
At July 31, 2026, the aggregate cost for federal income tax
purposes approximates the aggregate cost for book
purposes. The aggregate gross unrealized appreciation is
$21,594,007 and the aggregate gross unrealized
depreciation is $3,490,887, resulting in net unrealized
appreciation of $18,103,120.

CVR	Contingent Value Rights.
REIT	Real Estate Investment Trust.

Portfolio Composition*
Classification	Percentage of Total Investments
Other**	58.8%
Semiconductors & Semiconductor Equipment	16.6
Software	8.6
Tech Hardware, Storage & Peripherals	8.1
Interactive Media & Services	7.9
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of July 31, 2026.
**	Industries and/or investment types representing less than 5% of total investments.

E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments
E*TRADE No Fee Total Market Index Fund

	Shares	Value
Common Stocks (99.4%)
Aerospace & Defense (2.5%)
AAR Corp. (a)	27	$3,781
AeroVironment, Inc. (a)	56	8,365
Archer Aviation, Inc., Class A (a)	587	2,724
Astronics Corp. (a)	63	4,378
ATI, Inc. (a)	198	37,113
Axon Enterprise, Inc. (a)	121	63,859
Beta Technologies, Inc., Class A (a)	369	6,985
Boeing Co. (a)	1,175	253,965
BWX Technologies, Inc.	109	18,388
Cadre Holdings, Inc. (b)	11	339
Carpenter Technology Corp.	70	36,376
Curtiss-Wright Corp.	54	39,096
Ducommun, Inc. (a)	7	1,253
Eve Holding, Inc. (a)	651	1,510
Firefly Aerospace, Inc. (a)	246	5,001
FTAI Aviation Ltd.	152	31,312
General Dynamics Corp.	345	132,280
General Electric Co.	1,603	577,192
HEICO Corp.	50	17,818
HEICO Corp., Class A	94	24,184
Hexcel Corp.	119	12,251
Honeywell Aerospace, Inc. (a)	451	93,240
Howmet Aerospace, Inc.	623	175,848
Huntington Ingalls Industries, Inc.	51	16,649
Intuitive Machines, Inc. (a)	249	3,073
Karman Holdings, Inc. (a)	112	5,393
Kratos Defense & Security Solutions, Inc. (a)	314	14,632
L3Harris Technologies, Inc.	293	81,179
Leonardo DRS, Inc.	47	2,164
Loar Holdings, Inc. (a)	23	1,574
Lockheed Martin Corp.	345	201,045
Mercury Systems, Inc. (a)	143	13,885
Moog, Inc., Class A	42	16,374
National Presto Industries, Inc.	4	486
Northrop Grumman Corp.	229	124,228
Park Aerospace Corp.	130	4,407
Rocket Lab Corp. (a)	790	51,311
RTX Corp.	2,045	440,125
StandardAero, Inc. (a)	171	5,012
Textron, Inc.	270	23,020
TransDigm Group, Inc.	78	97,842
V2X, Inc. (a)	85	7,670
Voyager Technologies, Inc., Class A (a)(b)	295	7,236
VSE Corp.	51	9,914
Woodward, Inc.	72	25,974
		2,700,451
Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	179	26,444
Expeditors International of Washington, Inc.	229	38,447
FedEx Corp.	327	100,520
GXO Logistics, Inc. (a)	141	7,073
Hub Group, Inc., Class A	50	2,326
	Shares	Value

Radiant Logistics, Inc. (a)	919	$7,572
United Parcel Service, Inc., Class B	1,139	118,707
		301,089
Automobile Components (0.1%)
Adient PLC (a)	94	1,978
Aptiv PLC (a)	352	19,877
BorgWarner, Inc.	458	29,193
Dana, Inc.	273	7,352
Dorman Products, Inc. (a)	31	4,128
Fox Factory Holding Corp. (a)	17	306
Garrett Motion, Inc. (Switzerland)	431	13,426
Gentex Corp.	456	10,652
Gentherm, Inc. (a)	100	4,058
Goodyear Tire & Rubber Co. (a)	169	1,174
LCI Industries	25	2,559
Lear Corp.	88	11,496
Patrick Industries, Inc.	19	1,568
Phinia, Inc.	37	2,723
QuantumScape Corp. (a)(b)	422	2,203
Standard Motor Products, Inc.	46	1,759
Versigent PLC (a)	74	3,060
Visteon Corp.	44	4,600
XPEL, Inc. (a)	13	577
		122,689
Automobiles (1.7%)
Ford Motor Co.	6,213	91,207
General Motors Co.	1,369	121,649
Harley-Davidson, Inc.	77	1,890
Rivian Automotive, Inc., Class A (a)	1,558	23,713
Tesla, Inc. (a)	5,096	1,585,926
Thor Industries, Inc.	131	9,821
Winnebago Industries, Inc.	69	2,089
		1,836,295
Banks (3.9%)
1st Source Corp.	6	538
Amalgamated Financial Corp.	13	642
Amerant Bancorp, Inc.	19	562
Ameris Bancorp	32	2,791
Arrow Financial Corp.	278	11,076
Associated Banc-Corp.	18	556
Atlantic Union Bankshares Corp.	230	9,759
Axos Financial, Inc. (a)	94	9,533
Banc of California, Inc.	119	2,279
BancFirst Corp.	15	1,692
Bancorp, Inc. (a)	30	2,012
Bank First Corp.	4	611
Bank of America Corp.	9,497	588,339
Bank of Hawaii Corp.	116	9,268
Bank of Marin Bancorp	84	2,449
Bank of NT Butterfield & Son Ltd. (Bermuda)	44	2,697
Bank OZK	68	3,488
BankUnited, Inc.	109	5,085
Banner Corp.	6	422
Bar Harbor Bankshares	167	6,632
Beacon Financial Corp.	166	5,231

E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund
	Shares	Value
Banks (cont'd)
BOK Financial Corp.	41	$5,793
Burke & Herbert Financial Services Corp.	7	513
Business First Bancshares, Inc.	16	509
Byline Bancorp, Inc.	87	3,417
Camden National Corp.	50	2,895
Capital Bancorp, Inc.	59	2,202
Capital City Bank Group, Inc.	66	3,423
Capitol Federal Financial, Inc.	985	8,707
Cathay General Bancorp	10	632
Central BanCo, Inc.	330	10,824
Central Pacific Financial Corp.	87	3,428
Citigroup, Inc.	2,612	345,959
Citizens Financial Group, Inc.	639	45,784
City Holding Co.	58	8,416
CNB Financial Corp.	67	2,352
Coastal Financial Corp. (a)	61	2,500
Colony Bankcorp, Inc.	360	7,891
Columbia Banking System, Inc.	588	18,387
Columbia Financial, Inc. (a)(b)	490	5,297
Commerce Bancshares, Inc.	193	11,439
Community Trust Bancorp, Inc.	109	8,551
Community West Bancshares	267	6,683
ConnectOne Bancorp, Inc.	17	560
Cullen/Frost Bankers, Inc.	48	7,984
Customers Bancorp, Inc. (a)	8	629
CVB Financial Corp.	592	13,243
Dime Commercial Bancshares, Inc.	14	571
East West Bancorp, Inc.	239	31,309
Eastern Bankshares, Inc.	318	7,301
Enterprise Financial Services Corp.	7	464
Equity Bancshares, Inc., Class A	10	507
Esquire Financial Holdings, Inc.	33	4,264
Farmers & Merchants Bancorp, Inc.	117	3,903
FB Financial Corp.	48	2,898
Fifth Third Bancorp	1,422	80,343
First BanCorp (Puerto Rico)	328	9,489
First Bancorp/Southern Pines NC	38	2,389
First Busey Corp.	18	555
First Citizens BancShares, Inc., Class A	12	26,240
First Commonwealth Financial Corp.	25	538
First Community Bankshares, Inc.	82	3,913
First Financial Bancorp	204	6,901
First Financial Bankshares, Inc.	281	9,874
First Financial Corp.	8	644
First Hawaiian, Inc.	82	2,279
First Horizon Corp.	528	13,538
First Interstate BancSystem, Inc., Class A	62	2,357
First Merchants Corp.	10	431
First Mid Bancshares, Inc.	11	573
Five Star Bancorp	14	661
Flagstar Bank NA	246	3,498
FNB Corp.	504	9,526
Fulton Financial Corp.	148	3,601
German American Bancorp, Inc.	48	2,442
	Shares	Value

Glacier Bancorp, Inc.	64	$3,155
Great Southern Bancorp, Inc.	7	562
Hancock Whitney Corp.	234	18,018
Hanmi Financial Corp.	80	2,550
HBT Financial, Inc.	17	609
Heritage Financial Corp.	17	505
Hilltop Holdings, Inc.	58	2,288
Home BancShares, Inc.	479	14,883
HomeTrust Bancshares, Inc.	11	563
Hope Bancorp, Inc.	550	7,706
Horizon Bancorp, Inc.	407	8,323
Huntington Bancshares, Inc.	3,418	58,243
Independent Bank Corp.	188	7,501
International Bancshares Corp.	6	459
JPMorgan Chase & Co.	4,114	1,447,264
KeyCorp	1,576	35,602
Lakeland Financial Corp.	155	9,711
Live Oak Bancshares, Inc.	15	642
M&T Bank Corp.	260	64,035
Mercantile Bank Corp.	68	4,085
Metrocity Bankshares, Inc.	70	2,477
Metropolitan Bank Holding Corp.	7	647
Mid Penn Bancorp, Inc.	167	6,403
MVB Financial Corp.	181	5,548
National Bank Holdings Corp., Class A	80	3,455
NB Bancorp, Inc.	105	2,416
NBT Bancorp, Inc.	9	474
Nicolet Bankshares, Inc.	23	3,931
Northeast Bank	18	2,235
Northeast Community Bancorp, Inc.	243	6,488
Northwest Bancshares, Inc.	144	2,267
OceanFirst Financial Corp.	24	463
OFG Bancorp (Puerto Rico)	10	529
Old National Bancorp	347	9,244
Old Second Bancorp, Inc.	144	3,642
Origin Bancorp, Inc.	12	657
Orrstown Financial Services, Inc.	202	8,631
Park National Corp.	16	3,330
Parke Bancorp, Inc.	218	7,445
Pathward Financial, Inc.	27	2,383
Peoples Bancorp, Inc.	13	542
Pinnacle Financial Partners, Inc.	152	15,995
PNC Financial Services Group, Inc.	642	160,417
Popular, Inc.	96	16,820
Preferred Bank	21	2,193
Prosperity Bancshares, Inc.	81	6,064
Provident Financial Services, Inc.	396	9,773
QCR Holdings, Inc.	5	515
Regions Financial Corp.	1,498	46,363
Renasant Corp.	53	2,309
Republic Bancorp, Inc., Class A	5	498
S&T Bancorp, Inc.	10	522
Seacoast Banking Corp. of Florida	68	2,362
ServisFirst Bancshares, Inc.	57	5,102
Shore Bancshares, Inc.	132	3,234

E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund
	Shares	Value
Banks (cont'd)
Sierra Bancorp	114	$4,647
Simmons First National Corp., Class A	371	8,752
SmartFinancial, Inc.	171	8,960
Southern Missouri Bancorp, Inc.	7	542
Southside Bancshares, Inc.	13	423
Southstate Bank Corp.	211	22,174
Stock Yards Bancorp, Inc.	25	2,128
Texas Capital Bancshares, Inc.	39	3,855
TFS Financial Corp.	528	9,721
Tompkins Financial Corp.	6	599
Towne Bank	55	2,085
TriCo Bancshares	9	518
Triumph Financial, Inc. (a)	7	532
Truist Financial Corp.	1,955	101,347
TrustCo Bank Corp.	88	5,014
Trustmark Corp.	11	522
U.S. Bancorp	2,342	147,569
UMB Financial Corp.	80	11,658
United Bankshares, Inc.	52	2,519
United Community Banks, Inc.	65	2,304
Univest Financial Corp.	230	10,175
Valley National Bancorp	324	4,630
WaFd, Inc.	63	2,317
Washington Trust Bancorp, Inc.	98	3,820
Webster Financial Corp.	125	9,653
Wells Fargo & Co.	4,732	409,081
WesBanco, Inc.	13	538
Westamerica BanCorp	52	3,128
Western Alliance Bancorp	114	9,176
Wintrust Financial Corp.	68	10,849
WSFS Financial Corp.	63	5,053
Zions Bancorp NA	115	8,016
		4,269,072
Beverages (1.0%)
Boston Beer Co., Inc., Class A (a)	14	2,565
Brown-Forman Corp., Class A	65	1,899
Brown-Forman Corp., Class B	498	14,308
Celsius Holdings, Inc. (a)	360	10,516
Coca-Cola Co.	5,915	518,095
Coca-Cola Consolidated, Inc.	67	12,589
Constellation Brands, Inc., Class A	224	29,172
Keurig Dr. Pepper, Inc.	1,775	55,238
MGP Ingredients, Inc.	12	212
Molson Coors Beverage Co., Class B	202	8,395
Monster Beverage Corp. (a)	1,099	105,922
National Beverage Corp.	8	253
PepsiCo, Inc.	2,102	293,355
Primo Brands Corp.	709	16,094
Vita Coco Co., Inc. (a)	48	3,165
		1,071,778
Biotechnology (2.2%)
AbbVie, Inc.	2,690	675,029
ACADIA Pharmaceuticals, Inc. (a)	332	8,589
ADMA Biologics, Inc. (a)	1,567	13,257
	Shares	Value

Agios Pharmaceuticals, Inc. (a)	55	$1,651
Alkermes PLC (a)	276	13,521
Alnylam Pharmaceuticals, Inc. (a)	210	43,159
Amgen, Inc.	829	319,298
Anavex Life Sciences Corp. (a)	40	110
Apogee Therapeutics, Inc. (a)	100	13,409
Arcus Biosciences, Inc. (a)	46	1,297
Arcutis Biotherapeutics, Inc. (a)	112	3,008
Ardelyx, Inc. (a)	82	406
Arrowhead Pharmaceuticals, Inc. (a)	248	20,993
ARS Pharmaceuticals, Inc. (a)(b)	26	133
Aura Biosciences, Inc. (a)	407	2,853
Beam Therapeutics, Inc. (a)	91	2,322
BioCryst Pharmaceuticals, Inc. (a)	248	2,227
Biogen, Inc. (a)	231	46,881
Biohaven Ltd. (a)	127	1,715
BioMarin Pharmaceutical, Inc. (a)	262	15,725
Bridgebio Pharma, Inc. (a)	205	16,418
Capricor Therapeutics, Inc. (a)	421	1,621
CareDx, Inc. (a)	19	830
Caris Life Sciences, Inc. (a)	736	11,533
Celcuity, Inc. (a)	54	4,665
Celldex Therapeutics, Inc. (a)	253	9,629
CG oncology, Inc. (a)	59	4,200
Cogent Biosciences, Inc. (a)	154	5,995
Cytokinetics, Inc. (a)	208	16,043
Denali Therapeutics, Inc. (a)	383	8,817
Dianthus Therapeutics, Inc. (a)	118	12,617
Disc Medicine, Inc. (a)	10	770
Dyne Therapeutics, Inc. (a)	192	4,835
Erasca, Inc. (a)	506	9,184
Exelixis, Inc. (a)	334	17,712
Geron Corp. (a)	265	342
Gilead Sciences, Inc.	1,854	241,409
GRAIL, Inc. (a)	38	2,605
Halozyme Therapeutics, Inc. (a)	197	16,260
Ideaya Biosciences, Inc. (a)	100	3,550
ImmunityBio, Inc. (a)(b)	140	1,004
Immunome, Inc. (a)	281	6,396
Immunovant, Inc. (a)	150	5,793
Incyte Corp. (a)	253	30,239
Insmed, Inc. (a)	385	37,961
Intellia Therapeutics, Inc. (a)	51	545
Ionis Pharmaceuticals, Inc. (a)	205	10,613
Iovance Biotherapeutics, Inc. (a)(b)	112	456
Janux Therapeutics, Inc. (a)	463	7,024
Krystal Biotech, Inc. (a)	48	16,374
Kura Oncology, Inc. (a)	467	4,208
Kymera Therapeutics, Inc. (a)	103	10,650
Madrigal Pharmaceuticals, Inc. (a)	21	9,814
MannKind Corp. (a)	351	1,372
MiMedx Group, Inc. (a)	50	207
Mineralys Therapeutics, Inc. (a)	28	715
Mirum Pharmaceuticals, Inc. (a)	152	16,104
Moderna, Inc. (a)	546	29,932

E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund
	Shares	Value
Biotechnology (cont'd)
MoonLake Immunotherapeutics (a)	10	$184
Myriad Genetics, Inc. (a)	43	123
Natera, Inc. (a)	191	51,142
Neurocrine Biosciences, Inc. (a)	147	24,520
Novavax, Inc. (a)	63	461
Nurix Therapeutics, Inc. (a)	219	5,083
Oruka Therapeutics, Inc. (a)	130	12,546
Praxis Precision Medicines, Inc. (a)	41	12,621
Protagonist Therapeutics, Inc. (a)	87	11,888
PTC Therapeutics, Inc. (a)	86	5,849
Recursion Pharmaceuticals, Inc., Class A (a)(b)	390	1,170
Regeneron Pharmaceuticals, Inc.	151	115,157
Revolution Medicines, Inc. (a)	303	56,822
Rhythm Pharmaceuticals, Inc. (a)	101	10,024
Sarepta Therapeutics, Inc. (a)	110	1,635
Scholar Rock Holding Corp. (a)	154	7,283
Spyre Therapeutics, Inc. (a)	134	13,176
Summit Therapeutics, Inc. (a)	408	5,312
Syndax Pharmaceuticals, Inc. (a)	179	3,410
TG Therapeutics, Inc. (a)	276	14,360
Travere Therapeutics, Inc. (a)	268	14,979
Twist Bioscience Corp. (a)	134	12,268
Ultragenyx Pharmaceutical, Inc. (a)	347	8,644
United Therapeutics Corp. (a)	65	33,651
Vaxcyte, Inc. (a)	267	14,439
Vera Therapeutics, Inc. (a)	143	4,590
Veracyte, Inc. (a)	67	3,103
Vericel Corp. (a)	55	2,528
Vertex Pharmaceuticals, Inc. (a)	403	192,271
Viking Therapeutics, Inc. (a)	241	7,649
Vir Biotechnology, Inc. (a)	705	6,105
Viridian Therapeutics, Inc. (a)	117	2,214
Zymeworks, Inc. (a)	151	3,313
		2,422,545
Broadline Retail (3.7%)
Amazon.com, Inc. (a)	14,668	3,983,535
Coupang, Inc. (Korea, Republic of) (a)	1,476	24,133
Dillard's, Inc., Class A	15	8,825
eBay, Inc.	637	72,624
Etsy, Inc. (a)	166	13,559
Groupon, Inc. (a)(b)	20	552
Kohl's Corp.	50	957
Macy's, Inc.	405	10,052
Ollie's Bargain Outlet Holdings, Inc. (a)	142	10,433
Savers Value Village, Inc. (a)(b)	41	421
		4,125,091
Building Products (0.6%)
A.O. Smith Corp.	216	12,988
AAON, Inc.	99	8,817
Advanced Drainage Systems, Inc.	75	10,386
Allegion PLC	128	20,147
Apogee Enterprises, Inc.	7	277
Armstrong World Industries, Inc.	55	9,606
AZZ, Inc.	18	2,605
	Shares	Value

Builders FirstSource, Inc. (a)	157	$10,431
Carlisle Cos., Inc.	77	27,714
Carrier Global Corp.	1,199	74,110
CSW Industrials, Inc.	15	4,784
Fortune Brands Innovations, Inc.	208	10,246
Gibraltar Industries, Inc. (a)	133	5,621
Griffon Corp.	90	7,755
Hayward Holdings, Inc. (a)	132	1,997
Janus International Group, Inc. (a)	54	277
Johnson Controls International PLC	925	135,661
Lennox International, Inc.	44	18,299
Louisiana-Pacific Corp.	100	7,243
Masco Corp.	307	21,945
Masterbrand, Inc. (a)	901	7,433
Modine Manufacturing Co. (a)	70	14,074
Owens Corning	92	12,779
Quanex Building Products Corp.	20	357
Resideo Technologies, Inc. (a)	227	7,786
Simpson Manufacturing Co., Inc.	64	12,015
Tecnoglass Holdings, Inc.	5	217
Trane Technologies PLC	336	152,863
Trex Co., Inc. (a)	196	8,499
UFP Industries, Inc.	78	6,766
Zurn Elkay Water Solutions Corp.	284	14,345
		628,043
Capital Markets (3.1%)
Acadian Asset Management, Inc.	45	3,892
Affiliated Managers Group, Inc.	34	12,469
Ameriprise Financial, Inc.	149	81,330
ARES Management Corp., Class A	311	39,836
Artisan Partners Asset Management, Inc., Class A	10	392
Bank of New York Mellon Corp.	1,019	159,300
BGC Group, Inc., Class A	501	5,772
Blackrock, Inc.	240	261,694
Blackstone, Inc.	1,132	144,613
Blue Owl Capital, Inc.	957	9,857
Carlyle Group, Inc.	370	17,027
Cboe Global Markets, Inc.	188	58,323
Charles Schwab Corp.	2,488	261,837
CME Group, Inc.	561	150,230
Cohen & Steers, Inc.	5	411
Coinbase Global, Inc., Class A (a)	320	46,803
DigitalBridge Group, Inc.	177	2,809
Donnelley Financial Solutions, Inc. (a)	84	3,973
Evercore, Inc., Class A	58	18,593
FactSet Research Systems, Inc.	49	12,897
Federated Hermes, Inc.	160	9,594
Franklin Resources, Inc.	536	18,149
Galaxy Digital, Inc., Class A (a)	345	7,248
GCM Grosvenor, Inc., Class A	28	349
Goldman Sachs Group, Inc.	446	454,198
Hamilton Lane, Inc., Class A	41	3,645
Houlihan Lokey, Inc.	61	7,655
Interactive Brokers Group, Inc., Class A	675	59,393

E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund
	Shares	Value
Capital Markets (cont'd)
Intercontinental Exchange, Inc.	857	$130,675
Invesco Ltd.	642	19,003
Jefferies Financial Group, Inc.	183	9,992
KKR & Co., Inc.	1,025	103,966
Lazard, Inc.	45	1,907
LPL Financial Holdings, Inc.	127	44,920
MarketAxess Holdings, Inc.	57	9,251
Miami International Holdings, Inc. (a)	115	5,410
Moelis & Co., Class A	125	8,385
Moody's Corp.	248	118,638
Morgan Stanley (c)	1,778	374,127
Morningstar, Inc.	56	10,784
MSCI, Inc.	100	57,224
Nasdaq, Inc.	574	54,065
Northern Trust Corp.	330	60,123
Oppenheimer Holdings, Inc., Class A	7	747
Patria Investments Ltd., Class A (Cayman Islands)	34	368
Perella Weinberg Partners	162	2,859
Piper Sandler Cos.	128	9,702
PJT Partners, Inc., Class A	16	2,693
Raymond James Financial, Inc.	225	39,596
Ridgepost Capital, Inc., Class A	155	1,336
Robinhood Markets, Inc., Class A (a)	1,183	102,401
S&P Global, Inc.	451	185,780
SEI Investments Co.	41	4,222
State Street Corp.	435	80,110
StepStone Group, Inc., Class A	78	3,421
Stifel Financial Corp.	148	12,271
StoneX Group, Inc. (a)	241	18,453
T. Rowe Price Group, Inc.	303	33,860
TPG, Inc.	145	6,331
Tradeweb Markets, Inc., Class A	179	17,990
Twenty One Capital, Inc., Class A (a)(b)	1,154	4,928
Victory Capital Holdings, Inc., Class A	29	2,872
Virtu Financial, Inc., Class A	166	9,749
Virtus Investment Partners, Inc.	3	478
Webull Corp. (Cayman Islands) (a)	1,901	13,421
WisdomTree, Inc.	195	3,777
		3,418,124
Chemicals (1.0%)
AdvanSix, Inc.	17	341
Air Products & Chemicals, Inc.	350	103,211
Albemarle Corp.	191	22,469
Ashland, Inc.	86	6,244
Avient Corp.	56	2,034
Axalta Coating Systems Ltd. (a)	230	8,236
Balchem Corp.	50	8,378
Cabot Corp.	132	11,619
Celanese Corp.	94	4,204
CF Industries Holdings, Inc.	236	29,545
Chemours Co.	156	2,591
Corteva, Inc.	973	76,585
Dow, Inc.	1,315	39,831
	Shares	Value

DuPont de Nemours, Inc.	205	$28,085
Eastman Chemical Co.	174	12,171
Ecolab, Inc.	390	108,276
Ecovyst, Inc. (a)	61	736
Element Solutions, Inc.	490	17,998
Hawkins, Inc.	13	1,664
HB Fuller Co.	30	1,659
Huntsman Corp.	139	1,357
Ingevity Corp. (a)	38	2,778
Innospec, Inc.	4	344
International Flavors & Fragrances, Inc.	422	33,431
Koppers Holdings, Inc.	121	5,931
Kronos Worldwide, Inc.	51	307
Linde PLC	713	341,085
LyondellBasell Industries NV, Class A	412	25,577
Minerals Technologies, Inc.	6	457
Mosaic Co.	430	9,512
NewMarket Corp.	5	4,251
Olin Corp.	81	1,499
Orion SA (Germany)	31	209
Perimeter Solutions, Inc. (a)	290	8,877
PPG Industries, Inc.	361	39,898
PureCycle Technologies, Inc. (a)(b)	58	369
Quaker Chemical Corp.	92	14,768
RPM International, Inc.	247	26,446
Scotts Miracle-Gro Co.	103	6,765
Sensient Technologies Corp.	34	4,205
Sherwin-Williams Co.	343	116,912
Solstice Advanced Materials, Inc.	211	12,696
Stepan Co.	52	3,335
Tronox Holdings PLC	68	397
Westlake Corp.	33	2,327
		1,149,610
Commercial Services & Supplies (0.5%)
ABM Industries, Inc.	39	1,868
ACV Auctions, Inc., Class A (a)	135	1,011
Brady Corp., Class A	54	5,091
BrightView Holdings, Inc. (a)	411	5,359
Brink's Co.	100	11,845
Casella Waste Systems, Inc., Class A (a)	178	15,968
Cimpress PLC (Ireland) (a)	39	3,849
Cintas Corp.	518	105,998
Clean Harbors, Inc. (a)	89	27,846
Copart, Inc. (a)	1,446	42,108
CoreCivic, Inc. (a)	90	2,691
Deluxe Corp.	24	621
Ennis, Inc.	197	4,295
GEO Group, Inc. (a)	121	3,738
Healthcare Services Group, Inc. (a)	35	815
HNI Corp.	124	5,581
Interface, Inc.	91	3,118
Liquidity Services, Inc. (a)	11	429
MillerKnoll, Inc.	607	13,670
MSA Safety, Inc.	36	6,850
OPENLANE, Inc. (a)	245	9,741

E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund
	Shares	Value
Commercial Services & Supplies (cont'd)
Pitney Bowes, Inc.	169	$2,963
Republic Services, Inc.	327	68,850
Rollins, Inc.	396	15,036
Tetra Tech, Inc.	353	11,705
UniFirst Corp.	11	3,223
Veralto Corp.	401	37,762
Vestis Corp. (a)	43	622
Waste Management, Inc.	624	141,367
		554,020
Communications Equipment (1.3%)
Applied Optoelectronics, Inc. (a)	96	9,055
Arista Networks, Inc. (a)	1,628	293,610
Calix, Inc. (a)	150	5,385
Ciena Corp. (a)	219	82,574
Cisco Systems, Inc.	6,065	703,479
Digi International, Inc. (a)	71	4,950
Extreme Networks, Inc. (a)	114	3,436
F5, Inc. (a)	88	35,426
Harmonic, Inc. (a)	187	2,160
Lumentum Holdings, Inc. (a)	114	81,389
Motorola Solutions, Inc.	268	116,781
NETGEAR, Inc. (a)	16	387
NetScout Systems, Inc. (a)	76	3,091
Ondas, Inc. (a)(b)	580	4,344
Ribbon Communications, Inc. (a)	99	212
Viasat, Inc. (a)	176	13,540
Viavi Solutions, Inc. (a)	379	14,004
Vistance Networks, Inc. (a)	233	2,735
		1,376,558
Construction & Engineering (0.5%)
AECOM	254	18,387
API Group Corp. (a)	535	21,229
Arcosa, Inc.	87	12,632
Argan, Inc.	21	11,979
Centuri Holdings, Inc. (a)	251	6,988
Comfort Systems USA, Inc.	53	91,674
Construction Partners, Inc., Class A (a)	65	6,718
Dycom Industries, Inc. (a)	37	14,840
EMCOR Group, Inc.	69	55,023
Everus Construction Group, Inc. (a)	76	9,533
Fluor Corp. (a)	205	10,285
Granite Construction, Inc.	137	16,573
IES Holdings, Inc. (a)	31	23,081
Legence Corp., Class A (a)	96	6,137
Limbach Holdings, Inc. (a)	5	358
MasTec, Inc. (a)	100	26,310
MYR Group, Inc. (a)	21	6,998
NWPX Infrastructure, Inc. (a)	81	9,969
Primoris Services Corp.	78	6,584
Quanta Services, Inc.	229	152,825
Sterling Infrastructure, Inc. (a)	41	24,468
Tutor Perini Corp.	42	3,517
	Shares	Value

Valmont Industries, Inc.	22	$10,597
WillScot Holdings Corp.	184	4,467
		551,172
Construction Materials (0.3%)
Amrize Ltd. (a)	864	42,258
CRH PLC	947	89,975
Eagle Materials, Inc.	66	13,526
James Hardie Industries PLC (a)	914	24,029
Knife River Corp. (a)	32	2,341
Martin Marietta Materials, Inc.	91	47,788
U.S. Lime & Minerals, Inc.	50	5,515
Vulcan Materials Co.	206	55,325
		280,757
Consumer Finance (0.6%)
Ally Financial, Inc.	656	28,425
American Express Co.	821	276,061
Atlanticus Holdings Corp. (a)	7	739
Bread Financial Holdings, Inc.	105	11,347
Capital One Financial Corp.	925	193,334
Credit Acceptance Corp. (a)	4	2,276
Dave, Inc. (a)	15	5,590
Encore Capital Group, Inc. (a)	47	4,422
Enova International, Inc. (a)	17	4,320
EZCORP, Inc., Class A (a)	22	655
Figure Technology Solutions, Inc., Class A (a)	288	7,174
FirstCash Holdings, Inc.	47	9,589
Happen, Inc. (a)	129	2,469
Navient Corp.	31	260
Nelnet, Inc., Class A	15	2,038
NerdWallet, Inc., Class A (a)	42	378
OneMain Holdings, Inc.	97	6,070
PRA Group, Inc. (a)	21	365
PROG Holdings, Inc.	14	616
SLM Corp.	158	4,107
SoFi Technologies, Inc. (a)	1,851	30,190
Synchrony Financial	482	36,531
Upstart Holdings, Inc. (a)(b)	48	1,317
World Acceptance Corp. (a)	3	539
		628,812
Consumer Staples Distribution & Retail (1.7%)
Albertsons Cos., Inc., Class A (b)	702	8,129
Andersons, Inc.	49	3,468
BJ's Wholesale Club Holdings, Inc. (a)	166	16,232
Casey's General Stores, Inc.	57	49,647
Chefs' Warehouse, Inc. (a)	31	3,576
Costco Wholesale Corp.	686	652,997
Dollar General Corp.	328	41,672
Dollar Tree, Inc. (a)	300	38,163
Grocery Outlet Holding Corp. (a)	116	1,066
Ingles Markets, Inc., Class A	5	450
Kroger Co.	821	47,405
Maplebear, Inc. (a)	317	14,138
Natural Grocers by Vitamin Cottage, Inc.	8	257
Performance Food Group Co. (a)	249	28,483
PriceSmart, Inc.	17	3,296

E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund
	Shares	Value
Consumer Staples Distribution & Retail (cont'd)
Sprouts Farmers Market, Inc. (a)	146	$12,725
Sysco Corp.	775	66,061
Target Corp.	709	102,443
U.S. Foods Holding Corp. (a)	296	29,775
United Natural Foods, Inc. (a)	79	4,016
Village Super Market, Inc., Class A	10	439
Walmart, Inc.	6,626	736,811
Weis Markets, Inc.	4	308
		1,861,557
Containers & Packaging (0.2%)
Amcor PLC	532	23,876
AptarGroup, Inc.	125	16,745
Ardagh Metal Packaging SA	547	2,587
Avery Dennison Corp.	87	14,766
Ball Corp.	329	21,352
Crown Holdings, Inc.	136	16,028
Graphic Packaging Holding Co.	778	8,348
Greif, Inc., Class A	69	5,972
International Paper Co.	638	26,049
O-I Glass, Inc. (a)	145	1,037
Packaging Corp. of America	139	34,172
Silgan Holdings, Inc.	109	4,358
Smurfit Westrock PLC	713	32,777
Sonoco Products Co.	143	8,059
TriMas Corp.	17	679
		216,805
Distributors (0.0%) ‡
Genuine Parts Co.	199	24,749
Gold.com, Inc.	16	662
LKQ Corp.	344	7,723
Pool Corp.	82	15,228
		48,362
Diversified Consumer Services (0.1%)
ADT, Inc.	399	3,048
Carriage Services, Inc.	90	3,633
Coursera, Inc. (a)	95	504
Covista, Inc. (a)	41	5,119
Driven Brands Holdings, Inc. (a)	22	314
Duolingo, Inc. (a)	78	10,515
Frontdoor, Inc. (a)	76	5,520
Graham Holdings Co., Class B	1	1,204
Grand Canyon Education, Inc. (a)	25	3,633
H&R Block, Inc.	271	11,932
KinderCare Learning Cos., Inc. (a)	33	177
Laureate Education, Inc. (a)	81	3,103
Liberty Live Holdings, Inc., Class A (a)	89	8,430
Liberty Live Holdings, Inc., Class C (a)	45	4,437
Lincoln Educational Services Corp. (a)	21	878
Matthews International Corp., Class A	18	500
OneSpaWorld Holdings Ltd. (Bahamas)	21	541
Perdoceo Education Corp.	57	1,813
Service Corp. International	278	23,961
	Shares	Value

Strategic Education, Inc.	22	$1,804
Stride, Inc. (a)	89	7,146
		98,212
Diversified REITs (0.0%) ‡
AH Realty Trust, Inc. REIT	895	6,229
Alpine Income Property Trust, Inc. REIT (b)	114	2,300
American Assets Trust, Inc. REIT	19	448
Broadstone Net Lease, Inc. REIT	294	6,295
CTO Realty Growth, Inc. REIT	114	2,505
Essential Properties Realty Trust, Inc. REIT	99	3,098
Gladstone Commercial Corp. REIT (b)	145	1,812
Global Net Lease, Inc. REIT	257	2,241
WP Carey, Inc. REIT	296	21,786
		46,714
Diversified Telecommunication Services (0.7%)
Anterix, Inc. (a)	139	12,930
AST SpaceMobile, Inc. (a)(b)	409	24,123
AT&T, Inc.	10,467	243,358
Cogent Communications Holdings, Inc.	142	1,917
Comcast Corp., Class A	5,169	123,849
Globalstar, Inc. (a)	55	4,586
IDT Corp., Class B	54	3,556
Iridium Communications, Inc.	213	10,083
Liberty Capital Corp., Class C (a)	333	7,716
Liberty Latin America Ltd., Class A (Puerto Rico) (a)	65	530
Liberty Latin America Ltd., Class C (Puerto Rico) (a)	261	2,106
Lumen Technologies, Inc. (a)	2,276	14,521
Shenandoah Telecommunications Co.	378	4,532
Uniti Group, Inc.	458	4,452
Verizon Communications, Inc.	6,207	290,550
		748,809
Electric Utilities (1.3%)
Alliant Energy Corp.	481	34,045
American Electric Power Co., Inc.	856	109,440
Constellation Energy Corp.	533	140,046
Duke Energy Corp.	1,198	150,265
Edison International	587	43,068
Entergy Corp.	699	75,226
Evergy, Inc.	347	28,805
Eversource Energy	454	32,502
Exelon Corp.	1,456	66,714
FirstEnergy Corp.	795	38,406
Hawaiian Electric Industries, Inc. (a)	391	5,052
IDACORP, Inc.	103	14,720
MGE Energy, Inc.	25	1,988
NextEra Energy, Inc.	3,258	283,185
NRG Energy, Inc.	330	44,316
OGE Energy Corp.	283	13,400
Oklo, Inc. (a)	175	6,795
Otter Tail Corp.	23	2,034
PG&E Corp.	3,257	56,607
Pinnacle West Capital Corp.	107	10,806
Portland General Electric Co.	64	3,157

E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund
	Shares	Value
Electric Utilities (cont'd)
PPL Corp.	1,124	$39,576
Southern Co.	1,709	161,569
TXNM Energy, Inc.	234	13,553
Xcel Energy, Inc.	951	74,368
		1,449,643
Electrical Equipment (1.3%)
Acuity, Inc.	40	13,136
American Superconductor Corp. (a)	20	587
AMETEK, Inc.	370	89,433
Array Technologies, Inc. (a)	254	1,326
Atkore, Inc.	52	3,794
Bloom Energy Corp., Class A (a)	410	84,382
Eaton Corp. PLC	595	247,044
Emerson Electric Co.	826	123,751
EnerSys	79	14,698
Enovix Corp. (a)(b)	218	892
Eos Energy Enterprises, Inc. (a)(b)	243	821
Forgent Power Solutions, Inc., Class A (a)	167	5,556
GE Vernova, Inc.	408	404,038
Generac Holdings, Inc. (a)	100	19,711
Hubbell, Inc.	91	43,002
Nextpower, Inc., Class A (a)	197	17,704
NuScale Power Corp. (a)	177	1,490
nVent Electric PLC	264	40,611
Plug Power, Inc. (a)(b)	997	2,054
Powell Industries, Inc.	44	9,182
Preformed Line Products Co.	3	1,071
Regal Rexnord Corp.	91	18,676
Rockwell Automation, Inc.	159	76,333
Sensata Technologies Holding PLC	282	13,054
Shoals Technologies Group, Inc., Class A (a)	673	5,882
Sunrun, Inc. (a)	166	1,628
Vertiv Holdings Co., Class A	536	129,482
Vicor Corp. (a)	40	8,295
		1,377,633
Electronic Equipment, Instruments & Components (1.0%)
Advanced Energy Industries, Inc.	60	17,371
Amphenol Corp., Class A	1,881	302,277
Arlo Technologies, Inc. (a)	707	10,407
Arrow Electronics, Inc. (a)	76	16,459
Avnet, Inc.	80	7,107
Badger Meter, Inc.	17	2,284
Bel Fuse, Inc., Class B	6	1,632
Belden, Inc.	85	10,544
Benchmark Electronics, Inc.	67	5,345
CDW Corp.	204	30,153
Cognex Corp.	335	21,855
Coherent Corp. (a)	305	80,182
Corning, Inc.	1,200	165,900
Crane NXT Co.	33	1,714
CTS Corp.	9	577
Daktronics, Inc. (a)	29	573
ePlus, Inc.	27	2,495
Fabrinet (a)	61	26,560
	Shares	Value

Flex Ltd. (a)	581	$66,089
Insight Enterprises, Inc. (a)	13	1,676
IPG Photonics Corp. (a)	67	5,699
Itron, Inc. (a)	32	3,189
Jabil, Inc.	169	53,244
Keysight Technologies, Inc. (a)	263	83,918
Knowles Corp. (a)	265	9,696
Lightwave Logic, Inc. (a)(b)	954	6,163
Littelfuse, Inc.	34	15,032
Mirion Technologies, Inc. (a)	222	3,326
Napco Security Technologies, Inc.	208	7,713
nLight, Inc. (a)	122	8,394
Novanta, Inc. (a)	68	9,693
OSI Systems, Inc. (a)	27	5,978
PC Connection, Inc.	6	502
Plexus Corp. (a)	36	9,048
Powerfleet, Inc. NJ (a)	75	294
Ralliant Corp.	133	8,694
Rogers Corp. (a)	34	4,198
Sanmina Corp. (a)	77	14,288
ScanSource, Inc. (a)	47	2,661
TD SYNNEX Corp.	124	31,707
Teledyne Technologies, Inc. (a)	67	43,923
TTM Technologies, Inc. (a)	153	17,662
Vishay Intertechnology, Inc.	293	10,027
Vontier Corp.	328	10,539
Zebra Technologies Corp., Class A (a)	66	19,392
		1,156,180
Energy Equipment & Services (0.4%)
Archrock, Inc.	268	9,584
Atlas Energy Solutions, Inc.	155	1,673
Baker Hughes Co.	1,492	90,251
Bristow Group, Inc.	14	635
Cactus, Inc., Class A	148	9,622
Core Laboratories, Inc.	30	319
Expro Ltd. (a)	45	718
Halliburton Co.	1,510	48,698
Helix Energy Solutions Group, Inc. (a)	594	5,649
Helmerich & Payne, Inc.	411	14,208
Innovex International, Inc. (a)	24	674
Kodiak Gas Services, Inc.	192	11,272
Liberty Energy, Inc.	171	3,199
Nabors Industries Ltd. (a)	133	11,394
Noble Corp. PLC (b)	311	13,186
NOV, Inc.	852	16,554
Oceaneering International, Inc. (a)	83	4,049
Oil States International, Inc. (a)	579	4,696
Patterson-UTI Energy, Inc.	625	6,550
RPC, Inc.	74	415
Select Water Solutions, Inc.	43	796
SLB Ltd.	2,341	116,090
Solaris Energy Infrastructure, Inc.	66	3,393
TechnipFMC PLC	674	48,299
Tidewater, Inc. (a)	39	2,927

E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund
	Shares	Value
Energy Equipment & Services (cont'd)
WaterBridge Infrastructure LLC, Class A	310	$10,608
Weatherford International PLC	96	8,428
		443,887
Entertainment (1.2%)
AMC Entertainment Holdings, Inc., Class A (a)	648	1,827
Atlanta Braves Holdings, Inc., Class C (a)	45	2,287
Cinemark Holdings, Inc.	62	2,269
Electronic Arts, Inc.	372	78,068
Liberty Media Corp.-Liberty Formula One, Class A (a)	23	2,066
Liberty Media Corp.-Liberty Formula One, Class C (a)	289	28,360
Live Nation Entertainment, Inc. (a)	233	40,572
Madison Square Garden Entertainment Corp. (a)	109	8,421
Madison Square Garden Sports Corp. (a)	26	10,236
Netflix, Inc. (a)	6,465	463,605
Playtika Holding Corp.	69	275
ROBLOX Corp., Class A (a)	937	33,357
Roku, Inc. (a)	166	24,072
Sphere Entertainment Co. (a)	48	6,876
Spotify Technology SA (Sweden) (a)	252	125,985
Take-Two Interactive Software, Inc. (a)	254	61,702
TKO Group Holdings, Inc.	103	18,726
Walt Disney Co.	2,760	265,484
Warner Bros Discovery, Inc. (a)	3,714	97,678
Warner Music Group Corp., Class A	255	6,620
		1,278,486
Financial Services (3.0%)
Affirm Holdings, Inc. (a)	346	24,742
Apollo Global Management, Inc.	676	84,899
Berkshire Hathaway, Inc., Class B (a)	2,111	1,079,861
Bladex, Inc. (Panama)	10	585
Block, Inc. (a)	676	54,918
Cannae Holdings, Inc.	94	1,368
Cass Information Systems, Inc.	63	3,523
Chime Financial, Inc., Class A (a)	280	6,437
Corebridge Financial, Inc.	676	21,084
Corpay, Inc. (a)	99	37,829
Enact Holdings, Inc.	161	7,619
Equitable Holdings, Inc.	514	24,492
Essent Group Ltd.	81	5,343
Euronet Worldwide, Inc. (a)	22	1,569
EVERTEC, Inc. (Puerto Rico)	88	2,679
Federal Agricultural Mortgage Corp., Class C	2	455
Fidelity National Information Services, Inc.	814	36,443
Fiserv, Inc. (a)	989	53,347
Flywire Corp. (a)	41	656
Global Payments, Inc.	407	34,221
Jack Henry & Associates, Inc.	81	12,477
Jackson Financial, Inc., Class A	87	10,638
Marqeta, Inc., Class A (a)	391	6,788
Mastercard, Inc., Class A	1,209	692,878
Merchants Bancorp	11	607
MGIC Investment Corp.	245	7,360
	Shares	Value

NCR Atleos Corp. (a)	215	$10,111
NMI Holdings, Inc. (a)	47	2,082
Paymentus Holdings, Inc., Class A (a)	13	443
Payoneer Global, Inc. (a)	276	1,979
PayPal Holdings, Inc.	1,285	73,515
Paysafe Ltd. (a)	25	202
PennyMac Financial Services, Inc.	72	5,430
Radian Group, Inc.	203	7,915
Remitly Global, Inc. (a)	246	5,601
Rocket Cos., Inc., Class A (a)	1,657	21,375
Sezzle, Inc. (a)	83	12,844
Shift4 Payments, Inc., Class A (a)	50	2,650
Toast, Inc., Class A (a)	686	22,137
UWM Holdings Corp. (b)	1,256	2,286
Velocity Financial, Inc. (a)	20	351
Visa, Inc., Class A	2,528	925,577
Voya Financial, Inc.	151	15,014
Walker & Dunlop, Inc.	127	6,311
Western Union Co. (b)	208	1,323
WEX, Inc. (a)	54	10,096
		3,340,060
Food Products (0.4%)
Archer-Daniels-Midland Co.	793	62,861
Bunge Global SA	200	21,246
Cal-Maine Foods, Inc.	119	10,446
Campbell's Co. (b)	286	6,286
Conagra Brands, Inc.	1,225	17,775
Darling Ingredients, Inc. (a)	201	12,189
Del Monte Corp.	12	356
Dole PLC	26	368
Flowers Foods, Inc. (b)	130	913
Freshpet, Inc. (a)	90	5,359
General Mills, Inc.	997	35,643
Hershey Co.	185	32,384
Hormel Foods Corp.	240	6,002
Ingredion, Inc.	76	7,559
J&J Snack Foods Corp.	2	153
J.M. Smucker Co.	248	29,576
John B Sanfilippo & Son, Inc.	29	2,400
Kraft Heinz Co.	1,142	29,521
Lamb Weston Holdings, Inc.	137	7,199
Limoneira Co.	478	6,200
Marzetti Co.	10	1,069
McCormick & Co., Inc.	313	15,932
Mission Produce, Inc. (a)	204	2,572
Mondelez International, Inc., Class A	1,876	116,893
Pilgrim's Pride Corp.	46	1,259
Post Holdings, Inc. (a)	87	7,953
Seaboard Corp.	2	8,826
Seneca Foods Corp., Class A (a)	4	662
Simply Good Foods Co. (a)	209	2,128
Smithfield Foods, Inc.	371	9,661
Tootsie Roll Industries, Inc.	75	2,926
Tyson Foods, Inc., Class A	367	21,271
Utz Brands, Inc.	27	381

E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund
	Shares	Value
Food Products (cont'd)
Vital Farms, Inc. (a)	11	$140
Westrock Coffee Co. (a)(b)	57	463
		486,572
Gas Utilities (0.1%)
Atmos Energy Corp.	260	44,923
Chesapeake Utilities Corp.	93	12,349
MDU Resources Group, Inc.	392	7,820
National Fuel Gas Co.	143	11,770
New Jersey Resources Corp.	128	7,410
Northwest Natural Holding Co.	46	2,250
ONE Gas, Inc.	198	15,375
Southwest Gas Holdings, Inc.	57	5,096
Spire, Inc.	135	10,781
UGI Corp.	300	10,836
		128,610
Ground Transportation (0.9%)
ArcBest Corp.	6	866
Avis Budget Group, Inc. (a)	22	3,024
Covenant Logistics Group, Inc.	18	639
CSX Corp.	2,832	142,733
Fedex Freight Holding Co., Inc. (a)	183	25,717
Heartland Express, Inc.	487	5,956
JB Hunt Transport Services, Inc.	117	31,795
Knight-Swift Transportation Holdings, Inc.	277	19,260
Landstar System, Inc.	47	8,214
Lyft, Inc. (a)	768	12,180
Marten Transport Ltd.	566	8,371
Norfolk Southern Corp.	335	112,386
Old Dominion Freight Line, Inc.	276	58,551
RXO, Inc. (a)	378	7,655
Ryder System, Inc.	51	13,077
Saia, Inc. (a)	36	12,515
Schneider National, Inc., Class B	207	7,398
Uber Technologies, Inc. (a)	3,018	212,347
U-Haul Holding Co.	168	10,513
Union Pacific Corp.	928	271,097
Universal Logistics Holdings, Inc. (b)	13	174
Werner Enterprises, Inc.	84	3,143
XPO, Inc. (a)	185	37,179
		1,004,790
Health Care Equipment & Supplies (1.5%)
Abbott Laboratories	2,636	278,625
Align Technology, Inc. (a)	71	12,010
Alphatec Holdings, Inc. (a)	131	1,247
Artivion, Inc. (a)	49	1,315
AtriCure, Inc. (a)	52	1,963
Axogen, Inc. (a)	22	929
Baxter International, Inc.	663	17,344
Becton Dickinson & Co.	425	70,388
Boston Scientific Corp. (a)	2,172	101,498
CONMED Corp.	7	324
Cooper Cos., Inc. (a)	309	22,347
Dentsply Sirona, Inc.	1,023	13,677
Dexcom, Inc. (a)	517	43,144
	Shares	Value

Edwards Lifesciences Corp. (a)	847	$72,901
Embecta Corp.	29	106
Enovis Corp. (a)	124	3,615
Envista Holdings Corp. (a)	268	7,319
GE HealthCare Technologies, Inc.	641	43,601
Glaukos Corp. (a)	97	16,172
Globus Medical, Inc., Class A (a)	202	15,916
Haemonetics Corp. (a)	27	2,310
ICU Medical, Inc. (a)	14	2,359
IDEXX Laboratories, Inc. (a)	120	67,088
Inspire Medical Systems, Inc. (a)	256	12,854
Insulet Corp. (a)	158	26,125
Integer Holdings Corp. (a)	51	6,182
Integra LifeSciences Holdings Corp. (a)	20	333
Intuitive Surgical, Inc. (a)	548	193,625
iRadimed Corp.	7	636
IRhythm Holdings, Inc. (a)	134	15,701
Lantheus Holdings, Inc. (a)	101	10,064
LeMaitre Vascular, Inc.	29	2,938
Medline, Inc., Class A (a)	538	21,133
Medtronic PLC	1,947	166,254
Merit Medical Systems, Inc. (a)	89	7,566
Neogen Corp. (a)	524	6,309
Novocure Ltd. (a)	169	2,508
Omnicell, Inc. (a)	12	424
Orthofix Medical, Inc. (a)	497	5,865
Penumbra, Inc. (a)	49	15,738
Procept Biorobotics Corp. (a)	33	614
Pulse Biosciences, Inc. (a)	22	773
QuidelOrtho Corp. (a)	106	1,778
ResMed, Inc.	209	44,095
RxSight, Inc. (a)	24	144
SI-BONE, Inc. (a)	27	479
Solventum Corp. (a)	259	22,129
STAAR Surgical Co. (a)	23	560
STERIS PLC	152	34,717
Stryker Corp.	521	169,690
Tandem Diabetes Care, Inc. (a)	21	409
Teleflex, Inc.	89	12,167
UFP Technologies, Inc. (a)	2	510
Zimmer Biomet Holdings, Inc.	354	33,251
		1,611,769
Health Care Providers & Services (1.8%)
Acadia Healthcare Co., Inc. (a)	77	2,281
AdaptHealth Corp. (a)	38	410
Addus HomeCare Corp. (a)	17	1,963
Alignment Healthcare, Inc. (a)	450	6,683
AMN Healthcare Services, Inc. (a)	18	605
Ardent Health, Inc. (a)	29	309
Astrana Health, Inc. (a)	131	4,658
Aveanna Healthcare Holdings, Inc. (a)	72	676
BrightSpring Health Services, Inc. (a)	186	11,106
Brookdale Senior Living, Inc. (a)	361	5,271
Cardinal Health, Inc.	365	83,961
Cencora, Inc.	284	88,421

E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund
	Shares	Value
Health Care Providers & Services (cont'd)
Centene Corp. (a)	674	$41,936
Chemed Corp.	18	9,581
Cigna Group	399	111,341
Clover Health Investments Corp. (a)	652	2,719
Concentra Group Holdings Parent, Inc.	90	2,849
CorVel Corp. (a)	18	1,081
CVS Health Corp.	2,003	209,173
DaVita, Inc. (a)	68	16,326
Elevance Health, Inc.	330	124,027
Encompass Health Corp.	123	13,662
Ensign Group, Inc.	70	12,471
GeneDx Holdings Corp. (a)	16	1,042
Guardant Health, Inc. (a)	198	32,074
HCA Healthcare, Inc.	233	93,804
HealthEquity, Inc. (a)	167	16,802
Henry Schein, Inc. (a)	272	23,324
Hims & Hers Health, Inc. (a)	340	9,442
Hinge Health, Inc., Class A (a)	144	10,758
Humana, Inc.	177	64,403
Labcorp Holdings, Inc.	128	39,578
LifeStance Health Group, Inc. (a)	1,029	10,784
McKesson Corp.	195	166,957
Molina Healthcare, Inc. (a)	97	18,975
National HealthCare Corp.	42	9,493
NeoGenomics, Inc. (a)	562	8,593
NRC Health	121	2,361
OPKO Health, Inc. (a)	253	334
Option Care Health, Inc. (a)	111	2,556
PACS Group, Inc. (a)	37	1,702
Pediatrix Medical Group, Inc. (a)	26	689
Pennant Group, Inc. (a)	14	565
Privia Health Group, Inc. (a)	87	2,059
Progyny, Inc. (a)	113	3,518
Quest Diagnostics, Inc.	177	41,243
RadNet, Inc. (a)	63	4,018
Surgery Partners, Inc. (a)	86	1,324
Tenet Healthcare Corp. (a)	138	35,160
U.S. Physical Therapy, Inc.	36	2,846
UnitedHealth Group, Inc.	1,406	582,646
Universal Health Services, Inc., Class B	91	15,328
		1,953,888
Health Care REITs (0.4%)
Alexandria Real Estate Equities, Inc. REIT	141	7,254
American Healthcare REIT, Inc. REIT	301	16,736
CareTrust REIT, Inc. REIT	332	13,924
Chiron Real Estate, Inc. REIT	57	2,024
Healthcare Realty Trust, Inc. REIT	440	9,244
Healthpeak Properties, Inc. REIT	891	19,451
LTC Properties, Inc. REIT	296	11,911
Medical Properties Trust, Inc. REIT (b)	337	1,560
National Health Investors, Inc. REIT	24	1,840
Omega Healthcare Investors, Inc. REIT	296	14,986
Sabra Health Care REIT, Inc. REIT	172	3,641
Universal Health Realty Income Trust REIT	61	2,649
	Shares	Value

Ventas, Inc. REIT	750	$70,132
Welltower, Inc. REIT	1,084	254,133
		429,485
Health Care Technology (0.1%)
Certara, Inc. (a)	33	267
Evolent Health, Inc., Class A (a)	34	105
GoodRx Holdings, Inc., Class A (a)	80	246
HealthStream, Inc.	11	308
HeartFlow, Inc. (a)	177	4,466
Phreesia, Inc. (a)	15	161
Schrodinger, Inc. (a)	95	1,438
Teladoc Health, Inc. (a)	293	1,966
Veeva Systems, Inc., Class A (a)	225	45,851
Waystar Holding Corp. (a)	51	1,077
		55,885
Hotel & Resort REITs (0.1%)
Apple Hospitality REIT, Inc. REIT	31	512
DiamondRock Hospitality Co. REIT	239	3,164
Host Hotels & Resorts, Inc. REIT	1,169	29,377
Park Hotels & Resorts, Inc. REIT	250	3,765
Pebblebrook Hotel Trust REIT	249	4,756
RLJ Lodging Trust REIT	921	11,282
Ryman Hospitality Properties, Inc. REIT	116	15,504
Sunstone Hotel Investors, Inc. REIT	289	3,402
Xenia Hotels & Resorts, Inc. REIT	35	720
		72,482
Hotels, Restaurants & Leisure (1.7%)
Accel Entertainment, Inc. (a)	428	5,145
Airbnb, Inc., Class A (a)	646	97,882
Aramark	461	26,263
BJ's Restaurants, Inc. (a)	11	744
Bloomin' Brands, Inc.	50	433
Booking Holdings, Inc.	1,180	227,622
Boyd Gaming Corp.	71	6,039
Brinker International, Inc. (a)	58	12,395
Caesars Entertainment, Inc. (a)	175	5,206
Carnival Corp. Ltd.	1,854	51,560
Cava Group, Inc. (a)	148	9,654
Cheesecake Factory, Inc.	32	3,245
Chipotle Mexican Grill, Inc. (a)	1,956	72,802
Choice Hotels International, Inc.	14	1,561
Churchill Downs, Inc.	71	5,985
Cracker Barrel Old Country Store, Inc. (b)	9	508
Darden Restaurants, Inc.	192	39,087
Domino's Pizza, Inc.	45	15,635
DoorDash, Inc., Class A (a)	518	101,611
DraftKings, Inc., Class A (a)	568	13,337
Dutch Bros, Inc., Class A (a)	318	20,934
Expedia Group, Inc.	163	48,043
First Watch Restaurant Group, Inc. (a)	20	257
Flutter Entertainment PLC (a)	205	21,416
Genius Sports Ltd. (United Kingdom) (a)	157	1,088
Global Business Travel Group I (a)	1,194	11,271
Hilton Grand Vacations, Inc. (a)	44	2,030
Hilton Worldwide Holdings, Inc.	338	108,326

E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund
	Shares	Value
Hotels, Restaurants & Leisure (cont'd)
Hyatt Hotels Corp., Class A	75	$13,055
Krispy Kreme, Inc. (a)	81	258
Kura Sushi USA, Inc., Class A (a)	42	1,935
Las Vegas Sands Corp.	435	21,267
Life Time Group Holdings, Inc. (a)	263	11,861
Lucky Strike Entertainment Corp. (b)	39	261
Marriott International, Inc., Class A	346	128,999
Marriott Vacations Worldwide Corp.	25	2,438
McDonald's Corp.	1,084	293,374
MGM Resorts International (a)	281	12,524
Monarch Casino & Resort, Inc.	5	614
Norwegian Cruise Line Holdings Ltd. (a)	665	12,322
Papa John's International, Inc. (b)	11	329
Penn Entertainment, Inc. (a)	106	2,176
Planet Fitness, Inc., Class A (a)	285	15,934
Portillo's, Inc., Class A (a)	30	137
Pursuit Attractions & Hospitality, Inc. (a)	11	556
Red Rock Resorts, Inc., Class A	35	2,255
Royal Caribbean Cruises Ltd.	380	120,954
Sabre Corp. (a)	152	281
Shake Shack, Inc., Class A (a)	36	2,259
Six Flags Entertainment Corp. (a)	348	6,031
Starbucks Corp.	1,642	172,820
Target Hospitality Corp. (a)	51	775
Texas Roadhouse, Inc.	74	15,203
Travel & Leisure Co.	113	8,590
United Parks & Resorts, Inc. (a)(b)	182	8,123
Vail Resorts, Inc.	64	9,560
Viking Holdings Ltd. (a)	280	29,218
Wendy's Co. (b)	854	6,285
Wingstop, Inc.	99	12,820
Wyndham Hotels & Resorts, Inc.	174	13,026
Wynn Resorts Ltd.	118	11,719
Yum! Brands, Inc.	385	59,013
		1,907,051
Household Durables (0.3%)
Beazer Homes USA, Inc. (a)	116	3,724
Cavco Industries, Inc. (a)	6	3,282
Century Communities, Inc.	39	2,619
Champion Homes, Inc. (a)	34	2,707
Cricut, Inc., Class A (b)	71	333
Dr. Horton, Inc.	360	51,502
Dream Finders Homes, Inc., Class A (a)	208	2,660
Ethan Allen Interiors, Inc.	488	10,931
Green Brick Partners, Inc. (a)	47	3,324
Hovnanian Enterprises, Inc., Class A (a)	68	8,425
Installed Building Products, Inc.	37	8,249
KB Home	35	1,924
La-Z-Boy, Inc.	98	3,859
Legacy Housing Corp. (a)	15	394
Leggett & Platt, Inc.	49	480
Lennar Corp., Class A	332	27,340
LGI Homes, Inc. (a)	176	9,604
M/I Homes, Inc. (a)	13	1,900
	Shares	Value

Meritage Homes Corp.	142	$9,968
Mohawk Industries, Inc. (a)	93	11,448
Newell Brands, Inc.	404	2,262
NVR, Inc. (a)	5	30,735
PulteGroup, Inc.	270	34,147
SharkNinja, Inc. (a)	132	21,354
Somnigroup International, Inc.	356	23,258
Sonos, Inc. (a)	242	3,548
Toll Brothers, Inc.	145	21,154
Whirlpool Corp.	71	2,663
		303,794
Household Products (0.7%)
Central Garden & Pet Co., Class A (a)	131	4,966
Church & Dwight Co., Inc.	375	37,054
Clorox Co.	252	24,074
Colgate-Palmolive Co.	1,240	113,212
Kimberly-Clark Corp.	488	53,343
Oil-Dri Corp. of America	8	794
Procter & Gamble Co.	3,594	519,297
Reynolds Consumer Products, Inc.	86	2,145
Spectrum Brands Holdings, Inc.	5	444
WD-40 Co.	10	2,271
		757,600
Independent Power & Renewable Electricity Producers (0.1%)
AES Corp.	896	13,153
Brookfield Renewable Corp. (Canada)	303	10,105
Clearway Energy, Inc., Class C	223	7,076
Ormat Technologies, Inc.	94	9,172
Talen Energy Corp. (a)	69	23,053
Vistra Corp.	537	79,578
XPLR Infrastructure LP (a)	533	6,343
		148,480
Industrial Conglomerates (0.2%)
3M Co.	797	140,495
Honeywell International, Inc.	451	109,616
		250,111
Industrial REITs (0.2%)
Americold Realty Trust, Inc. REIT	336	4,734
EastGroup Properties, Inc. REIT	43	8,987
First Industrial Realty Trust, Inc. REIT	95	6,255
Innovative Industrial Properties, Inc. REIT	33	1,941
Lineage, Inc. REIT	193	8,177
LXP Industrial Trust REIT	164	9,927
One Liberty Properties, Inc. REIT	112	2,723
Prologis, Inc. REIT	1,327	191,897
Rexford Industrial Realty, Inc. REIT	169	6,383
STAG Industrial, Inc. REIT	229	8,762
Terreno Realty Corp. REIT	177	12,682
		262,468
Information Technology Services (1.0%)
Accenture PLC, Class A	910	150,987
Akamai Technologies, Inc. (a)	184	21,193
Amdocs Ltd.	138	7,689
Applied Digital Corp. (a)	411	11,257
Cloudflare, Inc., Class A (a)	448	124,983

E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund
	Shares	Value
Information Technology Services (cont'd)
Cognizant Technology Solutions Corp., Class A	775	$42,896
CoreWeave, Inc., Class A (a)	434	31,148
DigitalOcean Holdings, Inc. (a)	117	13,748
DXC Technology Co. (a)	129	1,450
EPAM Systems, Inc. (a)	51	5,384
Everforth, Inc. (a)	41	1,166
Fastly, Inc., Class A (a)	251	5,688
Gartner, Inc. (a)	109	16,461
Globant SA (a)	127	4,648
GoDaddy, Inc., Class A (a)	259	21,430
Grid Dynamics Holdings, Inc. (a)	26	179
Hackett Group, Inc.	180	1,930
International Business Machines Corp.	1,427	319,149
Kyndryl Holdings, Inc. (a)	789	10,691
MongoDB, Inc. (a)	117	39,485
Okta, Inc. (a)	236	33,495
Snowflake, Inc., Class A (a)	517	151,626
Twilio, Inc., Class A (a)	225	44,404
VeriSign, Inc.	149	43,213
		1,104,300
Insurance (1.6%)
Aflac, Inc.	699	89,109
Allstate Corp.	398	105,104
American Financial Group, Inc.	115	16,298
American International Group, Inc.	877	68,915
AMERISAFE, Inc.	42	1,220
Aon PLC, Class A	304	109,607
Arthur J Gallagher & Co.	393	98,022
Assurant, Inc.	66	18,427
Assured Guaranty Ltd.	24	1,985
Axis Capital Holdings Ltd.	95	10,005
Baldwin Insurance Group, Inc. (a)	194	5,382
Bowhead Specialty Holdings, Inc. (a)	9	275
Brighthouse Financial, Inc. (a)	179	11,082
Brown & Brown, Inc.	340	23,936
Cincinnati Financial Corp.	182	32,338
CNA Financial Corp.	149	7,818
CNO Financial Group, Inc.	189	10,412
Donegal Group, Inc., Class A	97	1,915
Employers Holdings, Inc.	40	2,022
Erie Indemnity Co., Class A	22	5,325
Everest Group Ltd.	47	17,585
F&G Annuities & Life, Inc.	23	657
Fidelity National Financial, Inc.	376	19,398
First American Financial Corp.	72	5,399
Genworth Financial, Inc. (a)	1,415	13,909
Globe Life, Inc.	133	24,239
Goosehead Insurance, Inc., Class A (a)	14	868
Greenlight Capital Re Ltd., Class A (a)	622	10,356
Hagerty, Inc., Class A (a)	288	3,321
Hamilton Insurance Group Ltd., Class B (Bermuda)	114	4,099
Hanover Insurance Group, Inc.	51	11,864
Hartford Insurance Group, Inc.	371	52,649
	Shares	Value

HCI Group, Inc.	10	$1,750
Heritage Insurance Holdings, Inc. (a)	22	646
Horace Mann Educators Corp.	42	2,189
Investors Title Co.	7	2,025
Kemper Corp.	32	908
Kinsale Capital Group, Inc.	21	7,485
Lemonade, Inc. (a)	158	7,633
Lincoln National Corp.	228	10,399
Loews Corp.	296	34,339
Markel Group, Inc. (a)	19	35,765
Marsh & McLennan Cos., Inc.	772	146,441
Mercury General Corp.	106	11,355
MetLife, Inc.	910	87,478
Neptune Insurance Holdings, Inc., Class A (a)	210	6,659
Old Republic International Corp.	245	10,586
Oscar Health, Inc., Class A (a)	233	7,274
Palomar Holdings, Inc. (a)	60	8,027
Primerica, Inc.	59	18,878
Principal Financial Group, Inc.	343	38,999
Progressive Corp.	887	187,530
Prudential Financial, Inc.	498	60,796
Reinsurance Group of America, Inc.	70	16,580
RenaissanceRe Holdings Ltd.	53	16,959
RLI Corp.	135	8,267
Root, Inc., Class A (a)	3	162
Ryan Specialty Holdings, Inc.	427	18,856
Safety Insurance Group, Inc.	5	517
Selective Insurance Group, Inc.	30	2,844
SiriusPoint Ltd. (Sweden) (a)	115	2,720
Skyward Specialty Insurance Group, Inc. (a)	39	2,338
Slide Insurance Holdings, Inc. (a)	254	5,072
Stewart Information Services Corp.	53	3,582
Tiptree, Inc.	16	284
Travelers Cos., Inc.	328	122,790
Trupanion, Inc. (a)	43	1,053
United Fire Group, Inc.	74	3,801
Universal Insurance Holdings, Inc.	16	699
Unum Group	219	18,858
W.R. Berkley Corp.	545	39,534
White Mountains Insurance Group Ltd.	5	10,489
Willis Towers Watson PLC	139	46,693
		1,792,801
Interactive Media & Services (7.2%)
Alphabet, Inc., Class A	8,900	3,169,557
Alphabet, Inc., Class C	7,805	2,783,653
Angi, Inc. (a)	28	159
Cargurus, Inc. (a)	64	2,319
Cars.com, Inc. (a)	31	367
EverQuote, Inc., Class A (a)	17	429
fuboTV, Inc., Class A (a)	10	89
Grindr, Inc. (Singapore) (a)(b)	20	347
Match Group, Inc.	322	12,690
Meta Platforms, Inc., Class A	3,343	1,861,082
People, Inc. (a)	184	7,649
Pinterest, Inc., Class A (a)	902	21,657

E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund
	Shares	Value
Interactive Media & Services (cont'd)
QuinStreet, Inc. (a)	23	$356
Reddit, Inc., Class A (a)	204	28,697
RUM Group, Inc. (a)	522	3,048
Shutterstock, Inc.	23	124
Snap, Inc., Class A (a)	1,977	9,272
TripAdvisor, Inc. (a)	113	1,601
Trump Media & Technology Group Corp. (a)(b)	106	1,045
Webtoon Entertainment, Inc. (Korea, Republic of) (a)	45	410
Yelp, Inc. (a)	11	291
Ziff Davis, Inc. (a)	50	2,654
ZoomInfo Technologies, Inc. (a)	206	680
		7,908,176
Leisure Products (0.1%)
Acushnet Holdings Corp.	121	12,254
Brunswick Corp.	85	6,715
Callaway Golf Co. (a)	209	3,858
Hasbro, Inc.	216	20,291
Malibu Boats, Inc., Class A (a)	14	386
Mattel, Inc. (a)	546	8,239
Peloton Interactive, Inc., Class A (a)	368	2,351
Polaris, Inc.	133	8,922
Sturm Ruger & Co., Inc.	10	372
YETI Holdings, Inc. (a)	55	2,692
		66,080
Life Sciences Tools & Services (0.9%)
10X Genomics, Inc., Class A (a)	273	12,905
Adaptive Biotechnologies Corp. (a)	156	3,521
Agilent Technologies, Inc.	450	62,267
Avantor, Inc. (a)	691	9,522
Azenta, Inc. (a)	13	366
BioLife Solutions, Inc. (a)	16	500
Bio-Rad Laboratories, Inc., Class A (a)	18	5,859
Bio-Techne Corp.	206	14,851
Bruker Corp.	343	21,554
Charles River Laboratories International, Inc. (a)	111	25,809
Danaher Corp.	983	191,665
ICON PLC ADR (a)	117	19,137
Illumina, Inc. (a)	277	56,813
IQVIA Holdings, Inc. (a)	270	63,455
Medpace Holdings, Inc. (a)	39	22,507
Mesa Laboratories, Inc.	3	302
Mettler-Toledo International, Inc. (a)	30	42,489
Repligen Corp. (a)	71	10,012
Revvity, Inc.	174	19,578
Sotera Health Co. (a)	126	2,250
Tempus AI, Inc. (a)(b)	331	14,521
Thermo Fisher Scientific, Inc.	567	325,628
Waters Corp. (a)	145	54,710
West Pharmaceutical Services, Inc.	107	36,483
		1,016,704
Machinery (2.0%)
AGCO Corp.	114	11,646
Alamo Group, Inc.	2	318
	Shares	Value

Albany International Corp., Class A	32	$2,384
Alliance Laundry Holdings, Inc. (a)(b)	348	9,177
Allison Transmission Holdings, Inc.	164	18,785
Astec Industries, Inc.	10	507
Atmus Filtration Technologies, Inc.	123	6,351
Blue Bird Corp. (a)	10	744
Caterpillar, Inc.	710	578,515
CECO Environmental Corp. (a)	91	5,996
CNH Industrial NV	1,100	11,275
Crane Co.	94	20,065
Cummins, Inc.	196	124,303
Deere & Co.	371	219,881
Donaldson Co., Inc.	203	19,131
Douglas Dynamics, Inc.	85	3,751
Dover Corp.	178	36,422
Energy Recovery, Inc. (a)	24	208
Enerpac Tool Group Corp.	188	6,719
Enpro, Inc.	28	8,790
Esab Corp.	59	5,105
ESCO Technologies, Inc.	45	14,188
Federal Signal Corp.	112	13,994
Flowserve Corp.	163	12,386
Fortive Corp.	430	25,460
Franklin Electric Co., Inc.	56	5,864
Gates Industrial Corp. Ltd. (a)	580	16,228
Gorman-Rupp Co.	11	893
Graco, Inc.	334	26,513
Greenbrier Cos., Inc.	9	443
Helios Technologies, Inc.	84	6,544
Hillman Solutions Corp. (a)	245	1,928
Hyster-Yale, Inc.	9	301
IDEX Corp.	103	23,736
Illinois Tool Works, Inc.	441	126,545
Ingersoll Rand, Inc.	586	48,861
ITT, Inc.	94	18,422
JBT Marel Corp.	50	6,924
Kadant, Inc.	30	9,225
Kennametal, Inc.	93	3,159
Lincoln Electric Holdings, Inc.	61	15,940
Lindsay Corp.	14	1,551
Middleby Corp. (a)	67	8,950
Midera Food Processing, Inc. (a)	67	3,213
Mueller Industries, Inc.	316	20,986
Mueller Water Products, Inc., Class A	125	3,155
Nordson Corp.	49	14,591
Omega Flex, Inc.	247	7,277
Oshkosh Corp.	118	16,804
Otis Worldwide Corp.	568	40,868
PACCAR, Inc.	825	109,461
Parker-Hannifin Corp.	193	188,470
Pentair PLC	204	13,350
Proto Labs, Inc. (a)	11	826
RBC Bearings, Inc. (a)	51	28,117
Snap-on, Inc.	58	23,804
SPX Technologies, Inc. (a)	59	12,958

E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund
	Shares	Value
Machinery (cont'd)
Standex International Corp.	12	$3,558
Stanley Black & Decker, Inc.	240	22,699
Symbotic, Inc. (a)	55	2,368
Tennant Co.	5	420
Terex Corp.	150	9,426
Timken Co.	106	14,580
Toro Co.	151	13,872
Trinity Industries, Inc.	66	2,062
Wabash National Corp.	162	2,035
Watts Water Technologies, Inc., Class A	33	11,411
Westinghouse Air Brake Technologies Corp.	279	81,150
Worthington Enterprises, Inc.	30	1,686
Xylem, Inc.	438	51,233
		2,178,508
Marine Transportation (0.0%) ‡
Costamare, Inc. (Monaco)	40	623
Genco Shipping & Trading Ltd.	30	766
Global Ship Lease, Inc., Class A (United Kingdom)	116	5,144
Kirby Corp. (a)	58	7,606
Matson, Inc.	36	7,293
Star Bulk Carriers Corp. (Greece)	104	2,990
		24,422
Media (0.2%)
Cable One, Inc. (a)	2	80
Charter Communications, Inc., Class A (a)	123	17,833
DoubleVerify Holdings, Inc. (a)	894	10,057
EchoStar Corp., Class A (a)	165	13,875
Fox Corp., Class A	406	23,641
Fox Corp., Class B	297	15,426
Ibotta, Inc., Class A (a)	8	192
John Wiley & Sons, Inc., Class A	45	2,349
Liberty Broadband Corp., Class A (a)	5	170
Magnite, Inc. (a)	92	1,776
New York Times Co., Class A	218	16,326
News Corp., Class A	484	13,339
News Corp., Class B	276	8,631
Nexstar Media Group, Inc.	54	10,289
Omnicom Group, Inc.	449	35,336
Optimum Communications, Inc., Class A (a)	80	61
Paramount Skydance Corp., Class B	1,279	10,181
Sinclair, Inc.	26	357
Sirius XM Holdings, Inc.	328	9,715
Stagwell, Inc. (a)	67	566
Trade Desk, Inc., Class A (a)	1,025	18,491
Versant Media Group, Inc.	125	4,499
		213,190
Metals & Mining (0.6%)
Alcoa Corp.	386	17,470
Alpha Metallurgical Resources, Inc. (a)	21	2,880
AURA MINERALS, Inc.	110	6,003
Century Aluminum Co. (a)	89	3,985
Cleveland-Cliffs, Inc. (a)	909	10,472
Coeur Mining, Inc.	1,588	23,677
	Shares	Value

Commercial Metals Co.	122	$8,384
Freeport-McMoRan, Inc.	2,170	135,907
Hecla Mining Co.	830	11,720
Ivanhoe Electric, Inc. (a)	382	3,495
Kaiser Aluminum Corp.	54	8,623
Materion Corp.	45	9,488
McEwen, Inc. (Canada) (a)	288	4,979
Metallus, Inc. (a)	123	2,475
MP Materials Corp. (a)	152	6,288
Newmont Corp.	1,669	156,402
Nucor Corp.	342	87,993
Perpetua Resources Corp. (a)	32	589
Reliance, Inc.	85	34,518
Royal Gold, Inc.	130	25,785
Ryerson Holding Corp.	16	445
Southern Copper Corp. (Peru)	142	25,945
Steel Dynamics, Inc.	205	51,508
USA Rare Earth, Inc. (a)	367	5,487
Warrior Met Coal, Inc.	48	3,812
Worthington Steel, Inc.	15	540
		648,870
Mortgage Real Estate Investment (0.1%)
Adamas Trust, Inc. REIT	800	7,256
AGNC Investment Corp. REIT	2,003	21,352
Annaly Capital Management, Inc. REIT	1,397	31,740
Apollo Commercial Real Estate Finance, Inc. REIT (b)	41	271
Arbor Realty Trust, Inc. REIT (b)	801	4,013
ARMOUR Residential REIT, Inc. REIT	126	2,075
Blackstone Mortgage Trust, Inc., Class A REIT	350	5,089
BrightSpire Capital, Inc. REIT	77	386
Chimera Investment Corp. REIT	33	412
Dynex Capital, Inc. REIT	525	6,673
Ellington Financial, Inc. REIT	329	4,369
Franklin BSP Realty Trust, Inc. REIT	33	250
Invesco Mortgage Capital, Inc. REIT (b)	1,031	7,640
KKR Real Estate Finance Trust, Inc. REIT	707	4,921
Ladder Capital Corp. REIT	220	2,103
MFA Financial, Inc. REIT	42	383
Orchid Island Capital, Inc. REIT (b)	838	5,438
PennyMac Mortgage Investment Trust REIT	158	1,490
Ready Capital Corp. REIT	1,633	2,335
Redwood Trust, Inc. REIT	68	311
Rithm Capital Corp. REIT	394	3,893
Starwood Property Trust, Inc. REIT	267	4,267
TPG RE Finance Trust, Inc. REIT	50	398
Two Harbors Investment Corp. REIT	549	6,637
		123,702
Multi-Utilities (0.5%)
Ameren Corp.	406	44,502
Avista Corp.	56	2,265
Black Hills Corp.	37	2,635
CenterPoint Energy, Inc.	818	34,389
CMS Energy Corp.	473	34,051
Consolidated Edison, Inc.	573	62,371

E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund
	Shares	Value
Multi-Utilities (cont'd)
Dominion Energy, Inc.	1,448	$100,158
DTE Energy Co.	357	50,648
NiSource, Inc.	498	22,126
Northwestern Energy Group, Inc.	7	481
Public Service Enterprise Group, Inc.	767	58,813
Sempra	1,010	89,435
Unitil Corp.	7	378
WEC Energy Group, Inc.	433	47,379
		549,631
Office REITs (0.1%)
Brandywine Realty Trust REIT	427	1,298
BXP, Inc. REIT	231	16,198
COPT Defense Properties REIT	67	2,543
Cousins Properties, Inc. REIT	335	10,569
Douglas Emmett, Inc. REIT	180	2,128
Easterly Government Properties, Inc. REIT	16	390
Empire State Realty Trust, Inc., Class A REIT	50	253
Highwoods Properties, Inc. REIT	61	2,021
Kilroy Realty Corp. REIT	143	5,551
Piedmont Realty Trust, Inc., Class A REIT (a)	659	6,386
Postal Realty Trust, Inc., Class A REIT	127	2,926
SL Green Realty Corp. REIT	53	2,805
Vornado Realty Trust REIT	285	11,226
		64,294
Oil, Gas & Consumable Fuels (3.1%)
Antero Midstream Corp.	390	8,568
Antero Resources Corp. (a)	329	11,890
APA Corp.	474	17,690
BKV Corp. (Thailand) (a)	22	538
California Resources Corp.	100	5,262
Centrus Energy Corp., Class A (a)	12	2,123
Cheniere Energy, Inc.	335	88,296
Chevron Corp.	2,848	560,572
Chord Energy Corp.	121	16,986
CNX Resources Corp. (a)	285	10,203
Comstock Resources, Inc. (a)	100	1,326
ConocoPhillips	1,826	219,997
Core Natural Resources, Inc.	54	4,311
Crescent Energy Co., Class A	456	5,230
CVR Energy, Inc.	21	748
Delek U.S. Holdings, Inc.	29	1,968
Devon Energy Corp.	948	42,783
DHT Holdings, Inc.	152	2,823
Diamondback Energy, Inc.	262	53,173
Dorian LPG Ltd.	20	948
DT Midstream, Inc.	162	22,356
Energy Fuels, Inc. (Canada) (a)(b)	213	2,437
EOG Resources, Inc.	776	115,383
EQT Corp.	899	47,908
Excelerate Energy, Inc., Class A	13	511
Expand Energy Corp.	246	23,131
ExxonMobil Holdings Corp.	6,294	978,339
FLEX LNG Ltd. (Norway) (a)(b)	76	2,372
Frontline PLC (Norway)	250	9,843
	Shares	Value

Granite Ridge Resources, Inc.	72	$342
Gulfport Energy Corp. (a)	10	1,614
HF Sinclair Corp.	249	22,776
HighPeak Energy, Inc. (b)	40	286
International Seaways, Inc.	53	5,098
Kinder Morgan, Inc.	3,164	101,818
Kosmos Energy Ltd. (Ghana) (a)	216	581
Magnolia Oil & Gas Corp., Class A	126	3,239
Marathon Petroleum Corp.	455	143,994
Matador Resources Co.	102	5,089
Murphy Oil Corp.	310	12,319
Navigator Holdings Ltd.	30	671
New Fortress Energy, Inc. (a)(b)	59	19
NextDecade Corp. (a)(b)	50	336
Northern Oil & Gas, Inc.	236	4,991
Occidental Petroleum Corp.	1,159	66,144
ONEOK, Inc.	957	86,905
Ovintiv, Inc.	332	20,737
Par Pacific Holdings, Inc. (a)	113	9,721
PBF Energy, Inc., Class A	89	6,433
Peabody Energy Corp.	418	8,912
Permian Resources Corp.	1,122	23,910
Phillips 66	653	138,227
Range Resources Corp.	313	12,564
REX American Resources Corp. (a)	136	5,853
SandRidge Energy, Inc.	412	5,735
Scorpio Tankers, Inc. (Monaco)	43	3,348
SFL Corp. Ltd. (Norway)	47	580
SM Energy Co.	706	22,959
Sunococorp LLC	143	10,931
Talos Energy, Inc. (a)	274	4,159
Targa Resources Corp.	301	81,381
Teekay Corp. Ltd. (Bermuda)	229	2,668
Teekay Tankers Ltd., Class A (Canada)	9	714
Texas Pacific Land Corp.	86	34,622
Uranium Energy Corp. (a)	877	8,419
Valero Energy Corp.	441	137,989
Venture Global, Inc., Class A	576	7,707
Viper Energy, Inc., Class A	398	17,755
Vitesse Energy, Inc. (b)	77	1,201
Williams Cos., Inc.	1,931	138,144
World Kinect Corp.	71	2,830
		3,421,436
Paper & Forest Products (0.0%) ‡
Clearwater Paper Corp. (a)	685	14,405
Sylvamo Corp.	168	6,285
		20,690
Passenger Airlines (0.2%)
Alaska Air Group, Inc. (a)	123	5,836
Allegiant Travel Co. (a)	12	1,177
American Airlines Group, Inc. (a)	1,462	22,325
Copa Holdings SA, Class A (Panama)	89	12,569
Delta Air Lines, Inc.	1,025	89,626
Frontier Group Holdings, Inc. (a)	97	655
JetBlue Airways Corp. (a)	427	2,575

E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund
	Shares	Value
Passenger Airlines (cont'd)
Joby Aviation, Inc. (a)	892	$6,378
SkyWest, Inc. (a)	28	2,995
Southwest Airlines Co.	656	29,500
United Airlines Holdings, Inc. (a)	501	60,786
		234,422
Personal Care Products (0.1%)
Coty, Inc., Class A (a)	359	987
Edgewell Personal Care Co.	78	2,121
elf Beauty, Inc. (a)	91	7,543
Estee Lauder Cos., Inc., Class A	359	30,120
Herbalife Ltd. (a)	51	633
Interparfums, Inc.	30	3,737
Kenvue, Inc.	2,627	50,544
		95,685
Pharmaceuticals (3.3%)
Amneal Pharmaceuticals, Inc. (a)	235	4,305
Amphastar Pharmaceuticals, Inc. (a)	15	299
ANI Pharmaceuticals, Inc. (a)	32	2,536
AtaiBeckley, Inc. (a)	2,222	15,954
Atea Pharmaceuticals, Inc. (a)	557	2,618
Axsome Therapeutics, Inc. (a)	63	13,733
Bristol-Myers Squibb Co.	3,168	206,902
Collegium Pharmaceutical, Inc. (a)	88	3,114
Corcept Therapeutics, Inc. (a)	181	20,723
Crinetics Pharmaceuticals, Inc. (a)	111	9,271
Definium Therapeutics, Inc. (a)	395	17,190
Edgewise Therapeutics, Inc. (a)	30	1,153
Elanco Animal Health, Inc. (a)	915	24,129
Eli Lilly & Co.	1,283	1,473,962
Enliven Therapeutics, Inc. (a)	23	1,261
Evolus, Inc. (a)(b)	37	216
Harmony Biosciences Holdings, Inc. (a)	12	423
Harrow, Inc. (a)	15	582
Indivior Pharmaceuticals, Inc. (a)	160	6,402
Innoviva, Inc. (a)	99	2,076
Jazz Pharmaceuticals PLC (a)	88	22,252
Johnson & Johnson	3,647	934,908
Ligand Pharmaceuticals, Inc. (a)	48	13,802
Liquidia Corp. (a)	121	10,177
Merck & Co., Inc.	3,700	481,740
Nektar Therapeutics (a)	205	14,487
Nuvation Bio, Inc. (a)	197	1,247
Ocular Therapeutix, Inc. (a)	176	1,438
Organon & Co.	174	2,358
Pacira BioSciences, Inc. (a)	15	396
Perrigo Co. PLC	228	2,305
Pfizer, Inc.	8,718	218,037
Phibro Animal Health Corp., Class A	19	690
Prestige Consumer Healthcare, Inc. (a)	56	2,812
Rapport Therapeutics, Inc. (a)	245	10,040
Royalty Pharma PLC, Class A	582	34,006
Supernus Pharmaceuticals, Inc. (a)	111	4,954
Tarsus Pharmaceuticals, Inc. (a)	34	2,007
Theravance Biopharma, Inc. (a)	307	5,176
	Shares	Value

VeraDermics, Inc. (a)(b)	140	$14,700
Viatris, Inc.	1,729	30,361
Xeris Biopharma Holdings, Inc. (a)	87	703
Zoetis, Inc.	634	49,002
		3,664,447
Professional Services (0.5%)
Alight, Inc., Class A	3	51
Amentum Holdings, Inc. (a)	207	4,595
Automatic Data Processing, Inc.	650	173,199
Barrett Business Services, Inc.	9	351
Booz Allen Hamilton Holding Corp.	148	10,319
Broadridge Financial Solutions, Inc.	135	20,783
CACI International, Inc., Class A (a)	31	15,430
CBIZ, Inc. (a)	192	10,575
Clarivate PLC (a)(b)	501	992
Concentrix Corp.	37	910
CRA International, Inc.	2	358
Equifax, Inc.	188	32,453
ExlService Holdings, Inc. (a)	247	8,381
Exponent, Inc.	31	2,072
First Advantage Corp. (a)	25	496
FTI Consulting, Inc. (a)	28	4,463
Huron Consulting Group, Inc. (a)	14	2,125
IBEX Holdings Ltd. (Bermuda) (a)	102	3,605
ICF International, Inc.	23	1,861
Innodata, Inc. (a)	30	1,885
Jacobs Solutions, Inc.	158	21,319
KBR, Inc.	120	4,393
Kforce, Inc.	7	397
Korn Ferry	26	2,139
Legalzoom.com, Inc. (a)	46	362
Leidos Holdings, Inc.	208	24,045
ManpowerGroup, Inc.	46	2,411
Maximus, Inc.	94	5,664
Mobility Global, Inc. (a)	397	8,091
Parsons Corp. (a)	26	1,149
Paychex, Inc.	497	58,070
Paycom Software, Inc.	54	8,854
Paylocity Holding Corp. (a)	55	7,584
Planet Labs PBC (a)	330	6,758
Resources Connection, Inc.	1,398	6,109
Robert Half, Inc.	261	9,866
Science Applications International Corp.	44	5,154
SS&C Technologies Holdings, Inc.	251	19,340
TaskUS, Inc., Class A (Philippines)	29	176
TIC Solutions, Inc. (a)	24	175
TransUnion	253	19,891
TriNet Group, Inc.	27	1,777
UL Solutions, Inc., Class A	200	18,328
Upwork, Inc. (a)	141	1,292
Verisk Analytics, Inc.	212	41,308
Verra Mobility Corp. (a)	78	413
Willdan Group, Inc. (a)	70	4,797
		574,766

E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund
	Shares	Value
Real Estate Management & Development (0.2%)
AGNT, Inc.	873	$3,536
CBRE Group, Inc., Class A (a)	494	72,524
Compass, Inc., Class A (a)	1,312	14,944
CoStar Group, Inc. (a)	735	21,138
Cushman & Wakefield Ltd. (a)	731	9,810
Forestar Group, Inc. (a)	253	7,122
FRP Holdings, Inc. (a)	462	10,312
Howard Hughes Holdings, Inc. (a)	71	4,538
Jones Lang LaSalle, Inc. (a)	89	31,598
Landbridge Co. LLC, Class A (b)	5	387
Marcus & Millichap, Inc.	200	6,150
Newmark Group, Inc., Class A	111	1,664
Opendoor Technologies, Inc. (a)	1,506	5,678
RMR Group, Inc., Class A	118	2,247
St. Joe Co.	58	3,610
Zillow Group, Inc., Class A (a)	80	2,775
Zillow Group, Inc., Class C (a)	233	7,936
		205,969
Residential REITs (0.2%)
American Homes 4 Rent, Class A REIT	478	15,975
AvalonBay Communities, Inc. REIT	195	36,194
BRT Apartments Corp. REIT	255	3,802
Camden Property Trust REIT	131	14,516
Centerspace REIT	6	329
Equity LifeStyle Properties, Inc. REIT	285	18,545
Equity Residential REIT	468	31,099
Essex Property Trust, Inc. REIT	70	19,890
Independence Realty Trust, Inc. REIT	127	2,112
Invitation Homes, Inc. REIT	922	27,402
Mid-America Apartment Communities, Inc. REIT	228	30,173
NexPoint Residential Trust, Inc. REIT	10	261
Sun Communities, Inc. REIT	131	16,176
UDR, Inc. REIT	556	21,217
UMH Properties, Inc. REIT	464	7,011
		244,702
Retail REITs (0.3%)
Acadia Realty Trust REIT	102	2,292
Agree Realty Corp. REIT	132	10,270
Alexander's, Inc. REIT	8	2,040
Brixmor Property Group, Inc. REIT	446	14,053
CBL & Associates Properties, Inc. REIT	147	8,630
Curbline Properties Corp. REIT	207	6,342
Federal Realty Investment Trust REIT	59	7,321
FrontView, Inc. REIT	135	2,746
Getty Realty Corp. REIT	106	3,619
InvenTrust Properties Corp. REIT	13	460
Kimco Realty Corp. REIT	924	23,544
Kite Realty Group Trust REIT	524	14,997
Macerich Co. REIT	472	12,196
NETSTREIT Corp. REIT (b)	106	2,274
NNN REIT, Inc. REIT	114	5,417
Phillips Edison & Co., Inc. REIT	127	5,396
Realty Income Corp. REIT	1,524	97,338
Regency Centers Corp. REIT	162	13,007
	Shares	Value

Saul Centers, Inc. REIT	11	$375
Simon Property Group, Inc. REIT	461	105,740
SITE Centers Corp. REIT	493	2,110
Tanger, Inc. REIT	59	2,399
Urban Edge Properties REIT	454	10,288
		352,854
Semiconductors & Semiconductor Equipment (15.1%)
ACM Research, Inc., Class A (a)	127	9,966
Advanced Micro Devices, Inc. (a)	2,473	1,177,519
Allegro MicroSystems, Inc. (Japan) (a)	212	8,798
Alpha & Omega Semiconductor Ltd. (a)	18	571
Ambarella, Inc. (a)	48	4,128
Amkor Technology, Inc.	197	9,824
Analog Devices, Inc.	750	275,557
Applied Materials, Inc.	1,200	609,204
Astera Labs, Inc. (a)	210	65,358
Axcelis Technologies, Inc. (a)	27	3,520
AXT, Inc. (a)	110	6,647
Broadcom, Inc.	7,089	2,759,606
CEVA, Inc. (a)	16	522
Cirrus Logic, Inc. (a)	98	12,676
Cohu, Inc. (a)	24	1,152
Diodes, Inc. (a)	136	11,196
Enphase Energy, Inc. (a)	137	5,143
Entegris, Inc.	224	26,667
First Solar, Inc. (a)	138	29,122
FormFactor, Inc. (a)	85	9,027
Global Foundries, Inc.	202	10,098
Ichor Holdings Ltd. (a)	112	8,430
Impinj, Inc. (a)	13	1,968
Intel Corp. (a)	6,782	611,736
KLA Corp.	1,959	358,144
Kulicke & Soffa Industries, Inc. (Singapore)	72	6,422
Lam Research Corp.	1,934	566,701
Lattice Semiconductor Corp. (a)	210	26,097
MACOM Technology Solutions Holdings, Inc. (a)	97	24,390
Marvell Technology, Inc.	1,357	254,519
MaxLinear, Inc. (a)	117	7,818
Microchip Technology, Inc.	793	58,912
Micron Technology, Inc.	1,726	1,420,550
MKS, Inc.	110	32,720
Monolithic Power Systems, Inc.	74	105,526
Navitas Semiconductor Corp. (a)	532	5,778
NVIDIA Corp.	35,705	7,167,779
ON Semiconductor Corp. (a)	572	46,681
Onto Innovation, Inc. (a)	89	23,014
PDF Solutions, Inc. (a)	20	922
Penguin Solutions, Inc. (a)	22	1,158
Photronics, Inc. (a)	319	9,663
Power Integrations, Inc.	41	2,489
Qnity Electronics, Inc.	344	45,126
Qorvo, Inc. (a)	108	9,782
QUALCOMM, Inc.	1,613	238,095
Rambus, Inc. (a)	145	13,199
Rigetti Computing, Inc. (a)	508	7,595

E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund
	Shares	Value
Semiconductors & Semiconductor Equipment (cont'd)
Semtech Corp. (a)	132	$15,552
Silicon Laboratories, Inc. (a)	47	10,223
SiTime Corp. (a)	29	15,521
Skyworks Solutions, Inc.	145	9,031
SolarEdge Technologies, Inc. (a)(b)	30	1,236
Synaptics, Inc. (a)	29	3,112
Teradyne, Inc.	264	97,070
Texas Instruments, Inc.	1,379	380,245
Ultra Clean Holdings, Inc. (a)	136	11,330
Universal Display Corp.	84	6,733
Veeco Instruments, Inc. (a)	138	6,900
		16,648,468
Software (8.2%)
A10 Networks, Inc.	22	651
ACI Worldwide, Inc. (a)	75	4,300
Adeia, Inc.	120	3,198
Adobe, Inc. (a)	614	153,752
Agilysys, Inc. (a)	19	1,998
Alarm.com Holdings, Inc. (a)	7	383
Alkami Technology, Inc. (a)	73	1,326
Amplitude, Inc., Class A (a)	321	2,850
Appfolio, Inc., Class A (a)	21	3,784
Appian Corp., Class A (a)	13	350
AppLovin Corp., Class A (a)	395	156,380
Asana, Inc., Class A (a)	471	3,919
Atlassian Corp., Class A (a)	228	23,031
Aurora Innovation, Inc. (a)	1,842	11,881
Autodesk, Inc. (a)	320	74,944
AvePoint, Inc. (a)	136	1,772
Bentley Systems, Inc., Class B	147	5,210
Bill Holdings, Inc. (a)	179	8,078
Bitdeer Technologies Group, Class A (a)	644	6,775
BitMine Immersion Technologies, Inc.	1,290	22,291
Blackbaud, Inc. (a)	30	1,284
BlackLine, Inc. (a)	33	1,036
Blend Labs, Inc., Class A (a)	111	198
Box, Inc., Class A (a)	68	2,145
Braze, Inc., Class A (a)	114	2,841
C3.ai, Inc., Class A (a)(b)	364	3,342
Cadence Design Systems, Inc. (a)	425	144,508
CCC Intelligent Solutions Holdings, Inc. (a)	1,310	7,978
Cipher Digital, Inc. (a)	828	18,481
Circle Internet Group, Inc. (a)	356	22,289
Cleanspark, Inc. (a)	177	2,436
Clear Secure, Inc., Class A	200	11,048
Commvault Systems, Inc. (a)	64	7,539
Core Scientific, Inc. (a)	523	10,837
Crowdstrike Holdings, Inc., Class A (a)	1,505	287,244
Datadog, Inc., Class A (a)	493	132,109
Docusign, Inc. (a)	304	16,668
Dolby Laboratories, Inc., Class A	27	1,588
Dropbox, Inc., Class A (a)	117	3,809
D-Wave Quantum, Inc. (Canada) (a)(b)	583	10,541
Dynatrace, Inc. (a)	478	21,185
	Shares	Value

Elastic NV (a)	83	$5,461
EverCommerce, Inc. (a)(b)	34	420
Fair Isaac Corp. (a)	35	39,304
Figma, Inc., Class A (a)	744	18,094
Five9, Inc. (a)	72	1,981
Fortinet, Inc. (a)	970	157,091
Freshworks, Inc., Class A (a)	150	1,703
Gen Digital, Inc.	647	17,760
Gitlab, Inc., Class A (a)	496	17,117
Guidewire Software, Inc. (a)	107	16,258
HubSpot, Inc. (a)	105	24,923
I3 Verticals, Inc., Class A (a)	14	295
Intapp, Inc. (a)	36	1,177
InterDigital, Inc.	34	10,364
Intuit, Inc.	410	129,589
JFrog Ltd. (a)	183	14,602
Keel Infrastructure Corp. (a)	1,649	6,547
Klaviyo, Inc., Class A (a)	324	5,780
Life360, Inc. (a)(b)	166	8,972
LiveRamp Holdings, Inc. (a)	68	2,575
Manhattan Associates, Inc. (a)	70	13,395
MARA Holdings, Inc. (a)	845	9,565
Microsoft Corp.	11,216	5,212,299
N-able, Inc. (a)	51	239
nCino, Inc. (a)	82	1,514
NCR Voyix Corp. (a)	156	1,290
Netskope, Inc., Class A (a)	1,060	13,345
NextNav, Inc. (a)	232	3,042
Nutanix, Inc., Class A (a)	501	29,564
OneSpan, Inc.	24	372
Oracle Corp.	2,608	338,701
Pagaya Technologies Ltd., Class A (a)	36	694
PagerDuty, Inc. (a)	296	3,132
Palantir Technologies, Inc., Class A (a)	3,225	396,868
Palo Alto Networks, Inc. (a)	1,238	410,806
Pegasystems, Inc.	97	2,963
Procore Technologies, Inc. (a)	171	9,366
PTC, Inc. (a)	177	24,284
Q2 Holdings, Inc. (a)	100	6,087
Qualys, Inc. (a)	80	11,580
Rapid7, Inc. (a)	15	145
RingCentral, Inc., Class A	67	3,727
Riot Platforms, Inc. (a)	546	11,013
Roper Technologies, Inc.	130	50,956
Rubrik, Inc., Class A (a)	182	13,169
SailPoint, Inc. (a)(b)	193	3,237
Salesforce, Inc.	1,207	222,112
Samsara, Inc., Class A (a)	460	17,144
Sapiens International Corp. NV (Israel) (a)	13	565
SentinelOne, Inc., Class A (a)	588	11,207
ServiceNow, Inc. (a)	1,553	172,740
ServiceTitan, Inc., Class A (a)	98	8,140
SoundHound AI, Inc., Class A (a)(b)	322	1,974
Sprinklr, Inc., Class A (a)	45	286
Sprout Social, Inc., Class A (a)	18	154

E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund
	Shares	Value
Software (cont'd)
SPS Commerce, Inc. (a)	156	$11,449
Strategy, Inc., Class A (a)	525	48,972
Synopsys, Inc. (a)	298	115,850
Tenable Holdings, Inc. (a)	56	1,828
Teradata Corp. (a)	84	2,603
Terawulf, Inc. (a)	309	5,457
Trimble, Inc. (a)	255	14,428
Tyler Technologies, Inc. (a)	51	15,790
UiPath, Inc., Class A (a)	525	6,699
Unity Software, Inc. (a)	437	13,857
Varonis Systems, Inc. (a)	374	14,941
Vertex, Inc., Class A (a)	69	891
Via Transportation, Inc., Class A (a)	338	6,875
Weave Communications, Inc. (a)	35	229
Workday, Inc., Class A (a)	311	49,866
Workiva, Inc. (a)	86	5,143
Yext, Inc. (a)	58	317
Zeta Global Holdings Corp., Class A (a)	494	10,670
Zoom Communications, Inc. (a)	428	41,118
Zscaler, Inc. (a)	151	22,831
		9,071,481
Specialized REITs (0.8%)
American Tower Corp. REIT	719	124,646
Crown Castle, Inc. REIT	712	54,325
CubeSmart REIT	176	7,297
Digital Realty Trust, Inc. REIT	542	102,178
EPR Properties REIT	97	6,021
Equinix, Inc. REIT	149	151,873
Extra Space Storage, Inc. REIT	320	47,373
Four Corners Property Trust, Inc. REIT	191	4,890
Gaming & Leisure Properties, Inc. REIT	512	22,932
Gladstone Land Corp. REIT (b)	155	1,257
Iron Mountain, Inc. REIT	405	49,540
Lamar Advertising Co., Class A REIT	104	16,636
Millrose Properties, Inc. REIT	342	9,569
Outfront Media, Inc. REIT	531	16,923
Public Storage REIT	267	86,553
Rayonier, Inc. REIT	486	10,585
Safehold, Inc. REIT	469	7,588
SBA Communications Corp. REIT	205	37,101
Smartstop Self Storage, Inc. REIT	56	1,878
VICI Properties, Inc. REIT	1,717	45,243
Weyerhaeuser Co. REIT	1,336	33,440
		837,848
Specialty Retail (1.6%)
Abercrombie & Fitch Co., Class A (a)	38	3,783
Academy Sports & Outdoors, Inc.	250	11,862
Advance Auto Parts, Inc. (b)	85	4,721
American Eagle Outfitters, Inc.	149	2,560
Arhaus, Inc.	43	319
Asbury Automotive Group, Inc. (a)	12	2,780
AutoNation, Inc. (a)	27	5,735
AutoZone, Inc. (a)	24	72,390
Bath & Body Works, Inc.	296	5,956
	Shares	Value

Best Buy Co., Inc.	407	$35,108
Boot Barn Holdings, Inc. (a)	38	5,662
Buckle, Inc.	234	10,242
Burlington Stores, Inc. (a)	87	32,058
Camping World Holdings, Inc., Class A	27	167
CarMax, Inc. (a)	376	21,530
Carvana Co. (a)	1,012	63,108
Chewy, Inc., Class A (a)	268	6,057
Dick's Sporting Goods, Inc.	113	22,138
Five Below, Inc. (a)	78	16,936
Floor & Decor Holdings, Inc., Class A (a)	129	7,427
GameStop Corp., Class A (a)	488	10,599
Gap, Inc.	234	4,701
Group 1 Automotive, Inc.	12	3,441
Home Depot, Inc.	1,555	516,198
Lands' End, Inc. (a)(b)	903	10,854
Lithia Motors, Inc.	26	10,021
Lowe's Cos., Inc.	884	183,704
Murphy USA, Inc.	27	16,409
National Vision Holdings, Inc. (a)	99	2,182
O'Reilly Automotive, Inc. (a)	1,229	109,811
Penske Automotive Group, Inc.	40	8,692
Petco Health & Wellness Co., Inc. (a)	105	293
Revolve Group, Inc. (a)	230	5,775
RH (a)	23	3,807
Ross Stores, Inc.	480	120,514
Sally Beauty Holdings, Inc. (a)	41	614
Signet Jewelers Ltd.	26	2,415
Sonic Automotive, Inc., Class A	6	549
TJX Cos., Inc.	1,636	257,408
Tractor Supply Co.	668	20,554
Ulta Beauty, Inc. (a)	60	30,770
Upbound Group, Inc.	513	9,947
Urban Outfitters, Inc. (a)	122	9,050
Valvoline, Inc. (a)	172	6,606
Victoria's Secret & Co. (a)	91	8,070
Warby Parker, Inc., Class A (a)	91	2,429
Wayfair, Inc., Class A (a)	128	10,867
Williams-Sonoma, Inc.	169	38,644
Winmark Corp.	4	1,334
		1,736,797
Tech Hardware, Storage & Peripherals (7.3%)
Apple, Inc.	21,881	6,759,260
Corsair Gaming, Inc. (a)	56	594
Dell Technologies, Inc., Class C	439	177,957
Diebold Nixdorf, Inc. (a)	33	2,428
Everpure, Inc., Class A (a)	508	39,202
GPGI, Inc., Class A (b)	33	436
Hewlett Packard Enterprise Co.	1,982	94,938
HP, Inc.	1,424	38,832
IonQ, Inc. (a)(b)	550	20,042
NetApp, Inc.	285	50,873
Sandisk Corp. (a)	208	252,685
Seagate Technology Holdings PLC	338	289,372

E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund
	Shares	Value
Tech Hardware, Storage & Peripherals (cont'd)
Super Micro Computer, Inc. (a)	883	$25,077
Western Digital Corp.	527	287,131
		8,038,827
Textiles, Apparel & Luxury Goods (0.2%)
Birkenstock Holding PLC (Germany) (a)(b)	88	3,407
Capri Holdings Ltd. (Virgin Islands, British) (a)	101	1,609
Carter's, Inc.	10	386
Columbia Sportswear Co.	5	297
Crocs, Inc. (a)	46	5,888
Deckers Outdoor Corp. (a)	234	22,670
Figs, Inc., Class A (a)	87	931
G-III Apparel Group Ltd.	14	510
Kontoor Brands, Inc.	43	3,601
Levi Strauss & Co., Class A	91	2,231
Lululemon Athletica, Inc. (a)	139	16,523
NIKE, Inc., Class B	1,831	76,371
Oxford Industries, Inc.	106	4,020
PVH Corp.	37	3,206
Ralph Lauren Corp.	66	25,102
Steven Madden Ltd.	73	3,364
Tapestry, Inc.	333	50,739
Under Armour, Inc., Class A (a)	66	439
Under Armour, Inc., Class C (a)	593	3,849
VF Corp.	601	8,606
Wolverine World Wide, Inc.	84	1,653
		235,402
Tobacco (0.6%)
Altria Group, Inc.	2,489	170,073
Philip Morris International, Inc.	2,392	456,441
Turning Point Brands, Inc.	6	448
Universal Corp.	7	369
		627,331
Trading Companies & Distributors (0.5%)
AerCap Holdings NV (Netherlands)	255	38,479
Applied Industrial Technologies, Inc.	57	19,677
BlueLinx Holdings, Inc. (a)	5	271
Boise Cascade Co.	32	2,444
Core & Main, Inc., Class A (a)	98	4,309
Custom Truck One Source, Inc. (a)	98	995
Distribution Solutions Group, Inc. (a)	14	484
DNOW, Inc. (a)	55	777
DXP Enterprises, Inc. (a)	4	628
Fastenal Co.	1,840	87,786
Ferguson Enterprises, Inc.	323	75,689
GATX Corp.	46	8,228
Global Industrial Co.	184	6,576
Herc Holdings, Inc.	40	6,006
McGrath RentCorp	68	7,830
MSC Industrial Direct Co., Inc., Class A	79	9,749
NPK International, Inc. (a)	599	7,482
QXO, Inc. (a)	1,935	25,735
Rush Enterprises, Inc., Class A	33	2,633
SiteOne Landscape Supply, Inc. (a)	38	3,589
Sunbelt Rentals Holdings, Inc. (United Kingdom)	673	48,402
	Shares	Value

Transcat, Inc. (a)	35	$2,988
United Rentals, Inc.	95	102,530
Watsco, Inc.	42	12,991
WESCO International, Inc.	62	21,296
Willis Lease Finance Corp.	9	642
WW Grainger, Inc.	70	96,755
Xometry, Inc., Class A (a)	54	4,629
		599,600
Water Utilities (0.1%)
American States Water Co.	30	2,569
American Water Works Co., Inc.	337	45,215
California Water Service Group	48	2,405
Essential Utilities, Inc.	331	13,190
H2O America (b)	37	2,269
Middlesex Water Co.	222	12,721
Pure Cycle Corp. (a)	537	5,644
York Water Co.	280	8,672
		92,685
Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	114	3,828
T-Mobile U.S., Inc.	728	125,733
		129,561
Total Common Stocks (Cost $94,739,931)		109,399,088
Preferred Stock (0.0%)‡
Diversified Telecommunication Services (0.0%)‡
Liberty Latin America Ltd., Series A (a)(b)(d) (acquisition cost — $646; acquired 5/21/31) (Cost $646)	32	648
Rights (0.0%)‡
Paragon 28, Inc. CVR, expires 12/31/26 (a)(b)(e)(f)	26	2
Akero Therapeutics, Inc. CVR, expires 6/30/31 (a)(e)(f)	38	25
Arcellx, Inc. CVR, expires 12/31/29 (a)(e)(f)	34	2
Hologic, Inc., CVR, expires 9/25/27 (a)(e)(f)	312	3
Total Rights (Cost $32)		32
Short-Term Investments (0.4%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 3.59% (g) (Cost $262,494)	262,494	262,494
Securities held as Collateral on Loaned Securities (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 3.59% (g) (Cost $193,981)	193,981	193,981
Total Short-Term Investments (Cost $456,475)		456,475
Total Investments (99.8%) (Cost $95,197,084) including $255,578 of Securities Loaned (h)		109,856,243
Other Assets in Excess of Liabilities (0.2%)		260,251
Net Assets (100.0%)		$110,116,494

‡	Amount is less than 0.05%.
(a)	Non-income producing security.

E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund
(b)
All or a portion of this security was on loan. The value of
loaned securities and related collateral outstanding at July 31,
2026, were approximately $255,578 and $263,634,
respectively. The Fund received cash collateral of
approximately $193,981, which was subsequently invested in
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio - Institutional Class as reported in the Portfolio of
Investments. The remaining collateral of approximately
$69,653 was received in the form of U.S. Government
obligations, which the Fund cannot sell or re-pledge and
accordingly are not reflected in the Portfolio of Investments.
The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)
For the nine months ended July 31, 2026, purchase of
Morgan Stanley, Common Stock, and its affiliated broker-
dealers, which may be deemed affiliates of the Adviser/
Administrator and Distributor under the Investment Company
Act of 1940, was $188,967

(d)
Perpetual — One or more securities do not have a
predetermined maturity date. Rates for these securities are
fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of July 31, 2026.

(e)	Restricted security. Total market value of restricted securities amounts to $32, which represents less than 0.05% of the net assets of the Fund as of July 31, 2026.
(f)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(g)
The Funds invest in the Institutional Class of the Morgan
Stanley Institutional Liquidity Funds — Government Portfolio
(the “Liquidity Fund”), an open-end management investment
company managed by the Adviser, both directly and as a
portion of the securities held as collateral on loaned
securities.

(h)
At July 31, 2026, the aggregate cost for federal income tax
purposes approximates the aggregate cost for book
purposes. The aggregate gross unrealized appreciation is
$17,418,103 and the aggregate gross unrealized
depreciation is $2,758,944, resulting in net unrealized
appreciation of $14,659,159.

ADR	American Depositary Receipt.
CVR	Contingent Value Rights.
IBEX	Índice Bursátil Español.
REIT	Real Estate Investment Trust.

Portfolio Composition*
Classification	Percentage of Total Investments
Other**	62.0%
Semiconductors & Semiconductor Equipment	15.2
Software	8.3
Tech Hardware, Storage & Peripherals	7.3
Interactive Media & Services	7.2
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of July 31, 2026.
**	Industries and/or investment types representing less than 5% of total investments.

E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments
E*TRADE No Fee International Index Fund

	Shares	Value
Common Stocks (99.3%)
Australia (6.2%)
AGL Energy Ltd.	1,348	$7,844
ALS Ltd.	1,205	18,187
Ampol Ltd.	511	14,417
ANZ Group Holdings Ltd.	7,873	205,761
APA Group (Units) (a)	3,601	25,759
Aristocrat Leisure Ltd.	1,513	68,002
ASX Ltd.	398	15,352
Aurizon Holdings Ltd.	2,420	7,117
BHP Group Ltd.	13,044	549,812
BlueScope Steel Ltd.	1,150	26,377
Brambles Ltd.	3,458	47,470
CAR Group Ltd.	1,100	20,085
Charter Hall Group REIT	1,446	23,645
Cochlear Ltd.	204	17,097
Coles Group Ltd.	3,722	62,876
Commonwealth Bank of Australia	4,368	546,021
Computershare Ltd.	1,456	41,835
CSL Ltd.	1,278	110,496
Dexus REIT	3,139	13,183
EBOS Group Ltd.	496	6,430
Endeavour Group Ltd. (b)	2,592	6,326
Evolution Mining Ltd.	5,115	40,559
Fortescue Ltd.	4,271	55,422
Goodman Group REIT	4,845	100,868
GPT Group REIT	3,605	12,985
Insurance Australia Group Ltd.	6,746	40,194
JB Hi-Fi Ltd.	178	10,240
Lottery Corp. Ltd.	6,341	24,844
Lynas Rare Earths Ltd. (c)	2,394	23,497
Macquarie Group Ltd.	933	165,625
Medibank Pvt Ltd.	8,053	29,190
Mineral Resources Ltd. (c)	433	17,598
Mirvac Group REIT	11,565	14,504
National Australia Bank Ltd.	7,938	229,852
NEXTDC Ltd. (c)	1,632	15,350
Northern Star Resources Ltd.	3,789	52,511
Orica Ltd.	1,467	23,964
Origin Energy Ltd.	4,955	37,383
PLS Group Ltd. (c)	7,925	23,027
Pro Medicus Ltd.	121	13,765
Qantas Airways Ltd.	3,164	22,018
QBE Insurance Group Ltd.	3,753	65,095
Ramsay Health Care Ltd.	500	15,539
REA Group Ltd.	128	14,456
Reece Ltd.	489	5,491
Rio Tinto Ltd.	941	112,150
Santos Ltd.	8,181	45,435
Scentre Group REIT	12,283	33,723
SEEK Ltd.	573	5,912
SGH Ltd.	386	11,937
Sigma Healthcare Ltd.	10,692	22,047
Sonic Healthcare Ltd.	1,106	16,927
South32 Ltd.	11,577	36,909
	Shares	Value

Stockland REIT	5,234	$15,667
Suncorp Group Ltd.	2,431	32,708
Technology One Ltd.	960	20,938
Telstra Group Ltd.	28,472	100,517
TPG Telecom Ltd.	174	437
Transurban Group (Units) (a)	7,887	81,905
Vicinity Ltd. REIT	9,044	16,997
Washington H Soul Pattinson & Co. Ltd.	935	30,345
Wesfarmers Ltd.	2,871	179,826
Westpac Banking Corp.	8,849	234,651
Whitehaven Coal Ltd.	2,437	12,035
WiseTech Global Ltd.	252	6,495
Woodside Energy Group Ltd.	4,663	109,137
Woolworths Group Ltd.	3,094	86,340
Worley Ltd.	1,601	11,883
Xero Ltd. (c)	385	19,221
		4,132,211
Austria (0.4%)
ANDRITZ AG	201	18,934
BAWAG Group AG	187	37,923
Erste Group Bank AG	826	107,977
EVN AG	171	5,794
OMV AG	286	20,914
Raiffeisen Bank International AG	391	26,845
Strabag SE	34	3,282
Verbund AG	247	16,954
Vienna Insurance Group AG Wiener Versicherung Gruppe	69	5,654
voestalpine AG	209	10,887
Wienerberger AG	242	5,956
		261,120
Belgium (1.1%)
Ackermans & van Haaren NV	60	18,621
Aedifica SA REIT	245	19,812
Ageas SA	495	40,965
Anheuser-Busch InBev SA	2,523	219,133
Argenx SE ADR (c)	163	139,173
D'ieteren Group	79	16,306
Elia Group SA	90	12,896
Financiere de Tubize SA	35	7,828
Groupe Bruxelles Lambert NV	156	14,071
KBC Group NV	636	91,494
Lotus Bakeries NV	1	12,826
Sofina SA	63	17,853
Syensqo SA	180	16,012
UCB SA	303	77,775
Warehouses De Pauw CVA REIT	485	12,481
		717,246
Canada (11.8%)
Agnico Eagle Mines Ltd.	1,282	186,120
Alamos Gold, Inc., Class A	974	27,069
Alimentation Couche-Tard, Inc.	1,804	117,118
AltaGas Ltd.	783	31,156
ARC Resources Ltd.	1,432	34,251
AtkinsRealis Group, Inc.	416	25,785

E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee International Index Fund
	Shares	Value
Canada (cont'd)
Bank of Montreal	1,852	$332,220
Bank of Nova Scotia	3,152	276,493
Barrick Mining Corp.	4,416	162,074
BCE, Inc.	2,455	53,256
Bombardier, Inc., Class B (c)	233	56,135
Brookfield Asset Management Ltd., Class A	1,021	49,388
Brookfield Corp., Class A	5,521	234,648
Brookfield Wealth Solutions Ltd. (c)	112	4,847
CAE, Inc. (c)	847	21,848
Cameco Corp.	1,067	92,082
Canadian Imperial Bank of Commerce	2,458	291,134
Canadian National Railway Co.	1,423	180,939
Canadian Natural Resources Ltd.	5,221	248,713
Canadian Pacific Kansas City Ltd.	2,269	201,545
Canadian Tire Corp. Ltd., Class A (b)	134	19,557
Canadian Utilities Ltd., Class A	173	6,876
CCL Industries, Inc., Class B	323	21,417
Celestica, Inc. (c)	314	103,902
Cenovus Energy, Inc.	3,303	99,595
CGI, Inc.	418	30,596
Choice Properties REIT	1,183	13,468
Constellation Software, Inc.	51	109,250
Dollarama, Inc.	720	98,084
Emera, Inc.	773	41,307
Empire Co. Ltd., Class A	299	10,944
Enbridge, Inc.	5,693	309,778
Fairfax Financial Holdings Ltd.	56	93,779
First Quantum Minerals Ltd. (c)	1,856	51,449
FirstService Corp.	137	19,298
Fortis, Inc.	1,204	68,537
Franco-Nevada Corp.	490	104,246
George Weston Ltd.	349	26,083
GFL Environmental, Inc. (b)	482	19,904
Gildan Activewear, Inc. (b)	420	23,249
Great-West Lifeco, Inc.	609	40,376
Hydro One Ltd.	852	35,494
iA Financial Corp., Inc.	240	35,485
IGM Financial, Inc.	165	10,259
Imperial Oil Ltd.	339	43,951
Intact Financial Corp.	477	93,658
Ivanhoe Mines Ltd., Class A (c)	1,560	11,206
Keyera Corp.	723	30,718
Kinross Gold Corp.	3,300	76,082
Loblaw Cos. Ltd.	1,401	65,770
Lundin Gold, Inc.	189	10,582
Lundin Mining Corp.	1,685	41,721
Magna International, Inc.	719	49,310
Manulife Financial Corp.	4,251	188,799
Metro, Inc.	580	38,552
National Bank of Canada	1,039	168,059
Nutrien Ltd.	1,332	91,939
Pan American Silver Corp.	964	41,507
Pembina Pipeline Corp.	1,515	74,072
Power Corp. of Canada	1,451	99,159
	Shares	Value

Quebecor, Inc., Class B	499	$23,091
RB Global, Inc.	443	48,590
Restaurant Brands International, Inc.	772	57,097
Rogers Communications, Inc., Class B	869	29,420
Royal Bank of Canada	3,590	751,394
Saputo, Inc.	731	20,561
Shopify, Inc., Class A (c)	3,073	359,900
Stantec, Inc.	252	17,784
Sun Life Financial, Inc.	1,453	120,554
Suncor Energy, Inc.	3,120	209,521
TC Energy Corp.	2,725	183,500
Teck Resources Ltd., Class B	1,093	65,774
TELUS Corp.	4,180	39,896
TFI International, Inc.	212	28,641
Thomson Reuters Corp. (b)	313	30,705
Toronto-Dominion Bank	4,331	519,158
Tourmaline Oil Corp.	889	39,261
Wheaton Precious Metals Corp.	1,178	128,132
Whitecap Resources, Inc.	3,271	38,594
WSP Global, Inc.	403	49,236
		7,905,648
China (0.1%)
Alibaba Health Information Technology Ltd. (c)(d)	14,000	6,428
Budweiser Brewing Co. APAC Ltd. (d)	9,600	8,042
BYD Electronic International Co. Ltd. (b)(d)	1,500	4,492
China Gas Holdings Ltd. (b)(d)	9,400	7,332
China Mengniu Dairy Co. Ltd. (d)	8,000	19,303
Chow Tai Fook Jewellery Group Ltd. (b)(d)	2,800	4,410
Fosun International Ltd. (c)(d)	4,500	2,728
Geely Automobile Holdings Ltd. (d)	15,000	37,996
Qingdao Port International Co. Ltd., Class H (d)	4,000	3,629
Xinyi Glass Holdings Ltd. (b)(d)	3,000	3,562
		97,922
Denmark (1.4%)
AP Moller - Maersk AS, Class A	19	50,921
Ascendis Pharma AS (c)	118	28,781
Carlsberg AS, Class B	202	29,745
Coloplast AS, Class B	398	26,320
Danske Bank AS	1,600	92,079
DSV AS	521	112,599
Genmab AS (c)	143	41,161
Novo Nordisk AS, Class B	8,206	388,157
Novonesis Novozymes B, Class B	912	59,392
Orsted AS (c)	955	21,292
Tryg AS	1,043	24,821
Vestas Wind Systems AS	2,392	64,387
		939,655
Finland (1.0%)
Elisa OYJ (b)	422	17,019
Fortum OYJ	1,077	24,484
Kesko OYJ, Class B	796	19,834
Kone OYJ, Class B	873	50,369
Metso OYJ	1,345	25,176
Neste OYJ	1,178	41,746
Nokia OYJ	12,726	117,626

E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee International Index Fund
	Shares	Value
Finland (cont'd)
Nordea Bank Abp	8,086	$163,201
Orion OYJ, Class B	261	24,400
Sampo OYJ, Class A	6,677	73,926
Stora Enso OYJ, Class R	1,129	12,983
UPM-Kymmene OYJ	1,424	38,741
Wartsila OYJ Abp	1,214	41,170
		650,675
France (7.8%)
Air Liquide SA	1,599	315,017
Airbus SE	1,519	356,598
ArcelorMittal SA	1,102	77,842
AXA SA	4,232	219,343
BNP Paribas SA	2,539	322,627
Bollore SE	2,567	11,464
Bouygues SA	591	33,291
Capgemini SE	407	48,376
Cie de Saint-Gobain SA	1,210	113,724
Cie Generale des Etablissements Michelin SCA	1,603	64,794
Credit Agricole SA	2,550	56,981
Danone SA	1,628	126,636
Dassault Systemes SE	1,688	39,271
Engie SA	4,222	131,605
EssilorLuxottica SA	775	146,724
Hermes International SCA	84	148,837
Kering SA	185	61,064
Legrand SA	626	95,170
L'Oreal SA	565	251,648
LVMH Moet Hennessy Louis Vuitton SE	669	367,371
Orange SA	5,091	97,247
Pernod Ricard SA	481	37,486
Publicis Groupe SA	595	63,505
Safran SA	898	352,897
Sanofi SA	2,751	236,893
Sartorius Stedim Biotech	87	16,821
Schneider Electric SE	1,400	470,380
Societe Generale SA	1,581	148,609
STMicroelectronics NV	1,822	97,328
Thales SA	247	70,316
TotalEnergies SE	5,191	457,641
Vinci SA	1,209	170,702
		5,208,208
Germany (7.2%)
adidas AG	420	77,710
Allianz SE (Registered)	983	489,634
BASF SE	2,427	140,896
Bayer AG (Registered)	2,441	135,465
Bayerische Motoren Werke AG	860	58,947
Beiersdorf AG	240	22,294
BioNTech SE ADR (c)	234	21,196
Commerzbank AG	1,823	79,508
Continental AG	242	20,125
Daimler Truck Holding AG	1,182	66,855
Deutsche Bank AG (Registered)	4,449	163,750
Deutsche Boerse AG	467	140,668
	Shares	Value

Deutsche Post AG (Registered)	2,274	$151,907
Deutsche Telekom AG (Registered)	9,316	287,501
Dr. Ing hc F Porsche AG (Preference)	318	15,568
E.ON SE	5,703	122,861
Fresenius Medical Care AG	643	33,000
Fresenius SE & Co. KGaA	1,152	59,210
Hannover Rueck SE (Registered)	152	43,813
Hapag-Lloyd AG	61	8,952
Heidelberg Materials AG	354	65,902
Henkel AG & Co. KGaA	189	15,487
Henkel AG & Co. KGaA (Preference)	503	43,851
HOCHTIEF AG	43	22,039
Infineon Technologies AG	3,296	236,533
Knorr-Bremse AG	169	20,100
Mercedes-Benz Group AG (Registered)	1,741	94,134
Merck KGaA	331	54,704
MTU Aero Engines AG	132	55,345
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	340	204,238
Rheinmetall AG	121	159,956
RWE AG	1,678	110,384
SAP SE	2,626	481,333
Sartorius AG (Preference)	73	18,398
Siemens AG (Registered)	1,883	616,958
Siemens Energy AG	1,935	330,581
Siemens Healthineers AG	901	38,369
Talanx AG	199	26,450
Volkswagen AG	222	19,492
Volkswagen AG (Preference)	437	37,766
Vonovia SE	2,051	49,759
		4,841,639
Hong Kong (1.6%)
AIA Group Ltd.	26,800	270,168
Cathay Pacific Airways Ltd.	2,000	3,721
CK Asset Holdings Ltd.	5,500	33,501
CK Hutchison Holdings Ltd.	7,000	65,585
CK Infrastructure Holdings Ltd.	1,000	7,977
CLP Holdings Ltd.	5,000	49,712
CSPC Pharmaceutical Group Ltd.	26,000	28,442
Futu Holdings Ltd. ADR	170	17,870
Galaxy Entertainment Group Ltd.	5,000	21,805
Hang Lung Properties Ltd.	7,000	6,505
Henderson Land Development Co. Ltd.	4,000	14,501
HK Electric Investments & HK Electric Investments Ltd. (Units) (a)	12,500	10,295
HKT Trust & HKT Ltd. (Units) (a)	8,000	13,543
Hong Kong & China Gas Co. Ltd.	33,000	29,543
Hong Kong Exchanges & Clearing Ltd.	3,100	161,519
Hongkong Land Holdings Ltd.	2,000	16,217
Jardine Matheson Holdings Ltd.	500	33,207
Kingboard Laminates Holdings Ltd.	2,000	7,451
Link REIT	6,400	31,901
MGM China Holdings Ltd.	1,600	2,316
MTR Corp. Ltd. (b)	3,500	14,767
Power Assets Holdings Ltd.	3,500	26,349

E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee International Index Fund
	Shares	Value
Hong Kong (cont'd)
Sands China Ltd.	8,400	$15,752
Sino Biopharmaceutical Ltd.	22,000	14,115
Sino Land Co. Ltd.	6,000	8,172
SITC International Holdings Co. Ltd.	4,000	20,167
Sun Hung Kai Properties Ltd.	3,000	47,085
Swire Pacific Ltd., Class A	1,500	19,049
Swire Properties Ltd.	1,400	4,264
Techtronic Industries Co. Ltd.	3,500	58,800
WH Group Ltd.	18,500	19,905
Wharf Holdings Ltd.	3,000	7,511
Wharf Real Estate Investment Co. Ltd.	2,000	6,764
Zijin Gold International Co. Ltd.	1,200	18,146
		1,106,625
Ireland (0.4%)
AIB Group PLC	4,971	59,123
Bank of Ireland Group PLC	2,396	50,316
Kerry Group PLC, Class A	323	30,837
Kingspan Group PLC	417	38,757
Ryanair Holdings PLC	2,475	69,403
		248,436
Israel (1.3%)
Airport City Ltd. (c)	286	5,152
Amot Investments Ltd.	114	693
Azrieli Group Ltd.	103	13,597
Bank Hapoalim BM	3,565	86,551
Bank Leumi Le-Israel BM	4,001	94,537
Bezeq The Israeli Telecommunication Corp. Ltd.	7,441	17,829
Big Shopping Centers Ltd.	38	8,540
Camtek Ltd. (c)	75	10,371
Cellebrite DI Ltd. (c)	715	10,546
Check Point Software Technologies Ltd. (c)	223	28,350
Clal Insurance Enterprises Holdings Ltd.	125	9,460
CyberArk Software Ltd. (c)	96	4,320
Delek Group Ltd.	150	3,960
Delek Yizum Nechasim Ltd. (c)	15	331
Doral Group Renewable Energy Resources Ltd. (c)	383	8,631
Elbit Systems Ltd.	67	54,125
Energix-Renewable Energies Ltd.	1,243	9,007
Enlight Renewable Energy Ltd. (c)	325	27,583
Etoro Group Ltd., Class A (c)	264	9,417
Fattal Holdings 1998 Ltd. (c)	4	886
First International Bank of Israel Ltd.	116	8,958
Global-e Online Ltd. (c)	411	16,156
Harel Insurance Investments & Financial Services Ltd.	296	16,969
ICL Group Ltd.	2,663	13,608
Israel Corp. Ltd.	90	2,354
Israel Discount Bank Ltd., Class A	3,023	31,549
Mega Or Holdings Ltd. REIT	56	9,095
Melisron Ltd.	41	5,384
Menora Mivtachim Holdings Ltd.	56	8,757
Migdal Insurance & Financial Holdings Ltd. (c)	916	5,203
Mivne Real Estate KD Ltd.	898	3,963
	Shares	Value

Mizrahi Tefahot Bank Ltd.	420	$31,256
Monday.com Ltd. (c)	83	7,233
Next Vision Stabilized Systems Ltd.	206	16,014
Nice Ltd. (c)	171	16,662
Nova Ltd. (c)	70	27,816
OPC Energy Ltd. (c)	411	12,895
Paz Retail & Energy Ltd.	21	5,929
Phoenix Financial Ltd.	713	39,977
Plus500 Ltd.	98	5,147
Shapir Engineering & Industry Ltd.	409	6,121
Shikun & Binui Ltd. (c)	980	5,609
Shufersal Ltd.	410	5,865
Strauss Group Ltd.	118	4,469
Tel Aviv Stock Exchange Ltd.	119	4,583
Teva Pharmaceutical Industries Ltd. (c)	2,815	100,156
Tower Semiconductor Ltd. (c)	271	59,367
Wix.com Ltd. (c)	141	7,759
		882,740
Italy (2.9%)
A2A SpA	5,018	13,108
Banca Mediolanum SpA	436	11,683
Banca Monte dei Paschi di Siena SpA	5,028	67,342
Banco BPM SpA	2,903	53,003
BPER Banca SpA	3,789	61,568
Davide Campari-Milano NV (b)	1,329	9,051
Enel SpA	20,433	230,758
Eni SpA	4,532	126,065
Ferrari NV (Euronext NV)	324	127,394
FinecoBank Banca Fineco SpA	1,559	42,712
Generali	2,194	111,190
Infrastrutture Wireless Italiane SpA	1,214	9,007
Intesa Sanpaolo SpA	36,330	274,630
Leonardo SpA	1,108	70,618
Moncler SpA	560	31,852
Poste Italiane SpA	1,247	37,725
PRADA SpA (d)	700	3,845
Prysmian SpA	700	96,595
Recordati Industria Chimica e Farmaceutica SpA	192	11,437
Snam SpA	4,814	32,643
Stellantis NV (c)	4,949	28,494
Telecom Italia SpA (c)	3,982	33,815
Tenaris SA	997	28,604
Terna - Rete Elettrica Nazionale	3,676	42,142
UniCredit SpA	3,624	341,786
Unipol Assicurazioni SpA	898	28,098
		1,925,165
Japan (22.3%)
ABC-Mart, Inc.	100	1,711
Acom Co. Ltd.	2,900	8,633
Advantest Corp.	1,900	375,406
Aeon Co. Ltd.	6,200	53,194
AGC, Inc.	500	18,857
Air Water, Inc.	300	4,705
Aisin Corp.	1,200	16,544

E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee International Index Fund
	Shares	Value
Japan (cont'd)
Ajinomoto Co., Inc.	2,100	$64,761
Alfresa Holdings Corp.	400	5,802
ALSOK Co. Ltd.	800	5,880
Amada Co. Ltd.	900	15,441
ANA Holdings, Inc.	1,200	23,438
Asahi Group Holdings Ltd.	3,300	34,439
Asahi Intecc Co. Ltd.	700	15,793
Asahi Kasei Corp.	2,700	28,822
Asics Corp.	1,800	53,072
Astellas Pharma, Inc.	5,000	68,674
Azbil Corp.	1,000	10,355
Bandai Namco Holdings, Inc.	1,600	46,351
BayCurrent, Inc.	400	18,042
Bridgestone Corp.	2,800	69,147
Brother Industries Ltd.	900	22,413
Canon, Inc.	2,300	64,021
Capcom Co. Ltd.	800	20,096
Central Japan Railway Co.	2,400	59,724
Chiba Bank Ltd.	1,800	29,259
Chubu Electric Power Co., Inc.	1,600	27,704
Chugai Pharmaceutical Co. Ltd.	1,700	73,765
Coca-Cola Bottlers Japan Holdings, Inc.	400	9,612
CyberAgent, Inc.	1,600	14,618
Dai Nippon Printing Co. Ltd.	1,300	23,572
Daifuku Co. Ltd.	900	33,153
Daiichi Life Group, Inc.	9,300	112,133
Daiichi Sankyo Co. Ltd.	4,500	72,727
Daikin Industries Ltd.	700	101,398
Daito Trust Construction Co. Ltd.	800	16,886
Daiwa House Industry Co. Ltd.	1,500	44,050
Daiwa House Investment Corp. REIT	18	13,937
Daiwa Securities Group, Inc.	3,200	35,797
Denso Corp.	4,300	52,799
Dentsu Group, Inc.	700	15,532
Disco Corp.	200	71,487
East Japan Railway Co.	2,600	59,822
Ebara Corp.	1,100	37,342
Eisai Co. Ltd.	600	18,038
Electric Power Development Co. Ltd.	400	9,463
ENEOS Holdings, Inc.	7,300	60,287
FANUC Corp.	2,500	100,739
Fast Retailing Co. Ltd.	500	244,835
Food & Life Cos. Ltd.	600	20,948
Fuji Electric Co. Ltd.	300	26,181
Fuji Media Holdings, Inc.	200	5,000
FUJIFILM Holdings Corp.	2,800	65,911
Fujikura Ltd.	3,700	93,892
Fujitsu Ltd.	4,500	103,722
Fukuoka Financial Group, Inc.	500	22,855
Furukawa Electric Co. Ltd.	2,000	38,164
GLP J-Reit REIT	18	16,358
GMO Payment Gateway, Inc.	100	6,231
Hachijuni Nagano Bank Ltd.	1,000	15,538
Hamamatsu Photonics KK	600	8,542
	Shares	Value

Hankyu Hanshin Holdings, Inc.	500	$14,794
Haseko Corp.	500	8,700
Hirose Electric Co. Ltd.	100	16,851
Hitachi Construction Machinery Co. Ltd.	300	9,999
Hitachi Ltd.	11,100	363,753
Honda Motor Co. Ltd.	9,600	96,764
Hoshizaki Corp.	200	7,133
Hoya Corp.	900	137,625
Hulic Co. Ltd.	1,600	17,592
Ibiden Co. Ltd.	600	60,026
Idemitsu Kosan Co. Ltd.	1,700	13,917
IHI Corp.	2,600	45,461
Iida Group Holdings Co. Ltd.	800	11,453
Inpex Corp.	1,900	43,792
Isetan Mitsukoshi Holdings Ltd.	800	17,855
Isuzu Motors Ltd.	1,100	16,412
ITOCHU Corp.	15,900	199,539
J Front Retailing Co. Ltd.	600	11,165
Japan Airlines Co. Ltd.	1,000	18,445
Japan Exchange Group, Inc.	2,500	34,008
Japan Metropolitan Fund Invest REIT	24	17,728
Japan Post Bank Co. Ltd.	3,600	69,606
Japan Post Holdings Co. Ltd.	4,300	63,616
Japan Post Insurance Co. Ltd.	1,200	13,213
Japan Real Estate Investment Corp. REIT	21	16,070
Japan Tobacco, Inc.	2,800	124,843
JFE Holdings, Inc. (b)	2,000	22,692
JX Advanced Metals Corp.	1,500	34,752
Kajima Corp.	1,200	40,097
Kandenko Co. Ltd.	200	6,652
Kansai Electric Power Co., Inc.	2,200	33,318
Kao Corp.	2,200	45,223
Kawasaki Heavy Industries Ltd.	2,000	34,169
Kawasaki Kisen Kaisha Ltd.	1,100	19,601
KDDI Corp.	7,600	140,020
Keio Corp.	2,500	12,701
Keisei Electric Railway Co. Ltd.	800	6,429
Kewpie Corp.	200	5,716
Keyence Corp.	500	250,793
Kikkoman Corp.	2,000	20,598
Kinden Corp.	300	13,203
Kintetsu Group Holdings Co. Ltd.	300	6,516
Kioxia Holdings Corp. (c)	500	139,368
Kirin Holdings Co. Ltd.	1,900	35,150
Kobe Bussan Co. Ltd.	300	5,245
Koito Manufacturing Co. Ltd.	300	5,014
Kokusai Electric Corp.	600	27,009
Komatsu Ltd.	2,400	104,137
Konami Group Corp.	300	38,646
Kubota Corp.	2,500	42,414
Kuraray Co. Ltd.	1,100	12,616
Kurita Water Industries Ltd.	200	10,747
Kyocera Corp.	3,600	82,104
Kyoto Financial Group, Inc.	700	19,295
Kyowa Kirin Co. Ltd.	500	8,026

E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee International Index Fund
	Shares	Value
Japan (cont'd)
Kyushu Electric Power Co., Inc.	1,500	$16,619
Kyushu Railway Co.	400	9,026
Lasertec Corp.	200	45,946
Lixil Corp.	1,000	10,861
LY Corp.	7,500	20,897
M3, Inc.	1,000	11,203
Makita Corp.	600	19,326
Marubeni Corp.	3,700	119,586
Marui Group Co. Ltd.	500	9,315
MatsukiyoCocokara & Co.	1,200	19,149
Mazda Motor Corp.	1,500	10,936
McDonald's Holdings Co. Japan Ltd.	300	15,247
Mebuki Financial Group, Inc.	2,000	18,532
Medipal Holdings Corp.	300	5,402
MEIJI Holdings Co. Ltd.	600	14,270
Minebea Mitsumi, Inc.	700	15,942
MISUMI Group, Inc.	900	21,412
Mitsubishi Chemical Group Corp.	2,700	19,869
Mitsubishi Corp.	8,800	263,056
Mitsubishi Electric Corp.	4,900	176,513
Mitsubishi Estate Co. Ltd.	2,800	67,976
Mitsubishi Gas Chemical Co., Inc.	500	12,915
Mitsubishi HC Capital, Inc.	2,200	20,256
Mitsubishi Heavy Industries Ltd.	8,000	186,899
Mitsubishi Motors Corp. (b)	900	2,061
Mitsubishi UFJ Financial Group, Inc.	29,600	661,160
Mitsui & Co. Ltd.	6,200	190,243
Mitsui Chemicals, Inc.	800	10,518
Mitsui Fudosan Co. Ltd.	6,700	65,267
Mitsui Kinzoku Co. Ltd.	100	18,827
Mitsui OSK Lines Ltd.	800	29,554
Mizuho Financial Group, Inc.	6,300	326,618
MonotaRO Co. Ltd.	500	6,310
MS&AD Insurance Group Holdings, Inc.	3,200	98,507
Murata Manufacturing Co. Ltd.	4,300	195,927
NEC Corp.	3,000	89,156
Nexon Co. Ltd.	800	12,538
NGK Corp.	600	20,529
NH Foods Ltd.	300	11,782
Nichirei Corp.	1,000	13,909
NIDEC Corp.	2,700	43,356
Nikon Corp.	900	10,694
Nintendo Co. Ltd.	3,000	143,106
Nippon Building Fund, Inc. REIT	27	22,775
Nippon Express Holdings, Inc.	600	19,802
Nippon Paint Holdings Co. Ltd.	2,100	15,846
Nippon Prologis, Inc. REIT	22	12,503
Nippon Sanso Holdings Corp.	500	17,975
Nippon Steel Corp.	13,900	56,626
Nippon Television Holdings, Inc.	300	5,478
Nippon Yusen KK	1,000	38,397
Nissan Chemical Corp.	400	18,593
Nissan Motor Co. Ltd. (c)	4,700	9,923
Nisshin Seifun Group, Inc.	400	5,064
	Shares	Value

Nissin Foods Holdings Co. Ltd. (b)	300	$5,423
Niterra Co. Ltd.	400	23,359
Nitori Holdings Co. Ltd.	800	12,906
Nitto Denko Corp.	1,600	33,786
Nomura Holdings, Inc.	8,100	78,363
Nomura Real Estate Holdings, Inc.	800	4,597
Nomura Real Estate Master Fund, Inc. REIT	11	10,521
Nomura Research Institute Ltd.	1,000	29,584
NTT, Inc.	142,200	136,301
Obayashi Corp.	1,400	27,516
Obic Co. Ltd.	700	20,079
Odakyu Electric Railway Co. Ltd.	500	5,534
Oji Holdings Corp.	1,800	9,898
Olympus Corp.	3,100	35,431
Omron Corp.	500	16,720
Ono Pharmaceutical Co. Ltd.	900	13,450
Open House Group Co. Ltd.	200	10,628
Oriental Land Co. Ltd.	3,100	61,875
ORIX Corp.	2,900	117,042
Orix J-Reit, Inc. REIT	13	8,412
Osaka Gas Co. Ltd.	900	30,878
Otsuka Corp.	700	14,444
Otsuka Holdings Co. Ltd.	1,100	76,273
Pan Pacific International Holdings Corp.	4,900	27,807
Panasonic Holdings Corp.	5,600	148,078
Persol Holdings Co. Ltd.	8,600	14,278
Rakuten Bank Ltd. (c)	200	6,835
Rakuten Group, Inc. (c)	4,000	20,857
Recruit Holdings Co. Ltd.	3,300	260,967
Renesas Electronics Corp.	4,100	82,179
Resona Holdings, Inc.	5,700	77,297
Resonac Holdings Corp.	500	41,650
Ricoh Co. Ltd.	1,300	12,757
Rinnai Corp.	300	6,709
Rohm Co. Ltd.	1,100	29,168
Rohto Pharmaceutical Co. Ltd.	500	7,488
Ryohin Keikaku Co. Ltd.	1,300	34,099
Sanrio Co. Ltd.	3,200	25,677
Santen Pharmaceutical Co. Ltd.	500	5,903
Sanwa Holdings Corp.	500	10,718
SBI Holdings, Inc.	1,700	32,093
SBI Shinsei Bank Ltd. (b)	1,100	10,221
SCREEN Holdings Co. Ltd.	400	30,514
Secom Co. Ltd.	1,100	47,384
Sega Sammy Holdings, Inc.	700	12,093
Seibu Holdings, Inc.	600	13,437
Seiko Epson Corp.	600	10,990
Sekisui Chemical Co. Ltd.	1,300	21,636
Sekisui House Ltd.	1,500	32,838
Seven & i Holdings Co. Ltd.	6,000	79,561
SG Holdings Co. Ltd.	500	4,975
Shimadzu Corp.	800	20,346
Shimamura Co. Ltd.	300	6,315
Shimano, Inc.	200	25,246
Shimizu Corp.	1,200	17,677

E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee International Index Fund
	Shares	Value
Japan (cont'd)
Shin-Etsu Chemical Co. Ltd.	4,200	$149,730
Shionogi & Co. Ltd.	1,800	32,546
Shiseido Co. Ltd.	900	17,778
Shizuoka Financial Group, Inc.	1,400	27,615
SMC Corp.	128	55,304
SoftBank Corp.	73,700	103,444
SoftBank Group Corp.	9,100	283,442
Sojitz Corp.	600	20,046
Sompo Holdings, Inc.	2,200	97,673
Sony Financial Group, Inc.	17,700	17,160
Sony Group Corp.	15,400	359,881
Square Enix Holdings Co. Ltd.	800	13,928
Subaru Corp.	1,700	28,938
Sugi Holdings Co. Ltd.	100	1,772
Sumitomo Chemical Co. Ltd.	3,700	11,972
Sumitomo Corp.	10,800	112,104
Sumitomo Electric Industries Ltd.	7,600	100,587
Sumitomo Forestry Co. Ltd.	1,100	9,278
Sumitomo Heavy Industries Ltd.	300	9,698
Sumitomo Metal Mining Co. Ltd.	600	30,159
Sumitomo Mitsui Financial Group, Inc.	9,700	416,798
Sumitomo Mitsui Trust Group, Inc.	11,700	120,307
Sumitomo Pharma Co. Ltd. (c)	300	2,338
Sumitomo Realty & Development Co. Ltd.	2,200	49,312
Sumitomo Rubber Industries Ltd.	300	4,245
Sundrug Co. Ltd.	100	2,377
Suntory Beverage & Food Ltd.	200	5,798
Suzuki Motor Corp.	4,200	54,825
Sysmex Corp.	900	9,088
T&D Holdings, Inc.	1,300	40,971
Taisei Corp.	400	32,401
Takeda Pharmaceutical Co. Ltd.	3,800	130,475
TBS Holdings, Inc.	300	11,291
TDK Corp.	4,700	90,374
Terumo Corp.	3,500	51,345
TISI, Inc.	600	14,385
Tobu Railway Co. Ltd.	300	5,819
Toho Co. Ltd.	1,700	16,325
Tohoku Electric Power Co., Inc.	1,700	12,492
Tokio Marine Holdings, Inc.	4,400	224,252
Tokyo Century Corp.	400	6,536
Tokyo Electric Power Co. Holdings, Inc. (c)	4,200	13,559
Tokyo Electron Ltd.	1,146	383,150
Tokyo Gas Co. Ltd.	700	27,023
Tokyo Metro Co. Ltd.	600	5,501
Tokyo Ohka Kogyo Co. Ltd.	300	16,247
Tokyu Corp.	1,300	14,271
Tokyu Fudosan Holdings Corp.	1,200	9,974
TOPPAN Holdings, Inc.	600	16,825
Toray Industries, Inc.	3,200	22,986
Tosoh Corp.	600	10,091
TOTO Ltd.	400	17,360
Toyo Suisan Kaisha Ltd.	200	12,977
Toyota Motor Corp.	27,300	516,643
	Shares	Value

Toyota Tsusho Corp.	1,600	$66,409
Trend Micro, Inc.	446	17,970
Tsuruha Holdings, Inc.	900	13,739
Unicharm Corp.	2,900	18,395
United Urban Investment Corp. REIT	8	8,175
USS Co. Ltd.	900	11,366
West Japan Railway Co.	1,400	26,418
Yakult Honsha Co. Ltd.	900	15,928
Yamada Holdings Co. Ltd.	1,000	4,467
Yamaha Corp.	700	5,426
Yamaha Motor Co. Ltd.	2,100	17,566
Yamato Holdings Co. Ltd.	800	10,382
Yamazaki Baking Co. Ltd.	400	8,453
Yaskawa Electric Corp.	600	17,867
Yokogawa Electric Corp.	600	21,399
Yokohama Financial Group, Inc.	2,400	27,319
Yokohama Rubber Co. Ltd.	400	19,000
Zensho Holdings Co. Ltd.	200	12,488
ZOZO, Inc.	700	5,048
		14,924,470
Netherlands (4.3%)
ABN AMRO Bank NV CVA	1,382	62,518
Adyen NV (c)	72	73,240
ASM International NV	115	106,507
ASML Holding NV	986	1,624,874
Coca-Cola Europacific Partners PLC	518	57,068
CVC Capital Partners PLC	1,842	30,927
DSM-Firmenich AG	635	68,458
EXOR NV	226	18,098
Heineken Holding NV	308	25,911
Heineken NV	765	69,263
ING Groep NV	7,300	256,533
InPost SA (c)	325	5,797
Koninklijke Ahold Delhaize NV (b)	2,267	89,671
Koninklijke KPN NV	7,362	34,762
Koninklijke Philips NV	2,056	54,171
Nebius Group NV (b)(c)	528	100,537
Prosus NV (c)	3,116	144,809
Universal Music Group NV	2,454	40,490
		2,863,634
New Zealand (0.2%)
a2 Milk Co. Ltd.	1,627	7,898
Auckland International Airport Ltd.	4,998	25,626
Contact Energy Ltd.	2,713	14,508
Fisher & Paykel Healthcare Corp. Ltd.	1,416	33,866
Infratil Ltd.	2,502	21,719
Mainfreight Ltd. (b)	156	6,361
Mercury NZ Ltd.	864	3,409
Meridian Energy Ltd.	4,808	16,123
Spark New Zealand Ltd.	8,084	9,140
		138,650
Norway (0.8%)
Aker ASA, Class A	69	9,282
Aker BP ASA	896	31,946
AutoStore Holdings Ltd. (c)	6,906	8,813

E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee International Index Fund
	Shares	Value
Norway (cont'd)
Bakkafrost P/F	105	$5,014
DNB Bank ASA	2,165	69,710
Equinor ASA	1,942	79,721
Frontline PLC	472	18,823
Gjensidige Forsikring ASA	342	10,202
Kongsberg Gruppen ASA	1,049	32,691
Kongsberg Maritime AS (c)	871	4,916
Leroy Seafood Group ASA	141	619
Mowi ASA	1,012	21,672
Nordic Semiconductor ASA (c)	691	11,675
Norsk Hydro ASA	3,248	29,960
Orkla ASA	2,459	27,314
Protector Forsikring ASA	210	10,927
Salmar ASA	126	6,869
SpareBank 1 SMN	191	3,962
SpareBank 1 Sor-Norge ASA	476	10,663
Sparebanken Norge	198	4,116
Storebrand ASA	917	19,519
Telenor ASA	1,489	21,049
TOMRA Systems ASA	883	9,814
Var Energi ASA	3,657	18,373
Vend Marketplaces ASA, Class B	439	11,137
Wallenius Wilhelmsen ASA	384	5,994
Yara International ASA	426	20,095
		504,876
Poland (0.5%)
Allegro.eu SA (c)	2,237	26,947
Asseco Poland SA	102	5,463
Bank Millennium SA (c)	2,659	14,695
Bank Polska Kasa Opieki SA	402	26,498
BNPP Bank Polska SA	245	10,193
Budimex SA	30	5,819
CD Projekt SA (c)	211	14,114
Dino Polska SA (c)	900	7,717
Erste Bank Polska SA	124	24,447
KGHM Polska Miedz SA	396	32,826
LPP SA	3	17,451
mBank SA (c)	35	12,690
Orange Polska SA	1,359	5,549
ORLEN SA	1,335	52,975
PGE Polska Grupa Energetyczna SA (c)	2,710	7,324
Powszechna Kasa Oszczednosci Bank Polski SA	2,093	62,691
Powszechny Zaklad Ubezpieczen SA	1,598	30,432
Zabka Group SA	905	7,713
		365,544
Portugal (0.2%)
Banco Comercial Portugues SA, Class R	26,951	33,206
EDP SA	7,648	39,382
Galp Energia SGPS SA	1,100	24,982
Jeronimo Martins SGPS SA	783	15,703
		113,273
Singapore (1.6%)
CapitaLand Ascendas REIT (c)	8,500	17,025
	Shares	Value

CapitaLand Integrated Commercial Trust REIT	13,037	$25,301
CapitaLand Investment Ltd.	9,000	18,651
City Developments Ltd.	700	4,281
DBS Group Holdings Ltd.	5,200	300,023
Genting Singapore Ltd. (b)	12,100	5,989
Grab Holdings Ltd., Class A (c)	8,336	29,176
Jardine Cycle & Carriage Ltd.	300	6,875
Keppel Ltd.	2,900	25,900
Keppel REIT REIT	322	231
Mapletree Industrial Trust REIT	6,200	9,330
Mapletree Logistics Trust REIT	13,300	12,849
Mapletree Pan Asia Commercial Trust REIT	4,000	4,148
Oversea-Chinese Banking Corp. Ltd.	8,400	190,791
SATS Ltd.	2,200	8,111
Sea Ltd. ADR (c)	800	85,392
Seatrium Ltd. (b)	6,000	10,052
Sembcorp Industries Ltd.	2,300	9,893
Singapore Airlines Ltd.	3,600	21,596
Singapore Exchange Ltd.	2,000	38,128
Singapore Technologies Engineering Ltd.	3,500	27,502
Singapore Telecommunications Ltd.	19,900	68,852
United Overseas Bank Ltd.	3,200	108,221
UOL Group Ltd.	600	4,630
Wilmar International Ltd.	3,600	11,009
Yangzijiang Shipbuilding Holdings Ltd.	7,200	21,978
		1,065,934
Spain (3.3%)
ACS Actividades de Construccion y Servicios SA	446	56,852
Aena SME SA	1,710	52,716
Amadeus IT Group SA	1,121	69,185
Banco Bilbao Vizcaya Argentaria SA	14,533	407,387
Banco Santander SA	37,473	532,951
CaixaBank SA	8,631	125,377
Cellnex Telecom SA	1,393	43,272
Endesa SA	950	46,260
Ferrovial NV	1,266	82,931
Iberdrola SA	16,452	390,794
Industria de Diseno Textil SA	2,825	184,370
International Consolidated Airlines Group SA	8,954	52,487
Naturgy Energy Group SA	535	17,847
Repsol SA	2,940	89,732
Telefonica SA	9,113	37,625
		2,189,786
Sweden (3.0%)
AAK AB	449	9,689
AddTech AB, Class B	654	23,797
Alfa Laval AB	713	42,194
Assa Abloy AB, Class B	2,375	88,126
Atlas Copco AB, Class A	10,502	214,145
Avanza Bank Holding AB	178	7,304
Axfood AB	336	8,575
Beijer Ref AB, Class B	757	10,683
Boliden AB	787	39,600
Castellum AB	960	13,474

E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee International Index Fund
	Shares	Value
Sweden (cont'd)
Epiroc AB, Class A	2,499	$60,975
EQT AB	1,521	51,662
Essity AB, Class B	1,488	43,227
Evolution AB (c)	313	23,889
Fastighets AB Balder, Class B (c)	2,979	16,305
Getinge AB, Class B	382	9,521
H & M Hennes & Mauritz AB, Class B	1,276	23,368
Hexagon AB, Class B	5,082	50,162
Holmen AB, Class B	130	4,409
Industrivarden AB, Class A	757	43,424
Indutrade AB	546	13,708
Investment AB Latour, Class B	582	12,278
Investor AB, Class A	5,959	256,311
L E Lundbergforetagen AB, Class B	102	6,127
Lifco AB, Class B	666	22,683
Nibe Industrier AB, Class B	2,751	11,027
Nordnet AB publ	378	14,481
Norion Bank AB (c)	88	541
Octave Intelligence PLC SDR (c)	880	15,775
Saab AB, Class B	743	46,688
Sagax AB, Class B	651	11,444
Sandvik AB	2,826	105,678
Sectra AB, Class B	510	14,315
Securitas AB, Class B	1,163	18,683
Skandinaviska Enskilda Banken AB, Class A	3,840	89,981
Skanska AB, Class B	835	23,430
SKF AB, Class B	879	23,792
SSAB AB, Class A	1,866	19,649
Svenska Cellulosa AB SCA, Class B	2,139	24,319
Svenska Handelsbanken AB, Class A	3,884	59,699
Sweco AB, Class B	336	4,744
Swedbank AB, Class A	2,113	84,520
Swedish Orphan Biovitrum AB (c)	518	25,670
Tele2 AB, Class B	1,096	18,987
Telefonaktiebolaget LM Ericsson, Class B	8,167	80,336
Telia Co. AB (b)	5,197	24,084
Trelleborg AB, Class B	578	25,694
Verisure PLC (c)	613	7,622
Volvo AB, Class A	4,518	172,861
Volvo Car AB, Class B (b)(c)	2,524	5,353
		2,025,009
Switzerland (7.4%)
ABB Ltd. (Registered)	4,079	402,430
Alcon AG	1,267	87,016
Chocoladefabriken Lindt & Spruengli AG	3	34,626
Cie Financiere Richemont SA, Class A (Registered)	1,366	322,843
Galderma Group AG (c)	405	88,133
Geberit AG (Registered)	89	58,642
Givaudan SA (Registered)	25	99,921
Holcim AG (c)	1,259	114,348
Kuehne & Nagel International AG (Registered)	133	33,870
Lonza Group AG (Registered)	187	130,335
Nestle SA (Registered)	6,637	663,375
	Shares	Value

Novartis AG (Registered)	4,731	$739,889
Partners Group Holding AG	63	52,512
Roche Holding AG	1,904	833,353
Sandoz Group AG	1,058	86,246
Schindler Holding AG	103	32,422
Schindler Holding AG (Registered)	54	16,517
SGS SA (Registered)	382	45,266
Sika AG (Registered) (c)	382	85,946
Straumann Holding AG (Registered)	289	35,790
Swiss Life Holding AG (Registered)	70	82,600
Swiss Re AG	705	117,323
Swisscom AG (Registered)	67	51,486
UBS Group AG (Registered) (c)	8,250	436,075
Zurich Insurance Group AG	382	290,980
		4,941,944
United Kingdom (12.3%)
3i Group PLC	2,650	102,019
Admiral Group PLC	543	27,526
Airtel Africa PLC	1,442	6,509
Anglo American PLC	2,603	131,768
Antofagasta PLC	926	46,153
Associated British Foods PLC	940	26,409
AstraZeneca PLC	3,913	665,642
Aviva PLC	7,841	73,385
BAE Systems PLC	7,917	224,125
Barclays PLC	36,381	250,066
BP PLC	37,206	279,535
British American Tobacco PLC	5,382	326,477
BT Group PLC	15,370	41,616
Bunzl PLC	940	35,473
Centrica PLC	10,505	21,922
Compass Group PLC	4,595	145,918
Diageo PLC	5,743	126,164
Experian PLC	2,287	86,288
Fresnillo PLC	467	15,731
Glencore PLC (c)	23,865	175,774
GSK PLC	10,315	268,219
Haleon PLC	23,834	116,681
Halma PLC	891	42,569
HSBC Holdings PLC	44,290	943,169
ICG PLC	781	19,940
Imperial Brands PLC	1,819	69,033
Informa PLC	3,087	36,981
InterContinental Hotels Group PLC	377	60,964
Intertek Group PLC	334	26,380
J Sainsbury PLC	3,737	18,021
Kingfisher PLC	4,203	17,535
Legal & General Group PLC	15,283	62,054
Lloyds Banking Group PLC	150,136	232,053
London Stock Exchange Group PLC	1,161	130,604
M&G PLC	5,539	26,757
Marks & Spencer Group PLC	4,814	26,315
Melrose Industries PLC	3,163	19,457
National Grid PLC	13,104	209,741
NatWest Group PLC	19,914	187,841

E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee International Index Fund
Shares		Value
United Kingdom (cont'd)
Next PLC	279	$55,872
Pearson PLC	1,348	22,747
Prudential PLC	6,707	100,796
Reckitt Benckiser Group PLC	1,643	115,959
RELX PLC	4,657	163,796
Rentokil Initial PLC	6,307	29,045
Rio Tinto PLC	2,771	269,257
Rolls-Royce Holdings PLC	21,758	434,065
Sage Group PLC	2,614	34,434
Schroders PLC	1,911	15,158
Segro PLC REIT	3,172	41,435
Severn Trent PLC	554	22,467
Shell PLC	14,511	664,193
Smith & Nephew PLC	2,357	36,870
Smiths Group PLC	858	30,639
Spirax Group PLC	170	15,939
SSE PLC	3,001	94,812
Standard Chartered PLC	4,927	145,680
Standard Life PLC	2,201	27,427
Tesco PLC	17,163	112,970
Unilever PLC	5,533	352,051
United Utilities Group PLC	1,891	35,219
Vodafone Group PLC	47,812	75,877
Weir Group PLC	710	25,331
Wise Group PLC, Class A (c)	1,564	18,680
		8,263,533
United States (0.2%)
ICON PLC ADR (c)	220	35,984
IREN Ltd. (b)(c)	791	29,109
Waste Connections, Inc. (b)	626	104,868
		169,961
Total Common Stocks (Cost $56,332,694)		66,483,904
Short-Term Investments (0.8%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 3.59% (e) (Cost $380,239)	380,239	380,239
Securities held as Collateral on Loaned Securities (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 3.59% (e) (Cost $132,555)	132,555	132,555
Total Short-Term Investments (Cost $512,794)		512,794
Total Investments (100.1%) (Cost $56,845,488) including $559,845 of Securities Loaned (f)(g)(h)		66,996,698
Liabilities in Excess of Other Assets (–0.1%)		(80,959)
Net Assets (100.0%)		$66,915,739
Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.
(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)
All or a portion of this security was on loan. The value of
loaned securities and related collateral outstanding at July 31,
2026, were approximately $559,845 and $585,577,
respectively. The Fund received cash collateral of
approximately $132,555, which was subsequently invested in
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio - Institutional Class as reported in the Portfolio of
Investments. The remaining collateral of approximately
$453,022 was received in the form of U.S. Government
obligations, which the Fund cannot sell or re-pledge and
accordingly are not reflected in the Portfolio of Investments.
The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)	Non-income producing security.
(d)	Security trades on the Hong Kong exchange.
(e)
The Funds invest in the Institutional Class of the Morgan
Stanley Institutional Liquidity Funds — Government Portfolio
(the “Liquidity Fund”), an open-end management investment
company managed by the Adviser, both directly and as a
portion of the securities held as collateral on loaned
securities.

(f)
The Fund is permitted to purchase and sell securities ("cross-
trade") from and to other Morgan Stanley Funds as well as
other funds and client accounts for which the Adviser or an
affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with
Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts
transactions under Rule 17a-7, a security is an eligible
security for purposes of Rule 17a-7 only when there is a
“readily available market quotation” for the security. The
Fund's Rule 17a-7 policy was amended effective September 8,
2022, to reflect the new requirements of Rule 2a-5. For the
nine months ended July 31, 2026, the Fund did not engage in
any cross-trade transactions.

(g)
The fair value and percentage of net assets, $57,881,365
and 86.5%, respectively, represent the securities that have
been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of
Investments.

(h)
At July 31, 2026, the aggregate cost for federal income tax
purposes approximates the aggregate cost for book
purposes. The aggregate gross unrealized appreciation is
$11,525,558 and the aggregate gross unrealized
depreciation is $1,374,348, resulting in net unrealized
appreciation of $10,151,210.

ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.
Euronext NV	Euronext Amsterdam Stock Market.
REIT	Real Estate Investment Trust.
SDR	Swedish Depositary Receipt.

Portfolio Composition*
Classification	Percentage of Total Investments
Other**	59.2%
Banks	17.9
Pharmaceuticals	6.6
Insurance	5.9
Oil, Gas & Consumable Fuels	5.4
Semiconductors & Semiconductor Equipment	5.0
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of July 31, 2026.
**	Industries and/or investment types representing less than 5% of total investments.

E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments
E*TRADE No Fee Municipal Bond Index Fund

	Face Amount	Value
Municipal Bonds (98.3%)
Education (9.0%)
Board of Regents of the University of Texas System,
5.00%, 8/15/31	$155,000	$169,061
Danville Multi-School Building Corp., IN,
5.00%, 7/15/41	335,000	356,781
Illinois Finance Authority,
5.00%, 4/1/31	300,000	323,871
Mississippi Development Bank,
5.00%, 4/1/29	110,000	116,140
New York State Dormitory Authority,
5.00%, 8/15/42	200,000	213,156
Ohio Higher Educational Facility Commission (Kenyon College 2023),
5.00%, 7/1/36 - 7/1/39	440,000	461,794
Permanent University Fund - Texas A&M University System,
5.00%, 7/1/33	40,000	44,435
Texas State University System,
5.00%, 3/15/33	500,000	551,730
University of Arkansas,
5.00%, 9/1/28	240,000	250,666
University of Connecticut,
5.00%, 2/15/42	90,000	97,089
University of Houston, TX,
5.00%, 2/15/32	210,000	230,179
University of Maine System,
5.00%, 3/1/28	200,000	207,002
		3,021,904
Electric Utilities (5.9%)
Energy Northwest, WA,
5.00%, 7/1/37	180,000	187,295
Garland Electric Utility System Revenue, TX (AGM),
5.00%, 3/1/31	105,000	113,332
Grant County Public Utility District No. 2 Electric Revenue, WA,
5.00%, 1/1/42	450,000	456,951
Indiana Municipal Power Agency,
5.00%, 1/1/39	80,000	87,071
Knoxville Electric System Revenue, TN,
5.00%, 7/1/39	105,000	111,211
Lower Colorado River Authority, TX,
5.00%, 5/15/31	145,000	156,644
San Antonio Texas Electric and Gas Systems Revenue,
5.00%, 2/1/30	300,000	319,599
Seattle Municipal Light & Power Revenue, WA,
5.00%, 8/1/36	500,000	567,381
		1,999,484
General Obligations (36.1%)
Abilene, TX (Taylor And Jones Counties),
5.00%, 2/15/32	115,000	125,128
Angleton Independent School District, TX (PSF Guaranteed),
5.00%, 2/15/38	250,000	268,422
	Face Amount	Value

Baltimore, MD (Consolidated Public Improvement),
2.00%, 10/15/35	$195,000	$158,239
Bethlehem Area School District, PA (State Aid Withholding),
5.00%, 11/15/29	190,000	202,300
Celina Independent School District, TX (PSF Guaranteed),
5.00%, 2/15/38	165,000	179,920
Chambersburg Area School District, PA (State Aid Withholding),
5.00%, 3/1/36	125,000	132,126
Coeur d'Alene, ID,
5.00%, 8/1/31	320,000	349,190
Commonwealth of Massachusetts, (General Obligation Refunding Bonds),
5.00%, 3/1/39	220,000	238,683
Commonwealth of Pennsylvania, (Bid Group A),
5.00%, 9/1/32	110,000	121,156
Connecticut, (Sustainable Bonds),
5.00%, 7/15/30	245,000	264,171
Conroe Independent School District, TX (PSF Guaranteed),
5.00%, 2/15/37 - 2/15/40	305,000	332,632
Cotulla Independent School District, TX (PSF Guaranteed),
5.00%, 2/15/33	100,000	109,832
County of Hamblen, TN,
4.00%, 6/1/34	500,000	514,003
County of Loudoun, VA,
5.00%, 12/1/37	400,000	446,945
Cypress-Fairbanks Independent School District, TX (PSF Guaranteed),
5.00%, 2/15/32	145,000	159,165
Dallas Independent School District, TX (PSF Guaranteed),
5.00%, 2/15/40	500,000	540,129
Del Mar College District, TX,
3.00%, 8/15/39	135,000	112,300
Denton, TX,
5.00%, 2/15/41	315,000	332,347
El Paso, TX,
5.00%, 8/15/34	250,000	278,076
Everett, WA (Lift Projects),
5.00%, 6/1/30	200,000	214,823
Haverford Township School District, PA (State Aid Withholding),
5.00%, 3/15/39	390,000	415,058
Katy Independent School District, TX (PSF Guaranteed),
5.00%, 2/15/37 (a)	250,000	278,724
La Vernia Independent School District, TX (PSF Guaranteed),
5.00%, 2/15/42	150,000	159,044
Lake County School District No. 112 North Shore, IL,
5.00%, 12/1/33 - 12/1/35	250,000	270,909

E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Municipal Bond Index Fund
	Face Amount	Value
General Obligations (cont'd)
Laredo, TX,
3.00%, 2/15/37	$175,000	$154,816
Maryland, (Bidding Group 3),
5.00%, 6/1/37	220,000	242,360
Melissa, TX,
5.00%, 2/15/34	130,000	140,028
Memphis, TN (Tennessee General Improvement Bonds),
5.00%, 4/1/39	170,000	181,965
Minnetonka Independent School District No. 276, MN,
0.00%, 2/1/30 - 2/1/35	300,000	233,649
New Waverly Independent School District, TX (PSF Guaranteed),
5.00%, 2/15/34	140,000	154,676
New York City,
5.00%, 8/1/32 - 12/1/39	825,000	881,029
4.00%, 3/1/41	250,000	232,422
Oakland Park, FL,
5.00%, 2/1/32	240,000	256,156
Oxnard School District, CA,
0.00%, 2/1/31	350,000	299,733
Paris Independent School District, TX (PSF Guaranteed),
5.00%, 2/15/34	300,000	332,079
Pflugerville, TX,
5.00%, 8/1/27	60,000	61,437
Plano Independent School District, TX,
5.00%, 2/15/41	180,000	189,352
Prosper Independent School District, TX (PSF Guaranteed),
5.00%, 2/15/32	125,000	136,612
5.00%, 2/15/36	300,000	329,922
Rockwall Independent School District, TX (PSF Guaranteed),
5.00%, 2/15/36	150,000	167,761
St. Cloud Independent School District No. 742, MN,
0.00%, 2/1/27	100,000	98,498
State of Minnesota,
5.00%, 8/1/38	380,000	420,022
State of Washington,
5.00%, 2/1/39 - 2/1/40	300,000	318,240
State of West Virginia,
5.00%, 12/1/38	145,000	153,945
Temple, TX,
5.00%, 8/1/28	125,000	130,244
Town of Prosper, TX,
5.00%, 2/15/33	180,000	198,168
Washington, (Various Purpose General Obligation Refunding Bonds),
5.00%, 8/1/26	180,000	180,000
Waukee Community School District, IA,
5.00%, 6/1/35	115,000	123,005
	Face Amount	Value

Waukesha, WI,
2.00%, 10/1/30	$365,000	$334,701
		12,154,142
Hospital (7.3%)
Colorado Health Facilities Authority,
5.00%, 11/15/33 - 5/15/42 (a)	835,000	904,242
Health & Educational Facilities Authority of the State of Missouri,
5.00%, 4/1/36	700,000	775,441
Maricopa County Industrial Development Authority, AZ,
5.00%, 9/1/28	110,000	114,369
Michigan Finance Authority,
5.00%, 12/1/29 - 4/15/37	395,000	419,456
Oregon Health and Science University,
5.00%, 7/1/27	235,000	239,429
		2,452,937
Housing (1.6%)
Massachusetts Housing Finance Agency,
3.10%, 12/1/29	550,000	543,206
Insured - General Obligations (6.1%)
Grand Rapids Public Schools, MI (AGM),
5.00%, 5/1/30 - 11/1/39	650,000	681,597
Kankakee County Community High School District No 307 Bradley-Bourbonnais, IL (AGM),
5.00%, 12/1/30	300,000	321,754
North Olmsted City School District, OH (AGM),
5.00%, 10/15/27	170,000	174,370
Somerset Area School District, PA (AG) (State Aid Withholding),
5.00%, 2/15/40 - 2/15/43	810,000	856,151
		2,033,872
Lease Revenue/Certificates of Participation (10.9%)
Avon Community School Building Corp., IN,
5.00%, 7/15/36	150,000	161,908
California State Public Works Board (Various Capital),
5.00%, 9/1/37	200,000	221,411
Colorado, (Rural Colorado),
4.00%, 12/15/34	225,000	227,540
5.00%, 12/15/31	125,000	136,772
Community College District of Central Southwest Missouri,
5.00%, 3/1/28	185,000	190,926
County of Dare, NC,
5.00%, 6/1/39 - 6/1/40	355,000	385,303
El Paso County School District No. 49 Falcon, CO,
5.00%, 12/15/35	705,000	763,120
IPS Multi-School Building Corp., IN (State Aid Withholding),
5.00%, 7/15/43	300,000	314,449
Monroe County Community 1996 School Building Corp., IN (State Aid Withholding),
5.00%, 1/15/34	135,000	148,337

E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Municipal Bond Index Fund
	Face Amount	Value
Lease Revenue/Certificates of Participation (cont'd)
Oklahoma City Water Utilities Trust,
5.00%, 7/1/39	$130,000	$141,478
Porter Township High School Building Corp., IN,
5.00%, 7/15/36	215,000	233,108
Riviera Beach, FL,
5.00%, 10/1/28	100,000	104,422
School District of Broward County, FL,
5.00%, 7/1/32	500,000	545,859
Speedway Multi-School Building Corp., IN,
5.00%, 1/15/28	100,000	102,956
		3,677,589
Special Tax Revenue (9.8%)
County of Clark, NV,
5.00%, 7/1/33	285,000	315,853
East Montgomery County Improvement District Sales Tax Revenue, TX (AGM),
5.00%, 8/15/39	230,000	242,312
Empire State Development Corp., NY,
5.00%, 3/15/36 - 3/15/38	425,000	455,660
Grand Junction, CO,
5.00%, 3/1/31	100,000	108,257
Greater Texas Cultural Education Facilities Finance Corp.,
4.00%, 3/1/40	200,000	189,165
New York City Transitional Finance Authority Future Tax Secured Revenue,
5.00%, 5/1/40 - 5/1/42	610,000	648,041
New York State Dormitory Authority,
4.00%, 3/15/38 - 3/15/41	285,000	277,204
5.00%, 3/15/31	120,000	130,994
Park Creek Metropolitan District, CO (AGM),
5.00%, 12/1/35	290,000	311,799
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue,
0.00%, 12/1/37	350,000	215,370
Southeastern Pennsylvania Transportation Authority,
5.25%, 6/1/41	250,000	266,749
Washington Metropolitan Area Transit Authority Dedicated Revenue, DC,
5.00%, 7/15/35	120,000	126,569
		3,287,973
Transportation (6.1%)
Bay Area Toll Authority, CA,
5.00%, 4/1/42	250,000	284,895
Central Texas Turnpike System,
5.00%, 8/15/33	165,000	181,169
County of Clark Department of Aviation, NV,
5.00%, 7/1/29	195,000	206,747
Houston Airport System Revenue, TX,
5.00%, 7/1/37	150,000	154,002
Massachusetts Port Authority,
5.00%, 7/1/28 - 7/1/29	500,000	526,609
North Texas Tollway Authority,
5.00%, 1/1/38	340,000	364,779
	Face Amount	Value

Port Authority of New York & New Jersey,
5.00%, 10/15/42	$85,000	$92,797
Virginia Port Authority,
5.00%, 7/1/34	35,000	39,186
Wayne County Airport Authority, MI,
5.00%, 12/1/41	200,000	215,698
		2,065,882
Water and Sewer (5.5%)
District of Columbia Water & Sewer Authority, DC,
5.00%, 10/1/42	400,000	432,502
Illinois Finance Authority,
5.00%, 7/1/38	250,000	274,083
Massachusetts Water Resources Authority,
5.00%, 8/1/39	140,000	145,391
Ohio Water Development Authority,
5.00%, 6/1/29	115,000	121,355
Ohio Water Development Authority Water Pollution Control Loan Fund,
5.00%, 12/1/34	140,000	157,330
Oklahoma Water Resources Board,
5.00%, 10/1/41	440,000	466,912
San Antonio Water System, TX,
5.00%, 5/15/35	135,000	144,395
Texas Water Development Board,
5.00%, 10/15/33	105,000	117,123
		1,859,091
Total Municipal Bonds (Cost $33,151,531)		33,096,080

	Shares	Value
Short-Term Investment (3.5%)
Investment Company (3.5%)
BlackRock Liquidity Funds — MuniCash — Institutional Shares, 2.16%, (Cost $1,168,073)	1,167,957	1,168,073
Total Investments (101.8%) (Cost $34,319,604) (b)(c)		34,264,153
Liabilities in Excess of Other Assets (–1.8%)		(593,100)
Net Assets (100.0%)		$33,671,053

(a)	When-issued security.
(b)	Securities are available for collateral in connection with purchase of when-issued securities.
(c)
At July 31, 2026, the aggregate cost for federal income tax
purposes approximates the aggregate cost for book
purposes. The aggregate gross unrealized appreciation is
$295,515 and the aggregate gross unrealized depreciation is
$350,966, resulting in net unrealized depreciation of
$55,451.

AGM	Assured Guaranty Municipal Corporation.
AID	Agency for International Development.
PSF	Permanent School Fund.

At July 31, 2026, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
State/Territory	Value	Percentage of Net Assets
Texas	$7,848,739	23.3%
Others, representing less than 10% individually	26,415,414	78.5
	$34,264,153	101.8%

Sector Classification of Portfolio
Classification	Percentage of Total Investments
General Obligations	35.5%
Lease Revenue/Certificates of Participation	10.7
Special Tax Revenue	9.6
Education	8.8
Hospital	7.2
Transportation	6.0
Insured - General Obligations	6.0
Electric Utilities	5.8
Water and Sewer	5.4
Other*	5.0
Total Investments	100.0%

*	Sectors and/or investment types representing less than 5% of total investments.

E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments
E*TRADE No Fee U.S. Bond Index Fund

	Face Amount	Value
Fixed Income Securities (98.7%)
Corporate Bonds (30.6%)
Basic Materials (1.5%)
BHP Billiton Finance USA Ltd.,
5.00%, 2/15/36	$196,000	$191,692
LYB International Finance III LLC,
5.13%, 1/15/31	253,000	251,188
5.50%, 3/1/34	67,000	65,856
Nutrien Ltd.,
4.90%, 3/27/28	49,000	49,170
Sherwin-Williams Co.,
2.95%, 8/15/29	65,000	61,646
		619,552
Communications (3.6%)
Amazon.com, Inc.,
3.88%, 8/22/37	214,000	185,736
AT&T, Inc.,
3.10%, 2/1/43	114,000	77,456
3.30%, 2/1/52	122,000	71,939
Charter Communications Operating LLC/Charter Communications Operating Capital,
5.05%, 3/30/29	197,000	194,881
Cisco Systems, Inc.,
5.35%, 2/26/64	89,000	78,628
Comcast Corp.,
3.90%, 3/1/38	67,000	54,757
Fox Corp.,
5.58%, 1/25/49	354,000	318,092
6.50%, 10/13/33	280,000	293,993
Verizon Communications, Inc.,
1.75%, 1/20/31	233,000	203,046
		1,478,528
Consumer, Cyclical (1.4%)
Aptiv Swiss Holdings Ltd.,
4.15%, 5/1/52	198,000	141,251
AutoZone, Inc.,
3.75%, 6/1/27	68,000	67,601
General Motors Financial Co., Inc.,
2.70%, 6/10/31	206,000	183,777
Lowe's Cos., Inc.,
3.65%, 4/5/29	101,000	98,249
Starbucks Corp.,
3.35%, 3/12/50	100,000	65,110
		555,988
Consumer, Non-Cyclical (6.0%)
AbbVie, Inc.,
5.50%, 3/15/64	79,000	71,872
Amgen, Inc.,
2.77%, 9/1/53	132,000	73,751
Becton Dickinson & Co.,
1.96%, 2/11/31	105,000	92,125
Coca-Cola Co.,
5.40%, 5/13/64	247,000	226,109
	Face Amount	Value

Elevance Health, Inc.,
5.00%, 1/15/36	$249,000	$239,531
General Mills, Inc.,
5.25%, 1/30/35	110,000	108,386
HCA, Inc.,
5.30%, 5/15/36	214,000	207,633
Mondelez International, Inc.,
4.75%, 2/20/29	296,000	296,459
Novartis Capital Corp.,
4.60%, 11/5/35	256,000	244,893
Philip Morris International, Inc.,
4.90%, 11/1/34	252,000	246,208
Stryker Corp.,
1.95%, 6/15/30	159,000	142,925
4.63%, 3/15/46	221,000	187,020
Sysco Corp.,
4.50%, 4/1/46	155,000	123,875
UnitedHealth Group, Inc.,
5.15%, 7/15/34	191,000	189,530
		2,450,317
Energy (1.1%)
Enbridge, Inc.,
6.00%, 11/15/28	84,000	86,314
Equinor ASA,
3.95%, 5/15/43	50,000	39,887
Kinder Morgan, Inc.,
5.20%, 3/1/48	121,000	105,269
Occidental Petroleum Corp.,
6.60%, 3/15/46	219,000	223,801
		455,271
Finance (9.3%)
Aon North America, Inc.,
5.75%, 3/1/54	134,000	124,574
Bank of America Corp.,
MTN
4.95%, 7/22/28	85,000	85,251
Bank of Nova Scotia,
4.34%, 9/15/31	255,000	247,842
Capital One Financial Corp.,
4.72%, 1/30/32	330,000	322,773
5.88%, 7/26/35	115,000	116,263
Charles Schwab Corp.,
5.85%, 5/19/34	75,000	77,191
Citigroup, Inc.,
2.57%, 6/3/31	94,000	85,857
2.67%, 1/29/31	92,000	84,975
5.17%, 2/13/30	192,000	193,128
Citizens Financial Group, Inc.,
5.25%, 3/5/31	152,000	152,483
5.84%, 1/23/30	248,000	253,038
Equinix, Inc.,
2.15%, 7/15/30	238,000	212,699
Essex Portfolio LP,
5.50%, 4/1/34	116,000	116,077

E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee U.S. Bond Index Fund
	Face Amount	Value
Finance (cont'd)
Fifth Third Bancorp,
5.63%, 1/29/32	$109,000	$110,876
Goldman Sachs Group, Inc.,
2.91%, 7/21/42	107,000	74,334
6.56%, 10/24/34	71,000	75,336
PNC Financial Services Group, Inc.,
5.35%, 12/2/28	84,000	84,757
Prologis LP,
5.25%, 5/15/35	247,000	244,429
Regions Financial Corp.,
5.50%, 9/6/35	140,000	138,406
5.72%, 6/6/30	288,000	293,948
Sumisho Air Lease Corp.,
5.85%, 12/15/27	142,000	143,995
Travelers Cos., Inc.,
4.10%, 3/4/49	243,000	186,889
Truist Financial Corp.,
MTN
6.12%, 10/28/33 (a)	74,000	77,009
U.S. Bancorp,
MTN
4.55%, 7/22/28	124,000	123,965
Wells Fargo & Co.,
MTN
2.57%, 2/11/31	93,000	85,663
4.61%, 4/25/53	87,000	69,786
		3,781,544
Industrials (1.8%)
CSX Corp.,
5.05%, 6/15/35	67,000	66,020
General Dynamics Corp.,
2.25%, 6/1/31	333,000	297,088
2.85%, 6/1/41	118,000	85,106
John Deere Capital Corp.,
4.50%, 1/16/29	194,000	193,777
RTX Corp.,
1.90%, 9/1/31	111,000	96,280
		738,271
Technology (3.0%)
Fidelity National Information Services, Inc.,
1.65%, 3/1/28	111,000	105,843
5.10%, 7/15/32	216,000	213,477
Fiserv, Inc.,
4.20%, 10/1/28	110,000	108,389
Intel Corp.,
4.60%, 3/25/40	370,000	320,201
5.05%, 8/5/62	99,000	76,727
5.20%, 2/10/33	82,000	81,126
KLA Corp.,
5.25%, 7/15/62	210,000	181,811
Oracle Corp.,
2.95%, 4/1/30	82,000	73,801
	Face Amount	Value

QUALCOMM, Inc.,
6.00%, 5/20/53	$73,000	$70,618
		1,231,993
Utilities (2.9%)
American Electric Power Co., Inc.,
5.63%, 3/1/33	250,000	255,359
Consolidated Edison Co. of New York, Inc.,
3.70%, 11/15/59	191,000	125,041
Dominion Energy South Carolina, Inc.,
6.25%, 10/15/53	70,000	71,569
Duke Energy Carolinas LLC,
5.40%, 1/15/54	80,000	72,684
Duke Energy Indiana LLC,
5.40%, 4/1/53	82,000	73,920
Exelon Corp.,
5.15%, 3/15/29	84,000	84,739
National Rural Utilities Cooperative Finance Corp.,
4.75%, 2/7/28	158,000	158,447
Pacific Gas & Electric Co.,
2.50%, 2/1/31	221,000	197,264
Southern Co.,
4.85%, 6/15/28	133,000	133,476
		1,172,499
		12,483,963
U.S. Agency Securities (1.1%)
Federal National Mortgage Association,
0.75%, 10/8/27	216,000	207,466
0.88%, 8/5/30	274,000	238,745
		446,211
U.S. Treasury Securities (67.0%)
U.S. Treasury Bond,
1.38%, 8/15/50	1,277,000	592,184
2.75%, 8/15/47	2,323,000	1,567,617
3.00%, 2/15/49	2,339,000	1,624,965
3.38%, 11/15/48	1,627,000	1,213,831
4.50%, 2/15/36	1,105,000	1,096,065
6.50%, 11/15/26	242,000	243,656
6.63%, 2/15/27	478,000	484,971
U.S. Treasury Notes,
0.50%, 4/30/27	2,919,000	2,843,914
1.13%, 2/15/31	1,303,000	1,129,385
1.25%, 4/30/28	3,595,000	3,414,899
3.75%, 12/31/28	1,590,000	1,569,783
4.00%, 1/31/29 - 2/15/34	5,783,000	5,655,448
4.25%, 6/30/31	1,869,000	1,854,070
4.38%, 5/15/34	2,403,000	2,365,453
4.63%, 9/30/30	1,682,000	1,696,225
		27,352,466
Total Fixed Income Securities (Cost $41,180,093)		40,282,640

E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee U.S. Bond Index Fund

	Shares	Value
Short-Term Investments (0.6%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 3.59% (b) (Cost $148,714)	148,714	$148,714
Securities held as Collateral on Loaned Securities (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 3.59% (b) (Cost $79,920)	79,920	79,920
Total Short-Term Investments (Cost $228,634)		228,634
Total Investments (99.3%) (Cost $41,408,727) including $78,028 of Securities Loaned (c)		40,511,274
Other Assets in Excess of Liabilities (0.7%)		294,889
Net Assets (100.0%)		$40,806,163

(a)
All or a portion of this security was on loan. The value of
loaned securities and related collateral outstanding at July 31,
2026, were approximately $78,028 and $79,920,
respectively. The Fund received cash collateral of
approximately $79,920, which was subsequently invested in
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio - Institutional Class as reported in the Portfolio of
Investments. The Fund has the right under the securities
lending agreement to recover the securities from the
borrower on demand.

(b)
The Funds invest in the Institutional Class of the Morgan
Stanley Institutional Liquidity Funds — Government Portfolio
(the “Liquidity Fund”), an open-end management investment
company managed by the Adviser, both directly and as a
portion of the securities held as collateral on loaned
securities.

(c)
At July 31, 2026, the aggregate cost for federal income tax
purposes approximates the aggregate cost for book
purposes. The aggregate gross unrealized appreciation is
$28,470 and the aggregate gross unrealized depreciation is
$925,923, resulting in net unrealized depreciation of
$897,453.

MTN	Medium Term Note.

Portfolio Composition*
Classification	Percentage of Total Investments
U.S. Treasury Securities	67.6%
Corporate Bonds	30.9
Other**	1.5
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of July 31, 2026.
**	Industries and/or investment types representing less than 5% of total investments.

E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Notes to the Portfolio of Investments
Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Trust’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”) a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Each business day, the Funds use a third-party pricing service approved by the Trustees to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions(“spot contracts”) and foreign exchange forward contracts(“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day.
In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Notes to the Portfolio of Investments (cont'd)
Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust's investments. The inputs are summarized in the three broad levels listed below:
•Level 1 – unadjusted quoted prices in active markets for identical investments
•Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs including each Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Notes to the Portfolio of Investments (cont'd)
The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2026:
E*TRADE No Fee Large Cap Index
Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs(1)	Total
Assets:
Common Stocks	$133,358,233 (2)	$—	$—	$133,358,233
Rights	—	—	4	4
Short-Term Investments
Investment Company	129,532	—	—	129,532
Total Assets	$133,487,765	$—	$4	$133,487,769

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the nine months ended July 31, 2026 is not presented.

E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Notes to the Portfolio of Investments (cont'd)
The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2026:
E*TRADE No Fee Total Market Index
Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs(1)	Total
Assets:
Common Stocks
Aerospace & Defense	$2,700,451	$—	$—	$2,700,451
Air Freight & Logistics	301,089	—	—	301,089
Automobile Components	122,689	—	—	122,689
Automobiles	1,836,295	—	—	1,836,295
Banks	4,269,072	—	—	4,269,072
Beverages	1,071,778	—	—	1,071,778
Biotechnology	2,422,545	—	—	2,422,545
Broadline Retail	4,125,091	—	—	4,125,091
Building Products	628,043	—	—	628,043
Capital Markets	3,418,124	—	—	3,418,124
Chemicals	1,149,610	—	—	1,149,610
Commercial Services & Supplies	554,020	—	—	554,020
Communications Equipment	1,376,558	—	—	1,376,558
Construction & Engineering	551,172	—	—	551,172
Construction Materials	280,757	—	—	280,757
Consumer Finance	628,812	—	—	628,812
Consumer Staples Distribution & Retail	1,861,557	—	—	1,861,557
Containers & Packaging	216,805	—	—	216,805
Distributors	48,362	—	—	48,362
Diversified Consumer Services	98,212	—	—	98,212
Diversified REITs	46,714	—	—	46,714
Diversified Telecommunication Services	748,809	—	—	748,809
Electric Utilities	1,449,643	—	—	1,449,643
Electrical Equipment	1,377,633	—	—	1,377,633
Electronic Equipment, Instruments & Components	1,156,180	—	—	1,156,180
Energy Equipment & Services	443,887	—	—	443,887
Entertainment	1,278,486	—	—	1,278,486
Financial Services	3,340,060	—	—	3,340,060
Food Products	486,572	—	—	486,572
Gas Utilities	128,610	—	—	128,610
Ground Transportation	1,004,790	—	—	1,004,790
Health Care Equipment & Supplies	1,611,769	—	—	1,611,769
Health Care Providers & Services	1,953,888	—	—	1,953,888
Health Care REITs	429,485	—	—	429,485
Health Care Technology	55,885	—	—	55,885
Hotel & Resort REITs	72,482	—	—	72,482
Hotels, Restaurants & Leisure	1,907,051	—	—	1,907,051
Household Durables	303,794	—	—	303,794
Household Products	757,600	—	—	757,600
Independent Power & Renewable Electricity Producers	148,480	—	—	148,480
Industrial Conglomerates	250,111	—	—	250,111
Industrial REITs	262,468	—	—	262,468
Information Technology Services	1,104,300	—	—	1,104,300
Insurance	1,792,801	—	—	1,792,801
Interactive Media & Services	7,908,176	—	—	7,908,176
Leisure Products	66,080	—	—	66,080
Life Sciences Tools & Services	1,016,704	—	—	1,016,704
Machinery	2,178,508	—	—	2,178,508
Marine Transportation	24,422	—	—	24,422
Media	213,190	—	—	213,190
Metals & Mining	648,870	—	—	648,870
Mortgage Real Estate Investment	123,702	—	—	123,702

E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Notes to the Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index
Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs(1)	Total
Common Stocks (cont’d)
Multi-Utilities	$549,631	$—	$—	$549,631
Office REITs	64,294	—	—	64,294
Oil, Gas & Consumable Fuels	3,421,436	—	—	3,421,436
Paper & Forest Products	20,690	—	—	20,690
Passenger Airlines	234,422	—	—	234,422
Personal Care Products	95,685	—	—	95,685
Pharmaceuticals	3,664,447	—	—	3,664,447
Professional Services	574,766	—	—	574,766
Real Estate Management & Development	205,969	—	—	205,969
Residential REITs	244,702	—	—	244,702
Retail REITs	352,854	—	—	352,854
Semiconductors & Semiconductor Equipment	16,648,468	—	—	16,648,468
Software	9,070,916	565	—	9,071,481
Specialized REITs	837,848	—	—	837,848
Specialty Retail	1,736,797	—	—	1,736,797
Tech Hardware, Storage & Peripherals	8,038,827	—	—	8,038,827
Textiles, Apparel & Luxury Goods	235,402	—	—	235,402
Tobacco	627,331	—	—	627,331
Trading Companies & Distributors	599,600	—	—	599,600
Water Utilities	92,685	—	—	92,685
Wireless Telecommunication Services	129,561	—	—	129,561
Total Common Stocks	109,398,523	565	—	109,399,088
Preferred Stock
Diversified Telecommunication Services	648	—	—	648
Rights	—	—	32	32
Short-Term Investments
Investment Company	456,475	—	—	456,475
Total Assets	$109,855,646	$565	$32	$109,856,243

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the nine months ended July 31, 2026 is not presented.

E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Notes to the Portfolio of Investments (cont'd)
The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2026:
E*TRADE No Fee International Index
Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks
Aerospace & Defense	$77,983	$1,904,383	$—	$1,982,366
Air Freight & Logistics	—	311,823	—	311,823
Automobile Components	49,310	375,614	—	424,924
Automobiles	—	1,179,212	—	1,179,212
Banks	2,338,458	9,646,337	—	11,984,795
Beverages	—	666,862	—	666,862
Biotechnology	189,150	177,327	—	366,477
Broadline Retail	219,189	519,237	—	738,426
Building Products	—	473,032	—	473,032
Capital Markets	321,582	1,735,715	—	2,057,297
Chemicals	91,939	1,273,984	—	1,365,923
Commercial Services & Supplies	173,362	196,481	—	369,843
Communications Equipment	—	202,454	—	202,454
Construction & Engineering	92,805	582,870	—	675,675
Construction Materials	—	186,206	—	186,206
Consumer Finance	—	17,948	—	17,948
Consumer Staples Distribution & Retail	258,467	649,391	—	907,858
Containers & Packaging	21,417	—	—	21,417
Distributors	—	16,306	—	16,306
Diversified Consumer Services	—	22,747	—	22,747
Diversified REITs	—	128,883	—	128,883
Diversified Telecommunication Services	116,243	1,050,651	—	1,166,894
Electric Utilities	145,338	1,164,925	—	1,310,263
Electrical Equipment	—	1,837,649	—	1,837,649
Electronic Equipment, Instruments & Components	103,902	889,633	—	993,535
Energy Equipment & Services	—	28,604	—	28,604
Entertainment	—	299,243	—	299,243
Financial Services	—	743,258	—	743,258
Food Products	20,561	1,207,351	—	1,227,912
Gas Utilities	31,156	171,025	—	202,181
Ground Transportation	440,301	261,876	—	702,177
Health Care Equipment & Supplies	—	735,026	—	735,026
Health Care Providers & Services	—	164,357	—	164,357
Health Care REITs	—	19,812	—	19,812
Health Care Technology	—	39,283	—	39,283
Hotels, Restaurants & Leisure	57,097	550,108	—	607,205
Household Durables	—	598,259	—	598,259
Household Products	—	236,919	—	236,919
Independent Power & Renewable Electricity Producers	—	215,378	—	215,378
Industrial Conglomerates	—	1,230,573	—	1,230,573
Industrial REITs	—	222,849	—	222,849
Information Technology Services	402,575	335,096	—	737,671
Insurance	676,657	3,289,389	—	3,966,046
Interactive Media & Services	—	72,487	—	72,487
Leisure Products	—	89,116	—	89,116
Life Sciences Tools & Services	35,984	165,554	—	201,538
Machinery	4,916	1,869,029	—	1,873,945
Marine Transportation	—	207,456	—	207,456
Media	—	152,405	—	152,405
Metals & Mining	905,962	1,968,511	—	2,874,473
Multi-Utilities	6,876	516,974	—	523,850
Office REITs	—	60,671	—	60,671

E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Notes to the Portfolio of Investments (cont'd)
E*TRADE No Fee International Index
Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Common Stocks (cont’d)
Oil, Gas & Consumable Fuels	$1,404,367	$2,227,019	$—	$3,631,386
Paper & Forest Products	—	90,350	—	90,350
Passenger Airlines	—	211,108	—	211,108
Personal Care Products	—	696,482	—	696,482
Pharmaceuticals	—	4,379,750	—	4,379,750
Professional Services	30,705	675,039	—	705,744
Real Estate Management & Development	19,298	585,142	—	604,440
Retail REITs	13,468	100,349	—	113,817
Semiconductors & Semiconductor Equipment	—	3,358,698	—	3,358,698
Software	300,800	641,787	—	942,587
Specialty Retail	—	552,248	—	552,248
Tech Hardware, Storage & Peripherals	—	176,092	—	176,092
Textiles, Apparel & Luxury Goods	23,249	1,084,045	—	1,107,294
Tobacco	—	520,353	—	520,353
Trading Companies & Distributors	—	1,064,674	—	1,064,674
Transportation Infrastructure	—	171,987	—	171,987
Water Utilities	—	57,686	—	57,686
Wireless Telecommunication Services	29,420	628,279	—	657,699
Total Common Stocks	8,602,537	57,881,367	—	66,483,904
Short-Term Investments
Investment Company	512,794	—	—	512,794
Total Assets	$9,115,331	$57,881,367	$—	$66,996,698

E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Notes to the Portfolio of Investments (cont'd)
The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2026:
E*TRADE No Fee Municipal Bond Index
Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Municipal Bonds	$—	$33,096,080	$—	$33,096,080
Short-Term Investment
Investment Company	1,168,073	—	—	1,168,073
Total Assets	$1,168,073	$33,096,080	$—	$34,264,153

E*TRADE Trust

Third Quarter Report — July 31, 2026 (unaudited)
Notes to the Portfolio of Investments (cont'd)
The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2026:
E*TRADE No Fee U.S. Bond Index
Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Fixed Income Securities
Corporate Bonds	$—	$12,483,963	$—	$12,483,963
U.S. Agency Securities	—	446,211	—	446,211
U.S. Treasury Securities	—	27,352,466	—	27,352,466
Total Fixed Income Securities	—	40,282,640	—	40,282,640
Short-Term Investments
Investment Company	228,634	—	—	228,634
Total Assets	$228,634	$40,282,640	$—	$40,511,274
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.